UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22452
                                                    -----------

                            First Trust Series Fund
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                           ---------------

                      Date of fiscal year end: October 31
                                               ----------

                    Date of reporting period: April 30, 2017
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


FIRST TRUST

        First Trust Preferred
        Securities and Income Fund
        -----------------------------------------
        Semi-Annual Report
        For the Six Months Ended
        April 30, 2017

STONEBRIDGE
ADVISORS LLC

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2017

Shareholder Letter ..........................................................  1
At a Glance .................................................................  2
Portfolio Management ........................................................  4
Understanding Your Fund Expenses ............................................  5
Portfolio of Investments ....................................................  6
Statement of Assets and Liabilities ......................................... 11
Statement of Operations ..................................................... 12
Statements of Changes in Net Assets ......................................... 13
Financial Highlights ........................................................ 14
Notes to Financial Statements ............................................... 19
Additional Information....................................................... 26


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Preferred Securities and Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by the Sub-Advisor team are just that, informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                           APRIL 30, 2017 (UNAUDITED)


Dear Shareholders:

Thank you for your investment in First Trust Preferred Securities and Income Fund (the "Fund").

The year 2016 was a historic year all over the world. Many will remember some of the events that occurred during the year: from the Brexit vote in the UK to leave the European Union, to the results of the U.S. Presidential Election which seemed unlikely at the beginning of 2016, to the first World Series Championship for the Chicago Cubs in 108 years!

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment. Additionally, First Trust has compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

On November 8, 2016, Donald J. Trump was elected to become the 45th president in our country's history. As I write this, he has just hit his 100th day in office, always a historic marker for pundits, politicians, and voters. While no one has a crystal ball and the ability to predict how the Trump administration will shape the United States (and the world), there is no doubt that his populist message resonated for many Americans. His message of improving lives for the "average" American, while reducing the size and scope of the federal government, also won him millions of votes. Many of his supporters believe that with his background in business, Trump will make policy changes that will continue to grow the economy and spur stock markets even higher. Many analysts predicted the Dow Jones Industrial Average would hit a new benchmark, 20,000, in the first days of the New Year. It took until January 25, 2017, but the Dow finally traded over 20,000 on that day. On March 1, 2017, the Dow went past 21,000, a new record. As with all change and a new administration, only time will tell where our economy and the markets will go.

As of December 31, 2016, the S&P 500(R) Index (the "Index") was up 11.96% for the year, on a total return basis, as measured by Bloomberg. As of April 30, 2017, the Index was up 7.16% (calendar year-to-date). The current bull market (measuring from March 9, 2009 through April 28, 2017) is the second longest in history, but lags the longest bull market by 4.17 years, according to Bespoke Investment Group. We remain bullish on the economy, but continue to have a long-term perspective. We believe investors should think long-term as well, since no one can predict volatility and the inevitable ups and downs that occur in the market.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
"AT A GLANCE"
AS OF APRIL 30, 2017 (UNAUDITED)

-----------------------------------------------------------
FUND STATISTICS
-----------------------------------------------------------
FIRST TRUST PREFERRED SECURITIES                NET ASSET
 AND INCOME FUND                               VALUE (NAV)
-----------------------------------------------------------
Class A (FPEAX)                                  $21.84
Class C (FPECX)                                  $21.88
Class F (FPEFX)                                  $22.04
Class I (FPEIX)                                  $21.93
Class R3 (FPERX)                                 $21.81
-----------------------------------------------------------


-----------------------------------------------------------
                                              % OF TOTAL
TOP TEN HOLDINGS                              INVESTMENTS
-----------------------------------------------------------
Liberty Mutual Group, Inc.                         2.4%
Bank of America Corp., Series DD                   2.3
Farm Credit Bank Of Texas, Series 1                2.3
Wells Fargo & Co., Series K                        2.2
Enel S.p.A.                                        2.2
Aquarius & Investments PLC for Swiss
   Reinsurance Co., Ltd.                           2.1
Zions Bancorporation, Series J                     2.0
Emera, Inc., Series 16-A                           1.8
Catlin Insurance Co., Ltd.                         1.8
Reinsurance Group of America, Inc.                 1.7
                                                 ------
                                        Total     20.8%
                                                 ======


-----------------------------------------------------------
                                              % OF TOTAL
SECTOR ALLOCATION                             INVESTMENTS
-----------------------------------------------------------
Financials                                        72.5%
Utilities                                          8.5
Real Estate                                        5.4
Energy                                             5.3
Consumer Staples                                   4.8
Telecommunication Services                         1.9
Industrials                                        1.3
Materials                                          0.3
                                                 ------
                                        Total    100.0%
                                                 ======


-----------------------------------------------------------
                                              % OF TOTAL
CREDIT QUALITY(1)                             INVESTMENTS
-----------------------------------------------------------
A+                                                 0.5%
A                                                  0.6
A-                                                 2.2
BBB+                                              15.5
BBB                                               21.8
BBB-                                              22.4
BB+                                               18.4
BB                                                 6.9
BB-                                                3.6
B+                                                 2.5
B-                                                 0.2
NR                                                 5.4
                                                 ------
                                        Total    100.0%
                                                 ======


------------------------------------------------------------------------------------------------------------------------
                                           CLASS            CLASS            CLASS            CLASS             CLASS
DIVIDEND DISTRIBUTIONS                    A SHARES         C SHARES         F SHARES         I SHARES         R3 SHARES
------------------------------------------------------------------------------------------------------------------------
Current Monthly Distribution per Share(2)  $0.0955          $0.0820          $0.0973         $0.1000           $0.0910
Current Distribution Rate on NAV(3)         5.25%            4.50%            5.30%           5.47%             5.01%

(1) The credit quality and ratings information presented above reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB/ Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuer of the underlying securities in the Fund and not the Fund or its shares. Credit ratings are subject to change.

(2) Most recent distribution paid or declared through 4/30/17. Subject to change in the future.

(3) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by NAV as of 4/30/2017. Subject to change in the future.

NR    Not Rated

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
"AT A GLANCE" (CONTINUED)
AS OF APRIL 30, 2017 (UNAUDITED)

          -----------------------------------------------------------
                      PERFORMANCE OF A $10,000 INVESTMENT
          -----------------------------------------------------------
          This chart compares your Fund's Class I performance to that of the BofA Merrill Lynch Fixed Rate Preferred Securities Index, the BofA Merrill Lynch U.S. Capital Securities Index and the Blended Index(a) from 1/11/2011 through 4/30/2017.

            First Trust Preferred       BofA Merrill Lynch          BofA Merrill Lynch
            Securities and Income       Fixed Rate Preferred        U.S. Capital Securities     Blended
            Fund - Class I Shares       Securities Index ("P0P1")   Index ("C0CS")              Index (a)
1/11/11     $10,000                     $10,000                     $10,000                     $10,000
4/30/11      10,393                      10,454                      10,484                      10,469
10/31/11     10,521                      10,521                      10,138                      10,330
4/30/12      11,475                      11,142                      10,861                      11,002
10/31/12     12,398                      11,847                      11,958                      11,903
4/30/13      12,931                      12,288                      12,651                      12,470
10/31/13     11,894                      11,553                      12,711                      12,132
4/30/14      12,715                      12,485                      13,445                      12,965
10/31/14     13,163                      12,992                      13,899                      13,446
4/30/15      13,693                      13,573                      14,391                      13,987
10/31/15     13,862                      13,965                      14,123                      14,056
4/30/16      14,101                      14,480                      14,365                      14,436
10/31/16     15,009                      14,975                      15,157                      15,080
4/30/17      15,572                      15,421                      15,451                      15,451

(a) The Blended Index return is a 50/50 split between the BofA Merrill Lynch Fixed Rate Preferred Securities Index and BofA Merrill Lynch U.S. Capital Securities Index.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF APRIL 30, 2017
------------------------------------------------------------------------------------------------------------------------------------
                      A SHARES          C SHARES      F SHARES   I SHARES   R3 SHARES  BLENDED       P0P1*              C0CS*
                      Inception        Inception      Inception  Inception  Inception  INDEX*     BofA Merrill       BofA Merrill
                      2/25/2011        2/25/2011      3/2/2011   1/11/2011  3/2/2011              Lynch Fixed         Lynch U.S.
                                                                                                 Rate Preferred        Capital
                                                                                                Securities Index   Securities Index
------------------------------------------------------------------------------------------------------------------------------------
                                             W/MAX
                                             1.00%
                             W/MAX        CONTINGENT
                     W/O     4.50%    W/O   DEFERRED     W/O        W/O        W/O       W/O          W/O                W/O
AVERAGE ANNUAL      SALES    SALES   SALES   SALES      SALES      SALES      SALES     SALES        SALES              SALES
TOTAL RETURNS      CHARGES  CHARGE  CHARGES  CHARGE    CHARGES    CHARGES    CHARGES   CHARGES      CHARGES            CHARGES

6 Months            3.71%  -0.96%   3.31%    2.31%      3.73%      3.78%     3.54%     2.46%        2.98%              1.94%
1 Year             10.31%   5.34%   9.46%    8.46%     10.37%     10.49%     9.99%     7.03%        6.50%              7.55%

 AVERAGE ANNUAL
 TOTAL RETURNS
 5 Year             6.07%   5.10%   5.27%    5.27%      6.14%      6.31%     5.75%     7.02%        6.72%              7.30%
 Since Inception    6.92%   6.13%   6.15%    6.15%      7.08%      7.30%     6.55%     7.15%        7.12%              7.15%
 30-Day SEC Yield(1)    4.55%            4.03%          4.49%      4.98%     4.54%       N/A          N/A                N/A
------------------------------------------------------------------------------------------------------------------------------------

* Since inception return is based on the Class I Shares inception date.

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor and Sub-Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, these indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance of share classes will vary due to differences in sales charges and expenses. Total return with sales charges includes payment of the maximum sales charge of 4.50% for Class A Shares, a contingent deferred sales charge ("CDSC") of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class F, Class I and Class R3 Shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The Rule 12b-1 service fees are 0.15% of average daily net assets for Class F Shares and combined Rule 12b-1 distribution and service fees are 0.50% of average daily net assets for Class R3 Shares, while Class I Shares do not have these fees. Prior to December 15, 2011, the combined Rule 12b-1 distribution and service fees for Class R3 Shares were 0.75% of average daily net assets.

(1) 30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the fee waiver and/or reimbursement of Fund expenses, which has the effect of lowering the Fund's expense ratio and generating a higher yield.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2017 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") was established in 1991 and is located in Wheaton, Illinois. First Trust is a registered investment advisor which offers customized portfolio management using its structured, quantitative approach to security selection. As of April 30, 2017, First Trust managed or supervised $105.533 billion in assets.

                                  SUB-ADVISOR

Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") is the Sub-Advisor to First Trust Preferred Securities and Income Fund (the "Fund") and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred securities and North American equity income securities.

               STONEBRIDGE ADVISORS LLC PORTFOLIO MANAGEMENT TEAM

SCOTT T. FLEMING - PRESIDENT AND CHIEF INVESTMENT OFFICER
ROBERT WOLF - SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER
DANIELLE SALTERS, CFA - VICE PRESIDENT, PORTFOLIO MANAGER AND CREDIT ANALYST

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2017 (UNAUDITED)

As a shareholder of the First Trust Preferred Securities and Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2017.

ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

             ----------------------------------------------------------------------------------------------------
                                                                         HYPOTHETICAL
                           ACTUAL EXPENSES                        (5% RETURN BEFORE EXPENSES)
             -------------------------------------------    ---------------------------------------
                               ENDING      EXPENSES PAID    BEGINNING      ENDING     EXPENSES PAID
               BEGINNING       ACCOUNT     DURING PERIOD     ACCOUNT      ACCOUNT     DURING PERIOD     ANNUALIZED
             ACCOUNT VALUE      VALUE       11/1/2016 -       VALUE        VALUE       11/1/2016 -       EXPENSE
               11/1/2016      4/30/2017    4/30/2017 (a)    11/1/2016    4/30/2017    4/30/2017 (a)      RATIOS (b)
------------------------------------------------------------------------------------------------------------------
Class A      $ 1,000.00       $ 1,037.10     $  7.12       $ 1,000.00    $ 1,017.80     $  7.05          1.41%
Class C        1,000.00         1,033.10       10.79         1,000.00      1,014.18       10.69           2.14
Class F        1,000.00         1,037.30        6.62         1,000.00      1,018.30        6.56           1.31
Class I        1,000.00         1,037.80        5.15         1,000.00      1,019.74        5.11           1.02
Class R3       1,000.00         1,035.40        8.38         1,000.00      1,016.56        8.30           1.66

(a) Expenses are equal to the annualized expense ratios, multiplied by the average account value over the period November 1, 2016 through April 30, 2017, multiplied by 181/365 (to reflect the six-month period).

(b)   These expense ratios reflect expense caps.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2017 (UNAUDITED)

                                                                      STATED        STATED
   SHARES                         DESCRIPTION                          RATE        MATURITY          VALUE
-------------  ---------------------------------------------------   ---------   ------------   --------------
$25 PAR PREFERRED SECURITIES - 22.4%

               BANKS - 7.4%
       30,000  Citigroup Capital XIII (a).........................     7.54%       10/30/40     $      787,200
        6,799  Citigroup, Inc., Series J (c)......................     7.13%          (b)              199,279
       50,000  Citigroup, Inc., Series K (c)......................     6.88%          (b)            1,472,500
       34,607  FNB Corp. (c)......................................     7.25%          (b)            1,022,637
       65,000  GMAC Capital Trust I, Series 2 (a).................     6.82%       02/15/40          1,654,900
       15,878  ING Groep N.V......................................     6.20%          (b)              406,635
      109,000  KeyCorp, Series E (c)..............................     6.13%          (b)            3,065,080
       64,200  People's United Financial, Inc., Series A (c)......     5.63%          (b)            1,769,352
        2,132  PNC Financial Services Group, Inc., Series P (c)...     6.13%          (b)               62,404
       31,643  Regions Financial Corp., Series A..................     6.38%          (b)              820,503
       40,000  Royal Bank of Scotland Group PLC, Series L.........     5.75%          (b)            1,004,800
       40,000  Royal Bank of Scotland Group PLC, Series S.........     6.60%          (b)            1,018,000
       25,000  Wells Fargo & Co. (c)..............................     5.85%          (b)              677,500
       54,369  Wintrust Financial Corp., Series D (c).............     6.50%          (b)            1,465,244
       30,000  Zions Bancorporation, Series F.....................     7.90%          (b)              764,100
                                                                                                --------------
                                                                                                    16,190,134
                                                                                                --------------
               CAPITAL MARKETS - 1.1%
       40,000  Morgan Stanley, Series K (c).......................     5.85%          (b)            1,055,200
       52,446  State Street Corp., Series G (c)...................     5.35%          (b)            1,401,357
                                                                                                --------------
                                                                                                     2,456,557
                                                                                                --------------
               DIVERSIFIED FINANCIAL SERVICES - 1.3%
      106,810  KKR Financial Holdings LLC, Series A...............     7.38%          (b)            2,761,039
                                                                                                --------------
               EQUITY REAL ESTATE INVESTMENT TRUSTS - 5.2%
      101,594  American Homes 4 Rent, Series A (d)................     5.00%          (b)            2,890,339
       57,866  American Homes 4 Rent, Series B (d)................     5.00%          (b)            1,628,766
       24,491  Corporate Office Properties Trust, Series L........     7.38%          (b)              623,756
       25,000  DuPont Fabros Technology, Inc., Series C...........     6.63%          (b)              685,000
       35,509  EPR Properties, Series F...........................     6.63%          (b)              917,908
      113,500  Equity Commonwealth................................     5.75%       08/01/42          2,831,825
       20,000  Kilroy Realty Corp., Series H......................     6.38%          (b)              506,700
       52,600  VEREIT, Inc., Series F.............................     6.70%          (b)            1,353,398
                                                                                                --------------
                                                                                                    11,437,692
                                                                                                --------------
               FOOD PRODUCTS - 0.5%
       38,791  CHS, Inc., Series 2 (c)............................     7.10%          (b)            1,091,191
                                                                                                --------------
               INSURANCE - 4.9%
        7,100  AmTrust Financial Services, Inc....................     7.50%       09/15/55            182,186
        4,415  Arch Capital Group, Ltd., Series E.................     5.25%          (b)              101,987
       26,151  Aspen Insurance Holdings Ltd. (c)..................     5.95%          (b)              721,768
       14,035  Aspen Insurance Holdings Ltd.......................     7.25%          (b)              357,612
       33,556  Aspen Insurance Holdings Ltd.......................     5.63%          (b)              818,766
       13,951  Axis Capital Holdings Ltd., Series E...............     5.50%          (b)              337,893
       50,000  Delphi Financial Group, Inc. (e)...................     7.38%       05/15/37          1,129,690
       76,317  Endurance Specialty Holdings Ltd., Series C........     6.35%          (b)            2,011,716
       14,443  National General Holdings Corp.....................     7.63%       09/15/55            364,252
       16,717  PartnerRe, Ltd., Series H..........................     7.25%          (b)              483,623
       21,000  Phoenix Cos., Inc..................................     7.45%       01/15/32            384,562
      132,707  Reinsurance Group of America, Inc. (c).............     5.75%       06/15/56          3,695,890
                                                                                                --------------
                                                                                                    10,589,945
                                                                                                --------------


Page 6                  See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

                                                                      STATED        STATED
   SHARES                         DESCRIPTION                          RATE        MATURITY          VALUE
-------------  ---------------------------------------------------   ---------   ------------   --------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

               MULTI-UTILITIES - 0.9%
       40,000  Integrys Holding, Inc. (c).........................     6.00%       08/01/73     $    1,090,500
       30,000  Just Energy Group, Inc., Series A (c)..............     8.50%          (b)              815,700
                                                                                                --------------
                                                                                                     1,906,200
                                                                                                --------------
               THRIFTS & MORTGAGE FINANCE - 1.1%
       90,000  New York Community Bancorp, Inc., Series A (c).....     6.38%          (b)            2,466,000
                                                                                                --------------
               TOTAL $25 PAR PREFERRED SECURITIES............................................       48,898,758
               (Cost $46,568,716)                                                               --------------

$100 PAR PREFERRED SECURITIES - 3.6%

               BANKS - 3.0%
        5,500  Farm Credit Bank Of Texas (c) (e)..................     6.75%          (b)              597,781
       32,500  CoBank ACB, Series F (c)...........................     6.25%          (b)            3,369,844
       27,000  CoBank ACB, Series G...............................     6.13%          (b)            2,682,282
                                                                                                --------------
                                                                                                     6,649,907
                                                                                                --------------
               CONSUMER FINANCE - 0.6%
       18,498  SLM Corp., Series B (a)............................     2.83%          (b)            1,261,194
                                                                                                --------------
               TOTAL $100 PAR PREFERRED SECURITIES...........................................        7,911,101
               (Cost $7,129,351)                                                                --------------

$1,000 PAR PREFERRED SECURITIES - 5.8%

               BANKS - 3.2%
          500  AgStar Financial Services ACA (c) (e) (f)..........     6.75%          (b)              535,438
        4,000  Farm Credit Bank Of Texas, Series 1 (e)............    10.00%          (b)            4,920,000
        1,261  Sovereign Real Estate Investment Trust (e) (f).....    12.00%          (b)            1,573,097
                                                                                                --------------
                                                                                                     7,028,535
                                                                                                --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
        2,500  Centaur Funding Corp. (e) (f)......................     9.08%       04/21/20          2,914,844
                                                                                                --------------
               INSURANCE - 1.2%
        3,000  XLIT Ltd., Series D (a)............................     4.28%          (b)            2,603,438
                                                                                                --------------
               TOTAL $1,000 PAR PREFERRED SECURITIES.........................................       12,546,817
               (Cost $12,843,725)                                                               --------------

     PAR                                                              STATED        STATED
   AMOUNT                          DESCRIPTION                         RATE        MATURITY         VALUE
-------------  ---------------------------------------------------   ---------   ------------   --------------
CAPITAL PREFERRED SECURITIES - 66.2%

               BANKS - 26.1%
$   1,500,000  Australia & New Zealand Banking Group
                  Ltd. (c) (g) (h)................................     6.75%          (b)            1,666,558
    2,600,000  Banco Bilbao Vizcaya Argentaria S.A. (c) (h).......     9.00%          (b)            2,746,957
    4,500,000  Bank of America Corp., Series DD (c)...............     6.30%          (b)            4,966,875
    1,000,000  Bank of America Corp., Series M (c)................     8.13%          (b)            1,048,750
    1,500,000  Bank of America Corp., Series Z (c)................     6.50%          (b)            1,668,750
    1,500,000  Barclays PLC (c) (h)...............................     8.25%          (b)            1,599,548
      500,000  BNP Paribas S.A. (c) (g) (h).......................     7.63%          (b)              544,400
    1,000,000  BPCE S.A. (c) (g)..................................    12.50%          (b)            1,207,500
    1,000,000  Citigroup, Inc., Series E (c) (e)..................     8.40%          (b)            1,066,250
      500,000  Citigroup, Inc., Series O (c)......................     5.88%          (b)              521,975


                        See Notes to Financial Statements                 Page 7

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

     PAR                                                              STATED        STATED
   AMOUNT                          DESCRIPTION                         RATE        MATURITY         VALUE
-------------  ---------------------------------------------------   ---------   ------------   --------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

               BANKS (CONTINUED)
$   1,250,000  Citigroup, Inc., Series R (c)......................     6.13%          (b)       $    1,333,500
    1,000,000  Citigroup, Inc., Series T (c)......................     6.25%          (b)            1,090,000
      500,000  Citizens Financial Group, Inc. (c).................     5.50%          (b)              518,125
    2,500,000  CoBank ACB, Series I (c)...........................     6.25%          (b)            2,737,645
    1,000,000  Commerzbank AG.....................................     8.13%       09/19/23          1,183,480
      753,000  Cooperatieve Rabobank UA (c).......................    11.00%          (b)              881,951
    1,000,000  Cooperatieve Rabobank UA (c) (g)...................    11.00%          (b)            1,171,250
    1,735,000  Credit Agricole S.A. (c) (g) (h)...................     8.13%          (b)            1,919,231
    2,000,000  Credit Agricole S.A. (c)...........................     8.38%          (b)            2,238,760
      500,000  Dresdner Funding Trust I...........................     8.15%       06/30/31            595,595
    1,500,000  ING Groep N.V. (c) (h).............................     6.88%          (b)            1,595,760
    1,500,000  JPMorgan Chase & Co., Series S (c).................     6.75%          (b)            1,693,875
      500,000  KeyCorp Capital II (e).............................     6.88%       03/17/29            556,002
    1,000,000  Lloyds Bank PLC (c) (g)............................    12.00%          (b)            1,363,250
    1,800,000  Macquarie Bank Ltd. (c) (h)........................    10.25%       06/20/57          1,833,440
    1,298,000  Natixis S.A. (c)...................................    10.00%          (b)            1,392,105
    2,559,000  PNC Financial Services Group, Inc. (c).............     6.75%          (b)            2,891,670
    1,500,000  Royal Bank Of Scotland Group PLC (c) (h)...........     8.63%          (b)            1,623,000
    1,500,000  Societe Generale S.A. (c) (g) (h)..................     7.38%          (b)            1,590,000
    1,000,000  Sun Trust Banks, Inc., Series G (c)................     5.05%          (b)            1,007,020
    4,500,000  Wells Fargo & Co., Series K (c)....................     7.98%          (b)            4,713,750
    1,500,000  Wells Fargo & Co., Series U (c)....................     5.88%          (b)            1,629,375
    4,000,000  Zions Bancorporation, Series J (c).................     7.20%          (b)            4,330,000
                                                                                                --------------
                                                                                                    56,926,347
                                                                                                --------------
               CAPITAL MARKETS - 1.7%
      308,000  Charles Schwab Corp. (c)...........................     7.00%          (b)              352,999
    1,500,000  Credit Suisse Group AG (c) (g) (h).................     7.50%          (b)            1,667,092
      500,000  Goldman Sachs Group, Inc., Series L (c)............     5.70%          (b)              516,875
    1,000,000  UBS Group AG (c) (h)...............................     7.13%          (b)            1,063,493
                                                                                                --------------
                                                                                                     3,600,459
                                                                                                --------------
               DIVERSIFIED FINANCIAL SERVICES - 0.3%
      665,000  Glen Meadow Pass-Through Trust (a) (g).............     3.16%       02/12/47            584,369
                                                                                                --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
    1,000,000  Koninklijke KPN N.V. (c)...........................     7.00%       03/28/73          1,093,250
                                                                                                --------------
               ELECTRIC UTILITIES - 7.0%
    3,500,000  Emera, Inc., Series 16-A (c).......................     6.75%       06/15/76          3,871,875
    4,000,000  Enel S.p.A. (c) (g)................................     8.75%       09/24/73          4,690,000
    1,348,000  Nextera Energy Capital Holdings, Inc.,
                  Series D (c)....................................     7.30%       09/01/67          1,358,029
    1,500,000  PPL Capital Funding, Inc., Series A (a)............     3.82%       03/30/67          1,451,250
    1,000,000  Southern (The) Co., Series B (c)...................     5.50%       03/15/57          1,037,178
    2,500,000  Southern California Edison Co., Series E (c).......     6.25%          (b)            2,784,375
                                                                                                --------------
                                                                                                    15,192,707
                                                                                                --------------
               ENERGY EQUIPMENT & SERVICES - 2.2%
    2,000,000  Transcanada Trust (c)..............................     5.30%       03/15/77          2,021,250
    2,500,000  Transcanada Trust, Series 16-A (c).................     5.88%       08/15/76          2,693,750
                                                                                                --------------
                                                                                                     4,715,000
                                                                                                --------------


Page 8                  See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

     PAR                                                              STATED        STATED
   AMOUNT                          DESCRIPTION                         RATE        MATURITY         VALUE
-------------  ---------------------------------------------------   ---------   ------------   --------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

               FOOD PRODUCTS - 4.2%
$   1,300,000  Dairy Farmers of America, Inc. (e) (f).............     7.13%          (b)       $    1,434,875
    1,200,000  Land O'Lakes, Inc. (g).............................     7.25%          (b)            1,218,000
    3,000,000  Land O'Lakes Capital Trust I (e) (f)...............     7.45%       03/15/28          3,360,000
    3,000,000  Land O'Lakes, Inc. (g).............................     8.00%          (b)            3,225,000
                                                                                                --------------
                                                                                                     9,237,875
                                                                                                --------------
               INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.5%
    1,075,000  AES Gener S.A. (c).................................     8.38%       12/18/73          1,158,313
                                                                                                --------------
               INDUSTRIAL CONGLOMERATES - 1.1%
      966,000  General Electric Co. (c)...........................     6.38%       11/15/67            979,959
    1,250,000  General Electric Co., Series D (c).................     5.00%          (b)            1,320,000
                                                                                                --------------
                                                                                                     2,299,959
                                                                                                --------------
               INSURANCE - 19.2%
    1,000,000  AG Insurance S.A. (c)..............................     6.75%          (b)            1,064,630
    4,200,000  Aquarius & Investments PLC for Swiss Reinsurance
                  Co., Ltd. (c)...................................     8.25%          (b)            4,511,518
    1,215,000  Assured Guaranty Municipal Holdings, Inc. (c) (g)..     6.40%       12/15/66          1,096,538
    4,100,000  Catlin Insurance Co., Ltd. (a) (g).................     4.13%          (b)            3,782,250
    1,000,000  CNP Assurances (c).................................     6.88%          (b)            1,077,292
    2,500,000  CNP Assurances (c).................................     7.50%          (b)            2,674,012
    3,300,000  Friends Life Holdings PLC (c)......................     7.88%          (b)            3,545,791
    1,000,000  Fukoku Mutual Life Insurance Co. (c)...............     6.50%          (b)            1,122,510
    2,500,000  La Mondiale SAM (c)................................     7.63%          (b)            2,709,332
    2,663,000  Liberty Mutual Group, Inc. (c) (g).................     7.80%       03/15/37          3,089,080
    3,285,000  Liberty Mutual Group, Inc. (c).....................    10.75%       06/15/58          5,083,537
    1,830,000  MetLife, Inc. (g)..................................     9.25%       04/08/38          2,637,488
    1,250,000  Metlife, Inc.......................................    10.75%       08/01/39          2,003,125
      600,000  Mitsui Sumitomo Insurance Co., Ltd. (c) (g)........     7.00%       03/15/72            693,750
    1,000,000  Prudential Financial, Inc. (c).....................     5.63%       06/15/43          1,092,500
    2,000,000  QBE Insurance Group, Ltd. (c) (g)..................     7.50%       11/24/43          2,287,500
    2,500,000  QBE Insurance Group, Ltd. (c)......................     6.75%       12/02/44          2,758,650
      500,000  Sirius International Group Ltd. (c) (e) (f)........     7.51%          (b)              511,250
                                                                                                --------------
                                                                                                    41,740,753
                                                                                                --------------
               METALS & MINING - 0.2%
      500,000  BHP Billiton Finance USA Ltd. (c) (g)..............     6.25%       10/19/75            544,500
                                                                                                --------------
               OIL, GAS & CONSUMABLE FUELS - 3.0%
    2,431,400  Enbridge Energy Partners L.P. (c)..................     8.05%       10/01/37          2,413,164
    3,000,000  Enterprise Products Operating LLC, Series A (a)....     4.88%       08/01/66          3,003,750
    1,155,000  Enterprise Products Operating LLC, Series B (c)....     7.03%       01/15/68          1,198,313
                                                                                                --------------
                                                                                                     6,615,227
                                                                                                --------------
               TRANSPORTATION INFRASTRUCTURE - 0.2%
      400,000  AerCap Global Aviation Trust (c) (g)...............     6.50%       06/15/45            422,000
                                                                                                --------------
               TOTAL CAPITAL PREFERRED SECURITIES............................................      144,130,759
               (Cost $140,647,409)                                                              --------------

               TOTAL INVESTMENTS - 98.0%.....................................................      213,487,435
               (Cost $207,189,201) (i)
               NET OTHER ASSETS AND LIABILITIES - 2.0%.......................................        4,269,271
                                                                                                --------------
               NET ASSETS - 100.0%...........................................................   $  217,756,706
                                                                                                ==============

See Notes to Financial Statements                  Page 9

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)



(a) Floating rate security. The interest rate shown reflects the rate in effect at April 30, 2017.

(b)   Perpetual maturity.

(c) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2017. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d) Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at April 30, 2017.

(e) Pursuant to proceudres adopted by the First Trust Series Fund's (the "Trust") Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC, the Fund's sub-advisor (the "Sub-Advisor").

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see
      Note 2C - Restricted Securities in the Notes to Financial Statements).

(g) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Sub-Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2017, securities noted as such amounted to $34,192,256 or 15.7% of net assets.

(h) This security is a contingent convertible capital security, which may be subject to conversion into common stock of the issuer under certain circumstances. At April 30, 2017, securities noted as such amounted to $17,849,479 or 8.2% of net assets. Of these securities, 100.0% originated in foreign markets.

(i) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,014,103 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,715,869.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2         LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                         4/30/2017        PRICES          INPUTS          INPUTS
                                                       -------------   -------------   -------------   -------------
$25 Par Preferred Securities:
   Insurance.........................................  $  10,589,945   $   9,075,693   $   1,514,252   $          --
   Multi-Utilities...................................      1,906,200         815,700       1,090,500              --
   Other industry categories*........................     36,402,613      36,402,613              --              --
                                                       -------------   -------------   -------------   -------------
Total $25 Par Preferred Securities...................     48,898,758      46,294,006       2,604,752              --
$100 Par Preferred Securities:
   Banks.............................................      6,649,907              --       6,649,907              --
   Consumer Finance..................................      1,261,194       1,261,194              --              --
                                                       -------------   -------------   -------------   -------------
Total $100 Par Preferred Securities..................      7,911,101       1,261,194       6,649,907              --
$1,000 Par Preferred Securities*.....................     12,546,817              --      12,546,817              --
Capital Preferred Securities*........................    144,130,759              --     144,130,759              --
                                                       -------------   -------------   -------------   -------------
Total Investments....................................  $ 213,487,435   $  47,555,200   $ 165,932,235   $          --
                                                       =============   =============   =============   =============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.


Page 10                  See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2017 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $207,189,201)................................................................................  $  213,487,435
Cash..................................................................................................       2,017,731
Prepaid expenses......................................................................................          12,968
Receivables:
   Fund shares sold...................................................................................       2,453,484
   Interest...........................................................................................       2,173,317
   Investment securities sold.........................................................................         386,216
   Dividends..........................................................................................          96,909
                                                                                                        --------------
   Total Assets.......................................................................................     220,628,060
                                                                                                        --------------
LIABILITIES:
Payables:
   Investment securities purchased....................................................................       1,743,805
   Fund shares repurchased............................................................................         752,219
   Distributions payable..............................................................................         105,301
   Investment advisory fees...........................................................................          70,441
   12b-1 distribution and service fees................................................................          51,734
   Transfer agent fees................................................................................          50,685
   Printing fees......................................................................................          23,931
   Audit and tax fees.................................................................................          20,754
   Registration fees..................................................................................          17,568
   Administrative fees................................................................................          14,106
   Legal fees.........................................................................................           9,500
   Commitment and administrative agency fees..........................................................           4,505
   Custodian fees.....................................................................................           3,662
   Trustees' fees and expenses........................................................................           1,923
   Financial reporting fees...........................................................................             732
Other liabilities.....................................................................................             488
                                                                                                        --------------
   Total Liabilities..................................................................................       2,871,354
                                                                                                        --------------
NET ASSETS............................................................................................  $  217,756,706
                                                                                                        ==============
NET ASSETS CONSIST OF:
Paid-in capital.......................................................................................  $  222,866,991
Par value.............................................................................................          99,400
Accumulated net investment income (loss)..............................................................         582,719
Accumulated net realized gain (loss) on investments...................................................     (12,090,638)
Net unrealized appreciation (depreciation) on investments.............................................       6,298,234
                                                                                                        --------------
NET ASSETS............................................................................................  $  217,756,706
                                                                                                        ==============
MAXIMUM OFFERING PRICE PER SHARE:
CLASS A SHARES:
  Net asset value and redemption price per share (Based on net assets of $39,202,232 and
     1,795,001 shares of  beneficial interest issued and outstanding).................................  $        21.84
   Maximum sales charge (4.50% of offering price).....................................................            1.03
                                                                                                        --------------
   Maximum offering price to public...................................................................  $        22.87
                                                                                                        ==============
CLASS C SHARES:
  Net asset value and redemption price per share (Based on net assets of $52,074,748 and
     2,379,546 shares of beneficial interest issued and outstanding)..................................  $        21.88
                                                                                                        ==============
CLASS F SHARES:
  Net asset value and redemption price per share (Based on net assets of $9,554,873 and
     433,604 shares of beneficial interest issued and outstanding)....................................  $        22.04
                                                                                                        ==============
CLASS I SHARES:
  Net asset value and redemption price per share (Based on net assets of $116,228,963 and
     5,299,945 shares of beneficial interest issued and outstanding)..................................  $        21.93
                                                                                                        ==============
CLASS R3 SHARES:
  Net asset value and redemption price per share (Based on net assets of $695,890 and
     31,900 shares of beneficial interest issued and outstanding).....................................  $        21.81
                                                                                                        ==============


                        See Notes to Financial Statements                Page 11

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)

INVESTMENT INCOME:
Interest .............................................................................................  $    4,371,092
Dividends.............................................................................................       2,078,241
                                                                                                        --------------
   Total investment income............................................................................       6,449,333
                                                                                                        --------------
EXPENSES:
12b-1 distribution and/or service fees:
   Class A............................................................................................          44,479
   Class C............................................................................................         248,969
   Class F............................................................................................           4,252
   Class R3...........................................................................................           1,708
Investment advisory fees..............................................................................         790,354
Transfer agent fees...................................................................................          88,312
Registration fees.....................................................................................          48,647
Administrative fees...................................................................................          41,987
Commitment and administrative agency fees.............................................................          24,105
Printing fees.........................................................................................          20,739
Expenses previously waived or reimbursed..............................................................          20,300
Audit and tax fees....................................................................................          16,479
Custodian fees........................................................................................          15,953
Trustees' fees and expenses...........................................................................           8,998
Excise tax expense....................................................................................           6,995
Financial reporting fees..............................................................................           4,586
Listing expense.......................................................................................           1,484
Legal fees............................................................................................         (12,303)
Other.................................................................................................           4,270
                                                                                                        --------------
   Total expenses.....................................................................................       1,380,314
   Fees waived or expenses reimbursed by the investment advisor.......................................         (14,481)
                                                                                                        --------------
   Net expenses.......................................................................................       1,365,833
                                                                                                        --------------
NET INVESTMENT INCOME (LOSS)..........................................................................       5,083,500
                                                                                                        --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Net realized gain (loss) on investments............................................................         104,631
   Net change in unrealized appreciation (depreciation) on investments................................       2,239,863
                                                                                                        --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...............................................................       2,344,494
                                                                                                        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......................................  $    7,427,994
                                                                                                        ==============


Page 12                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SIX MONTHS
                                                                                            ENDED
                                                                                          4/30/2017       YEAR ENDED
                                                                                         (UNAUDITED)      10/31/2016
                                                                                       --------------   --------------
OPERATIONS:
Net investment income (loss).........................................................  $    5,083,500   $    9,267,054
Net realized gain (loss).............................................................         104,631       (1,017,162)
Net change in unrealized appreciation (depreciation).................................       2,239,863        4,709,234
                                                                                       --------------   --------------
Net increase (decrease) in net assets resulting from operations......................       7,427,994       12,959,126
                                                                                       --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A Shares.......................................................................        (959,325)      (1,636,847)
Class C Shares.......................................................................      (1,152,565)      (2,206,079)
Class F Shares.......................................................................        (154,255)        (242,014)
Class I Shares.......................................................................      (2,980,315)      (5,104,605)
Class R3 Shares......................................................................         (17,596)         (17,199)
                                                                                       --------------   --------------
                                                                                           (5,264,056)      (9,206,744)
                                                                                       --------------   --------------

CAPITAL TRANSACTIONS:
Proceeds from shares sold............................................................      54,380,334       91,244,153
Proceeds from shares reinvested......................................................       4,637,345        8,118,073
Cost of shares redeemed..............................................................     (42,033,101)     (67,454,788)
                                                                                       --------------   --------------
Net increase (decrease) in net assets resulting from capital transactions............      16,984,578       31,907,438
                                                                                       --------------   --------------
Total increase (decrease) in net assets..............................................      19,148,516       35,659,820

NET ASSETS:
Beginning of period..................................................................     198,608,190      162,948,370
                                                                                       --------------   --------------
End of period........................................................................   $ 217,756,706    $ 198,608,190
                                                                                       ==============   ==============
Accumulated net investment income (loss) at end of period............................   $     582,719    $     763,275
                                                                                       ==============   ==============


                        See Notes to Financial Statements                Page 13

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            SIX MONTHS
                                               ENDED                               YEAR ENDED OCTOBER 31,
                                             4/30/2017        -----------------------------------------------------------------
CLASS A SHARES                              (UNAUDITED)           2016          2015          2014         2013         2012
                                            -----------       -----------   -----------   -----------  -----------  -----------
Net asset value, beginning of period.......  $   21.63         $   21.13     $   21.20     $   20.27    $   22.42    $   20.10
                                             ---------         ---------     ---------     ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...............       0.55 (a)          1.16 (a)      1.18 (a)      1.14 (a)     0.98 (a)     0.89 (a)
Net realized and unrealized gain (loss)....       0.23              0.49         (0.13)         0.91        (1.91)        2.55
                                             ---------         ---------     ---------     ---------    ---------    ---------
Total from investment operations...........       0.78              1.65          1.05          2.05        (0.93)        3.44
                                             ---------         ---------     ---------     ---------    ---------    ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income......................      (0.57)            (1.15)        (1.12)        (1.09)       (0.98)       (1.12)
Net realized gain..........................         --                --            --            --        (0.09)       (0.00) (b)
Return of capital..........................         --                --            --         (0.03)       (0.15)          --
                                             ---------         ---------     ---------     ---------    ---------    ---------
Total distributions........................      (0.57)            (1.15)        (1.12)        (1.12)       (1.22)       (1.12)
                                             ---------         ---------     ---------     ---------    ---------    ---------
Net asset value, end of period.............  $   21.84         $   21.63     $   21.13     $   21.20    $   20.27    $   22.42
                                             =========         =========     =========     =========    =========    =========
TOTAL RETURN (c)...........................       3.71%             8.09%         5.05%        10.35%       (4.36)%      17.60%
                                             =========         =========     =========     =========    =========    =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......  $  39,202         $  35,468     $  28,585     $  32,874    $  90,286    $  83,717
Ratio of total expenses to average net
   assets..................................       1.41% (d) (e)     1.51% (d)     1.50% (d)     1.40%        1.44%        1.83%
Ratio of net expenses to average net
   assets..................................       1.41% (d) (e)     1.41% (d)     1.41% (d)     1.40%        1.40%        1.40%
Ratio of net investment income (loss) to
   average net assets......................       5.12% (e)         5.50%         5.55%         5.47%        4.52%        4.13%
Portfolio turnover rate....................         19%               71%          123%          170%          60%          60%

(a)   Based on average shares outstanding.

(b)   Amount is less than $0.01.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d) For the six months ended April 30, 2017 and the years ended October 31, 2016 and 2015, ratios reflect excise tax of 0.01%, 0.01% and 0.01%, respectively, which are not included in the expense cap.

(e)   Annualized.


Page 14                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            SIX MONTHS
                                               ENDED                               YEAR ENDED OCTOBER 31,
                                             4/30/2017        -----------------------------------------------------------------
CLASS C SHARES                              (UNAUDITED)           2016          2015          2014         2013         2012
                                            -----------       -----------   -----------   -----------  -----------  -----------
Net asset value, beginning of period.......  $   21.67         $   21.17     $   21.24     $   20.30    $   22.45    $   20.13
                                             ---------         ---------     ---------     ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...............       0.47 (a)          1.01 (a)      1.02 (a)      0.99 (a)     0.83 (a)     0.73 (a)
Net realized and unrealized gain (loss)....       0.23              0.48         (0.13)         0.91        (1.93)        2.55
                                             ---------         ---------     ---------     ---------    ---------    ---------
Total from investment operations...........       0.70              1.49          0.89          1.90        (1.10)        3.28
                                             ---------         ---------     ---------     ---------    ---------    ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income......................      (0.49)            (0.99)        (0.96)        (0.94)       (0.84)       (0.96)
Net realized gain..........................         --                --            --            --        (0.08)       (0.00) (b)
Return of capital..........................         --                --            --         (0.02)       (0.13)          --
                                             ---------         ---------     ---------     ---------    ---------    ---------
Total distributions........................      (0.49)            (0.99)        (0.96)        (0.96)       (1.05)       (0.96)
                                             ---------         ---------     ---------     ---------    ---------    ---------
Net asset value, end of period.............  $   21.88         $   21.67     $   21.17     $   21.24    $   20.30    $   22.45
                                             =========         =========     =========     =========    =========    =========
TOTAL RETURN (c)...........................       3.31%             7.27%         4.26%         9.56%       (5.03)%      16.70%
                                             =========         =========     =========     =========    =========    =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......  $  52,075         $  51,004     $  45,093     $  45,248    $  55,376    $  36,681
Ratio of total expenses to average net
   assets..................................       2.14% (d) (e)     2.17% (d)     2.16% (d)     2.18%        2.17%        2.66%
Ratio of net expenses to average net
   assets..................................       2.14% (d) (e)     2.16% (d)     2.16% (d)     2.15%        2.15%        2.15%
Ratio of net investment income (loss) to
   average net assets......................       4.40% (e)         4.76%         4.79%         4.75%        3.81%        3.36%
Portfolio turnover rate....................         19%               71%          123%          170%          60%          60%

(a)   Based on average shares outstanding.

(b)   Amount is less than $0.01.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d) For the six months ended April 30, 2017 and the years ended October 31, 2016 and 2015, ratios reflect excise tax of 0.01% , 0.01% and 0.01%, respectively, which are not included in the expense cap.

(e)   Annualized.


                        See Notes to Financial Statements                Page 15

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            SIX MONTHS
                                               ENDED                               YEAR ENDED OCTOBER 31,
                                             4/30/2017        -----------------------------------------------------------------
CLASS F SHARES                              (UNAUDITED)           2016          2015          2014         2013         2012
                                            -----------       -----------   -----------   -----------  -----------  -----------
Net asset value, beginning of period.......  $   21.82         $   21.31     $   21.37     $   20.42    $   22.59    $   20.12
                                             ---------         ---------     ---------     ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...............       0.55 (a)          1.18 (a)      1.23 (a)      1.18 (a)     1.02 (a)     0.89 (a)
Net realized and unrealized gain (loss)....       0.25              0.50         (0.15)         0.91        (1.95)        2.72
                                             ---------         ---------     ---------     ---------    ---------    ---------
Total from investment operations...........       0.80              1.68          1.08          2.09        (0.93)        3.61
                                             ---------         ---------     ---------     ---------    ---------    ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income......................      (0.58)            (1.17)        (1.14)        (1.11)       (1.01)       (1.14)
Net realized gain..........................         --                --            --            --        (0.08)       (0.00) (b)
Return of capital..........................         --                --            --         (0.03)       (0.15)          --
                                             ---------         ---------     ---------     ---------    ---------    ---------
Total distributions........................      (0.58)            (1.17)        (1.14)        (1.14)       (1.24)       (1.14)
                                             ---------         ---------     ---------     ---------    ---------    ---------
Net asset value, end of period.............  $   22.04         $   21.82     $   21.31     $   21.37    $   20.42    $   22.59
                                             =========         =========     =========     =========    =========    =========
TOTAL RETURN (c)...........................       3.73%             8.18%         5.16%        10.48%       (4.32)%      18.47%
                                             =========         =========     =========     =========    =========    =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......  $   9,555         $   5,025     $   2,501     $   2,617    $   3,735    $   4,012
Ratio of total expenses to average net
   assets..................................       1.50% (d) (e)     1.70% (e)     1.92%         1.81%        1.58%        3.71%
Ratio of net expenses to average net
   assets..................................       1.31% (d) (e)     1.31% (e)     1.30%         1.30%        1.30%        1.30%
Ratio of net investment income (loss) to
   average net assets......................       5.16% (d)         5.55%         5.70%         5.64%        4.63%        4.09%
Portfolio turnover rate....................         19%               71%          123%          170%          60%          60%

(a)   Based on average shares outstanding.

(b)   Amount is less than $0.01.

(c) Assumes reinvestment of all distributions for the period. These returns include Rule 12b-1 service fees of 0.15% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)   Annualized.

(e) For the six months ended April 30, 2017, and the year ended October 31, 2016, ratios reflect excise tax of 0.01% and 0.01%, respectively, which is not included in the expense cap.


Page 16                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            SIX MONTHS
                                               ENDED                               YEAR ENDED OCTOBER 31,
                                             4/30/2017        -----------------------------------------------------------------
CLASS I SHARES                              (UNAUDITED)           2016          2015          2014         2013         2012
                                            -----------       -----------   -----------   -----------  -----------  -----------
Net asset value, beginning of period.......  $   21.71         $   21.21     $   21.27     $   20.33    $   22.47    $   20.15
                                             ---------         ---------     ---------     ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...............       0.59 (a)          1.22 (a)      1.23 (a)      1.20 (a)     1.04 (a)     0.92 (a)
Net realized and unrealized gain (loss)....       0.23              0.48         (0.12)         0.91        (1.91)        2.57
                                             ---------         ---------     ---------     ---------    ---------    ---------
Total from investment operations...........       0.82              1.70          1.11          2.11        (0.87)        3.49
                                             ---------         ---------     ---------     ---------    ---------    ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income......................      (0.60)            (1.20)        (1.17)        (1.14)       (1.03)       (1.17)
Net realized gain..........................         --                --            --            --        (0.09)       (0.00) (b)
Return of capital..........................         --                --            --         (0.03)       (0.15)          --
                                             ---------         ---------     ---------     ---------    ---------    ---------
Total distributions........................      (0.60)            (1.20)        (1.17)        (1.17)       (1.27)       (1.17)
                                             ---------         ---------     ---------     ---------    ---------    ---------
Net asset value, end of period.............  $   21.93         $   21.71     $   21.21     $   21.27    $   20.33    $   22.47
                                             =========         =========     =========     =========    =========    =========
TOTAL RETURN (c)...........................       3.78%             8.33%         5.35%        10.65%       (4.06)%      17.84%
                                             =========         =========     =========     =========    =========    =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......  $ 116,229         $ 106,393     $  86,412     $  71,094    $  58,700    $  45,432
Ratio of total expenses to average net
   assets..................................       1.02% (d) (e)     1.16% (d)     1.16% (d)     1.15%        1.23%        1.46%
Ratio of net expenses to average net
   assets..................................       1.02% (d) (e)     1.16% (d)     1.16% (d)     1.15%        1.15%        1.15%
Ratio of net investment income (loss) to
   average net assets......................       5.50% (e)         5.74%         5.80%         5.74%        4.79%        4.20%
Portfolio turnover rate....................         19%               71%          123%          170%          60%          60%

(a)   Based on average shares outstanding.

(b)   Amount is less than $0.01.

(c) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d) For the six months ended April 30, 2017 and the years ended October 31, 2016 and 2015, ratios reflect excise tax of 0.01%, 0.01% and 0.01%, respectively, which are not included in the expense cap.

(e)   Annualized.


                        See Notes to Financial Statements                Page 17

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            SIX MONTHS
                                               ENDED                               YEAR ENDED OCTOBER 31,
                                             4/30/2017        -----------------------------------------------------------------
CLASS R3 SHARES                             (UNAUDITED)           2016          2015          2014         2013         2012
                                            -----------       -----------   -----------   -----------  -----------  -----------
Net asset value, beginning of period.......  $   21.61         $   21.13     $   21.20     $   20.26    $   22.41    $   20.11
                                             ---------         ---------     ---------     ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...............       0.52 (a)          1.11 (a)      1.13 (a)      1.09 (a)     0.93 (a)     0.80 (a)
Net realized and unrealized gain (loss)....       0.23              0.47         (0.14)         0.92        (1.92)        2.56
                                             ---------         ---------     ---------     ---------    ---------    ---------
Total from investment operations...........       0.75              1.58          0.99          2.01        (0.99)        3.36
                                             ---------         ---------     ---------     ---------    ---------    ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income......................      (0.55)            (1.10)        (1.06)        (1.04)       (0.92)       (1.06)
Net realized gain..........................         --                --            --            --        (0.10)       (0.00) (b)
Return of capital..........................         --                --            --         (0.03)       (0.14)          --
                                             ---------         ---------     ---------     ---------    ---------    ---------
Total distributions........................      (0.55)            (1.10)        (1.06)        (1.07)       (1.16)       (1.06)
                                             ---------         ---------     ---------     ---------    ---------    ---------
Net asset value, end of period.............  $   21.81         $   21.61     $   21.13     $   21.20    $   20.26    $   22.41
                                             =========         =========     =========     =========    =========    =========
TOTAL RETURN (c)...........................       3.54%             7.73%         4.79%        10.14%       (4.61)%      17.19%
                                             =========         =========     =========     =========    =========    =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......  $     696         $     717     $     357     $     401    $     478    $     615
Ratio of total expenses to average net
   assets..................................       4.28% (d) (e)     7.42% (d)     6.56% (d)     5.74%        4.87%       11.51%
Ratio of net expenses to average net
   assets..................................       1.66% (d) (e)     1.66% (d)     1.66% (d)     1.65%        1.65%        1.65%
Ratio of net investment income (loss) to
   average net assets......................       4.88% (e)         5.25%         5.30%         5.25%        4.25%        3.66%
Portfolio turnover rate....................         19%               71%          123%          170%          60%          60%

(a)   Based on average shares outstanding.

(b)   Amount is less than $0.01.

(c) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 distribution and service fees of 0.50% effective December 15, 2011, and 0.75% prior to December 15, 2011, and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d) For the six months ended April 30, 2017 and the years ended October 31, 2016 and 2015, ratios reflect excise tax of 0.01%, 0.01% and 0.01%, respectively, which are not included in the expense cap.

(e)   Annualized.


Page 18                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Preferred Securities and Income Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified, open-end management investment company with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund's investment objective is to seek to provide current income and total return. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings, if any) in preferred securities and other securities with similar economic characteristics. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing at the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Trust's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Preferred stocks and other equity securities listed on any national or foreign exchange (excluding the Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2017 (UNAUDITED)

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2017 (UNAUDITED)

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis, including the amortization of premiums and accretion of discounts. Income is allocated on a pro rata basis to each class of shares.

The Fund may hold the securities of real estate investment trusts ("REITs"). Distributions from such investments may include income, capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs' fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2017, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity date and yield for these issuers.

                                        ACQUISITION     SHARES/     CURRENT      CARRYING                      % OF
SECURITY                                    DATE       PAR AMOUNT    PRICE         COST          VALUE      NET ASSETS
----------------------------------------------------------------------------------------------------------------------
AgStar Financial Services ACA, 6.75%    7/31/15               500  $1,070.88   $    526,250   $    535,438     0.25%
Centaur Funding Corp., 9.08%,
   4/21/20                           7/17/14-1/9/15         2,500   1,165.94      3,128,350      2,914,844     1.34
Dairy Farmers of America, Inc.
   7.13%                            9/15/16-10/4/16    $1,300,000     110.38      1,316,875      1,434,875     0.66
Land O'Lakes, Inc., 7.45%, 3/15/28   6/6/14-3/20/15    $3,000,000     112.00      3,081,300      3,360,000     1.54
Sirius International Group Ltd.,
   7.51%                                5/19/15        $  500,000     102.25        525,000        511,250     0.23
Sovereign Real Estate Investment
   Trust, 12.00%                     2/5/15-3/22/16         1,261   1,247.50      1,657,803      1,573,097     0.72
                                                                               ---------------------------------------
                                                                               $ 10,235,578   $ 10,329,504     4.74%
                                                                               ---------------------------------------

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2017 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended October 31, 2016 was as follows:


Distributions paid from:
Ordinary income............................   $ 9,206,744

As of October 31, 2016, the distributable earnings and net assets on a tax basis were as follows:


Undistributed ordinary income..............   $    298,497
Undistributed capital gains................             --
                                              ------------
Total undistributed earnings...............        298,497
Accumulated capital and other losses.......    (11,986,433)
Net unrealized appreciation (depreciation).      4,314,313
                                              ------------
Total accumulated earnings (losses)........     (7,373,623)
Other......................................             --
Paid-in capital............................    205,981,813
                                              ------------
Net assets.................................   $198,608,190
                                              ============

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2016, for federal income tax purposes, the Fund had a capital loss carryforward of $11,986,433 available, to the extent provided by regulations, to offset future capital gains.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2013, 2014, 2015 and 2016 remain open to federal and state audit. As of April 30, 2017, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

F. EXPENSES

The Fund pays all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.

G. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms are effective for the First Trust funds, including this Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Fund.

H. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released accounting standards update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2017 (UNAUDITED)

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.80% of the Fund's average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Stonebridge, an affiliate of First Trust, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.40% of average daily net assets that is paid by First Trust out of its investment advisory fee.

First Trust and Stonebridge have agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.15% of average daily net assets of any class of Shares of the Fund (the "Expense Cap") until February 28, 2018 and then will not exceed 1.50% from March 1, 2018 to February 28, 2027 (the "Expense Cap Termination Date"). Expenses borne and fees waived by First Trust and Stonebridge are subject to recovery on a Fund class level by First Trust and Stonebridge up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding the applicable Expense Cap in place at the time the expense was borne or the fee was waived by First Trust and Stonebridge. Class A and C amounts are included as "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursement for the six months ended April 30, 2017 and the expenses borne by First Trust and Stonebridge subject to recovery for the periods indicated were as follows:

                                                                   EXPENSES SUBJECT TO RECOVERY
                                     -----------------------------------------------------------------------------------------
                                                                                               SIX MONTHS
                                      YEAR ENDED         YEAR ENDED         YEAR ENDED            ENDED
  ADVISORY            EXPENSE         OCTOBER 31,        OCTOBER 31,        OCTOBER 31,         APRIL 30,
 FEE WAIVER        REIMBURSEMENT         2014               2015               2016               2017               TOTAL
-------------      -------------     -------------      -------------      -------------      -------------      -------------
   $14,481            $    --           $50,893            $67,919            $70,141            $14,481            $203,434

During the period ended April 30, 2017, First Trust recovered $20,300 of fees that were previously waived.

Brown Brothers Harriman & Co. ("BBH") serves as the Fund's administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As custodian, BBH is responsible for custody of the Fund's assets.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. BNYM IS is a subsidiary of the Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2017 (UNAUDITED)

                         4. CAPITAL SHARE TRANSACTIONS

Capital transactions were as follows:

                                     SIX MONTHS ENDED                     YEAR ENDED
                                      APRIL 30, 2017                   OCTOBER 31, 2016
                                  SHARES          VALUE             SHARES          VALUE
                                ----------    -------------       ----------    -------------
Sales:
     Class A                       504,543       10,830,061          591,247    $  12,534,279
     Class C                       222,996        4,799,594          661,312       14,050,042
     Class F                       238,526        5,202,825          399,627        8,541,027
     Class I                     1,562,554       33,543,761        2,620,498       55,678,827
     Class R3                          191            4,093           20,424          439,978
                                ----------    -------------       ----------    -------------
Total Sales:                     2,528,810       54,380,334        4,293,108    $  91,244,153
                                ==========    =============       ==========    =============

Dividend Reinvestment:
     Class A                        31,440          674,898           52,224    $   1,104,127
     Class C                        48,327        1,039,080           92,326        1,954,563
     Class F                         6,065          131,586            9,174          195,634
     Class I                       129,129        2,781,139          229,195        4,862,092
     Class R3                          497           10,642               77            1,657
                                ----------    -------------       ----------    -------------
Total Dividend Reinvestment:       215,458        4,637,345          382,996    $   8,118,073
                                ==========    =============       ==========    =============

Redemptions:
     Class A                      (380,733)      (8,154,187)        (356,446)   $  (7,531,465)
     Class C                      (245,329)      (5,256,901)        (530,054)     (11,218,663)
     Class F                       (41,284)        (886,359)        (295,868)      (6,275,621)
     Class I                    (1,292,773)     (27,693,320)      (2,023,609)     (42,340,985)
     Class R3                       (1,994)         (42,334)          (4,206)         (88,054)
                                ----------    -------------       ----------    -------------
Total Redemptions:              (1,962,113)     (42,033,101)      (3,210,183)   $ (67,454,788)
                                ==========    =============       ==========    =============

                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, other than short-term investments, for the six months ended April 30, 2017, were $53,210,779 and $38,248,255, respectively.

                                 6. BORROWINGS

The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV, entered into a $220 million Credit Agreement with The Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. Prior to March 9, 2017, the commitment amount was $180,000,000. Prior to December 16, 2016, the commitment amount was $140,000,000. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged.

The Fund did not have any borrowings outstanding during the six months ended April 30, 2017.

                        7. DISTRIBUTION AND SERVICE PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25%, 1.00%, 0.15% and 0.50% of their average daily net assets each year for Class A, Class C, Class F and Class R3, respectively, to reimburse and compensate First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2017 (UNAUDITED)

                               8. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition of disclosures in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. THE FOLLOWING SUMMARIZES SOME OF THE RISKS THAT SHOULD BE CONSIDERED FOR THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER FUND REGULATORY FILINGS.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

INTEREST RATE RISK: If interest rates rise, the prices of fixed-rate preferred securities and other fixed-rate debt securities held by the Fund will fall.

PREFERRED SECURITIES RISK: Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

CONCENTRATION RISK: A fund concentrated in a single industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes.

CREDIT RISK: Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the Fund could default on their obligations.

CURRENCY RISK: Although the Fund's net asset value is determined on the basis of U.S. dollars, because the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

DEPOSITARY RECEIPTS RISK: Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

FINANCIAL COMPANY RISK: The Fund invests in the securities of financial companies, which may include banks, thrifts, brokerage firms, broker-dealers, investment banks, finance companies, REITs and companies involved in the insurance industry. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

ILLIQUID SECURITIES RISK: Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK: If interest rates fall, the income from the Fund's portfolio will decline as the Fund invests the proceeds from new share sales, or from matured or called debt securities, at interest rates that are below the portfolio's current earnings rate.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           APRIL 30, 2017 (UNAUDITED)


REIT INVESTMENT RISK: Investing in REITs involves risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. Fund shareholders indirectly pay REIT fees and expenses.

NON U.S. SECURITIES RISK: The Fund may invest in securities of non U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

                      This Page Left Blank Intentionally.

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

INVESTMENT SUB-ADVISOR
Stonebridge Advisors, LLC
10 Westport Road
Suite C101
Wilton, CT 06897

ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA  02110

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19810

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

        First Trust/Confluence
        Small Cap Value Fund
        -----------------------------------------
        Semi-Annual Report
        For the Six Months Ended
        April 30, 2017

CONFLUENCE INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2017

Shareholder Letter ..........................................................  1
At a Glance .................................................................  2
Portfolio Management ........................................................  4
Understanding Your Fund Expenses ............................................  5
Portfolio of Investments ....................................................  6
Statement of Assets and Liabilities .........................................  8
Statement of Operations .....................................................  9
Statements of Changes in Net Assets ......................................... 10
Financial Highlights ........................................................ 11
Notes to Financial Statements ............................................... 14
Additional Information....................................................... 19

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust/Confluence Small Cap Value Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's web page at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Confluence are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2017


Dear Shareholders:

Thank you for your investment in First Trust/Confluence Small Cap Value Fund (the "Fund").

The year 2016 was a historic year all over the world. Many will remember some of the events that occurred during the year: from the Brexit vote in the UK to leave the European Union, to the results of the U.S. Presidential Election which seemed unlikely at the beginning of 2016, to the first World Series Championship for the Chicago Cubs in 108 years!

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment. Additionally, First Trust has compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

On November 8, 2016, Donald J. Trump was elected to become the 45th president in our country's history. As I write this, he has just hit his 100th day in office, always a historic marker for pundits, politicians, and voters. While no one has a crystal ball and the ability to predict how the Trump administration will shape the United States (and the world), there is no doubt that his populist message resonated for many Americans. His message of improving lives for the "average" American, while reducing the size and scope of the federal government, also won him millions of votes. Many of his supporters believe that with his background in business, Trump will make policy changes that will continue to grow the economy and spur stock markets even higher. Many analysts predicted the Dow Jones Industrial Average would hit a new benchmark, 20,000, in the first days of the New Year. It took until January 25, 2017, but the Dow finally traded over 20,000 on that day. On March 1, 2017, the Dow went past 21,000, a new record. As with all change and a new administration, only time will tell where our economy and the markets will go.

As of December 31, 2016, the S&P 500(R) Index (the "Index") was up 11.96% for the year, on a total return basis, as measured by Bloomberg. As of April 30, 2017, the Index was up 7.16% (calendar year-to-date). The current bull market (measuring from March 9, 2009 through April 28, 2017) is the second longest in history, but lags the longest bull market by 4.17 years, according to Bespoke Investment Group. We remain bullish on the economy, but continue to have a long-term perspective. We believe investors should think long-term as well, since no one can predict volatility and the inevitable ups and downs that occur in the market.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
"AT A GLANCE"
AS OF APRIL 30, 2017 (UNAUDITED)

-----------------------------------------------------------
FUND STATISTICS
-----------------------------------------------------------
                                                NET ASSET
FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND    VALUE (NAV)
-----------------------------------------------------------
Class A (FOVAX)                                  $31.75
Class C (FOVCX)                                  $29.07
Class I (FOVIX)                                  $32.41
-----------------------------------------------------------


-----------------------------------------------------------
                                              % OF TOTAL
TOP TEN HOLDINGS                              INVESTMENTS
-----------------------------------------------------------
Advisory Board (The) Co.                          4.7%
Halyard Health, Inc.                              4.1
Boston Beer (The) Co., Inc., Class A              4.1
Forward Air Corp.                                 4.0
VCA, Inc.                                         4.0
MTS Systems Corp.                                 3.9
Exponent, Inc.                                    3.9
Monotype Imaging Holdings, Inc.                   3.7
Bank of Marin Bancorp.                            3.6
Thermon Group Holdings, Inc.                      3.6
-----------------------------------------------------------
                                        Total    39.6%
                                                ======


-----------------------------------------------------------
                                              % OF TOTAL
SECTOR ALLOCATION                            INVESTMENTS
-----------------------------------------------------------
Industrials                                      31.2%
Health Care                                      19.2
Financials                                       18.4
Information Technology                            8.8
Consumer Staples                                  7.5
Real Estate                                       6.4
Consumer Discretionary                            5.2
Materials                                         3.3
-----------------------------------------------------------
                                        Total   100.0%
                                                ======

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
"AT A GLANCE" (CONTINUED)
AS OF APRIL 30, 2017 (UNAUDITED)

          -----------------------------------------------------------
                      PERFORMANCE OF A $10,000 INVESTMENT
          -----------------------------------------------------------
          This chart compares your Fund's Class I performance to that of the Russell 2000(R) Value Index and the Russell 2000(R) Index from 1/11/2011 through 4/30/2017.

            First Trust/Confluence
            Small Cap Value Fund -        Russell 2000(R)        Russell 2000(R)
                Class I Shares         Value Index ("R2000V")    Index ("R2000")
1/11/11            $10,000                    $10,000               $10,000
4/30/11             10,730                     10,966                10,716
10/31/11             9,790                      9,457                 9,261
4/30/12             10,554                     10,499                10,323
10/31/12            10,951                     10,599                10,601
4/30/13             12,260                     12,309                12,307
10/31/13            13,892                     14,023                14,389
4/30/14             14,285                     14,720                14,832
10/31/14            15,214                     15,129                15,548
4/30/15             15,626                     15,439                16,271
10/31/15            15,403                     14,693                15,601
4/30/16             15,847                     14,866                15,305
10/31/16            16,552                     15,987                16,243
4/30/17             19,113                     18,906                19,227

----------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF APRIL 30, 2017
----------------------------------------------------------------------------------------------------------------------
                          A SHARES                  C SHARES                 I SHARES
                     Inception 2/24/2011       Inception 3/2/2011       Inception 1/11/2011      R2000V*       R2000*
----------------------------------------------------------------------------------------------------------------------
                                                          W/MAX
                                                          1.00%
                                  W/MAX                 CONTINGENT
                       W/O        5.50%         W/O      DEFERRED               W/O                W/O           W/O
                      SALES       SALES        SALES      SALES                SALES              SALES         SALES
AVERAGE ANNUAL       CHARGES     CHARGE       CHARGES     CHARGE              CHARGES            CHARGES       CHARGES
TOTAL RETURNS
6 Months             15.63%        9.27%      15.04%       14.04%             15.47%              18.26%        18.37%
1 Year               20.53%       13.90%      19.43%       18.43%             20.61%              27.18%        25.63%

AVERAGE ANNUAL
TOTAL RETURNS
5 Years              12.34%       11.07%      11.44%       11.44%             12.61%              12.96%        12.95%
Since Inception      10.56%        9.55%       9.03%        9.03%             10.83%              10.64%        10.94%
----------------------------------------------------------------------------------------------------------------------

* Since inception return is based on the Class I Shares inception date.

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.50% for Class A Shares, a contingent deferred sales charge ("CDSC") of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class I Shares do not have a front-end sales charge or a CDSC, nor do they pay distribution or service fees.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2017 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") was established in 1991 and is located in Wheaton, Illinois. First Trust is a registered investment advisor which offers customized portfolio management using its structured, quantitative approach to security selection. As of April 30, 2017, First Trust managed or supervised $105.533 billion in assets.

                                  SUB-ADVISOR

Confluence Investment Management LLC, a registered investment advisor ("Confluence" or the "Sub-Advisor"), located in St. Louis, Missouri, serves as the sub-advisor to First Trust/Confluence Small Cap Value Fund (the "Fund"). The investment professionals at Confluence have over 80 years of aggregate portfolio management experience. Confluence professionals have invested in a wide range of specialty finance and other financial company securities during various market cycles, working to provide attractive risk-adjusted returns to clients.

                           PORTFOLIO MANAGEMENT TEAM

MARK KELLER, CFA - CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER DANIEL WINTER, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER
CHRIS STEIN - VICE PRESIDENT AND PORTFOLIO MANAGER
THOMAS DUGAN, CFA - ASSOCIATE VICE PRESIDENT AND PORTFOLIO MANAGER

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
UNDERSTANDING YOUR FUND EXPENSES
AS OF APRIL 30, 2017 (UNAUDITED)

As a shareholder of the First Trust/Confluence Small Cap Value Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2017.

ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

           -----------------------------------------------------------------------------------------------------
                                                                       HYPOTHETICAL
                         ACTUAL EXPENSES                        (5% RETURN BEFORE EXPENSES)
           -------------------------------------------   -----------------------------------------
                             ENDING      EXPENSES PAID    BEGINNING      ENDING      EXPENSES PAID
             BEGINNING       ACCOUNT     DURING PERIOD     ACCOUNT       ACCOUNT     DURING PERIOD   ANNUALIZED
           ACCOUNT VALUE      VALUE       11/01/2016 -      VALUE         VALUE      11/01/2016 -      EXPENSE
            11/01/2016      4/30/2017     4/30/2017 (a)   11/01/2016     4/30/2017   4/30/2017 (a)    RATIOS (b)
           -----------------------------------------------------------------------------------------------------
Class A      $  1,000.00   $  1,156.30    $   8.55       $  1,000.00   $  1,016.86    $   8.00          1.60%
Class C         1,000.00      1,150.40       12.53          1,000.00      1,013.14       11.73          2.35
Class I         1,000.00      1,154.70        7.21          1,000.00      1,018.10        6.76          1.35

(a) Expenses are equal to the annualized expense ratios, multiplied by the average account value over the period (November 1, 2016 through April 30, 2017), multiplied by 181/365 (to reflect the six-month period).

(b)   These expense ratios reflect expense caps.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2017 (UNAUDITED)

   SHARES                                      DESCRIPTION                                       VALUE
-------------  ----------------------------------------------------------------------------  --------------
COMMON STOCKS - 87.8%

               AIR FREIGHT & LOGISTICS - 3.7%
        8,872  Forward Air Corp............................................................  $      471,724
                                                                                             --------------
               BANKS - 6.2%
        6,734  Bank of Marin Bancorp.......................................................         425,252
       13,569  Veritex Holdings, Inc. (a)..................................................         365,549
                                                                                             --------------
                                                                                                    790,801
                                                                                             --------------
               BEVERAGES - 3.7%
        3,272  Boston Beer (The) Co., Inc., Class A (a)....................................         472,313
                                                                                             --------------
               CAPITAL MARKETS - 5.2%
       11,243  Donnelley Financial Solutions, Inc. (a).....................................         249,819
        5,692  Morningstar, Inc............................................................         416,256
                                                                                             --------------
                                                                                                    666,075
                                                                                             --------------
               CHEMICALS - 3.0%
        7,990  Innophos Holdings, Inc......................................................         383,041
                                                                                             --------------
               ELECTRICAL EQUIPMENT - 3.3%
       20,471  Thermon Group Holdings, Inc. (a)............................................         419,656
                                                                                             --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.5%
        9,704  MTS Systems Corp............................................................         450,751
                                                                                             --------------
               FOOD PRODUCTS - 3.1%
       11,491  Snyder's-Lance, Inc.........................................................         405,173
                                                                                             --------------
               HEALTH CARE EQUIPMENT & SUPPLIES - 8.2%
        5,315  Haemonetics Corp. (a).......................................................         222,592
       11,964  Halyard Health, Inc. (a)....................................................         472,578
       10,069  Natus Medical, Inc. (a).....................................................         352,415
                                                                                             --------------
                                                                                                  1,047,585
                                                                                             --------------
               HEALTH CARE PROVIDERS & SERVICES - 6.7%
        8,955  Patterson Cos., Inc.........................................................         398,408
        5,095  VCA, Inc. (a)...............................................................         466,549
                                                                                             --------------
                                                                                                    864,957
                                                                                             --------------
               HOTELS, RESTAURANTS & LEISURE - 3.2%
       29,153  Potbelly Corp. (a)..........................................................         406,684
                                                                                             --------------
               INDUSTRIAL CONGLOMERATES - 3.2%
       13,405  Raven Industries, Inc.......................................................         415,555
                                                                                             --------------
               INSURANCE - 5.4%
        7,895  Brown & Brown, Inc..........................................................         338,696
       22,020  OneBeacon Insurance Group Ltd., Class A.....................................         351,219
                                                                                             --------------
                                                                                                    689,915
                                                                                             --------------
               IT SERVICES - 1.1%
        1,272  Gartner, Inc. (a)...........................................................         145,123
                                                                                             --------------
               LIFE SCIENCES TOOLS & SERVICES - 2.5%
        3,027  Bio-Techne Corp.............................................................         324,131
                                                                                             --------------
               MACHINERY - 10.3%
        7,220  Franklin Electric Co., Inc..................................................         296,742
        3,750  Graco, Inc..................................................................         404,437


Page 6                  See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

   SHARES                                      DESCRIPTION                                       VALUE
-------------  ----------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

               MACHINERY (CONTINUED)
        3,286  John Bean Technologies Corp.................................................  $      291,304
        3,336  RBC Bearings, Inc. (a)......................................................         334,601
                                                                                             --------------
                                                                                                  1,327,084
                                                                                             --------------
               PROFESSIONAL SERVICES - 7.8%
       10,706  Advisory Board (The) Co. (a)................................................         547,077
        7,342  Exponent, Inc...............................................................         448,963
                                                                                             --------------
                                                                                                    996,040
                                                                                             --------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.7%
        5,868  RE/MAX Holdings, Inc., Class A..............................................         347,092
                                                                                             --------------
               SOFTWARE - 3.4%
       21,364  Monotype Imaging Holdings, Inc..............................................         434,757
                                                                                             --------------
               TEXTILES, APPAREL & LUXURY GOODS - 1.6%
        6,293  Culp, Inc...................................................................         202,005
                                                                                             --------------
               TOTAL COMMON STOCKS.........................................................      11,260,462
               (Cost $9,529,866)                                                             --------------

REAL ESTATE INVESTMENT TRUSTS - 3.1%

               EQUITY REAL ESTATE INVESTMENT TRUSTS - 3.1%
       14,088  Rayonier, Inc...............................................................         397,564
                                                                                             --------------
               (Cost $382,400)
               TOTAL INVESTMENTS - 90.9%...................................................      11,658,026
               (Cost $9,912,266) (b)
               NET OTHER ASSETS AND LIABILITIES - 9.1%.....................................       1,163,974
                                                                                             --------------
               NET ASSETS - 100.0%.........................................................  $   12,822,000
                                                                                             ==============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,919,430 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $173,670.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                        LEVEL 2         LEVEL 3
                                                         TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                       VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                       4/30/2017        PRICES          INPUTS          INPUTS
                                                     -------------   -------------   -------------   -------------
Common Stocks*.....................................  $  11,260,462   $  11,260,462   $          --   $          --
Real Estate Investment Trusts*.....................        397,564         397,564              --              --
                                                     -------------   -------------   -------------   -------------
Total Investments..................................  $  11,658,026   $  11,658,026   $          --   $          --
                                                     =============   =============   =============   =============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.


                        See Notes to Financial Statements                 Page 7

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2017 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $9,912,266)...........................................................................   $    11,658,026
Cash...........................................................................................         2,003,418
Prepaid expenses...............................................................................            37,656
Receivables:
   From investment advisor.....................................................................            30,077
   Fund shares sold............................................................................            11,236
   Dividends...................................................................................             1,350
                                                                                                  ---------------
   Total Assets................................................................................        13,741,763
                                                                                                  ---------------
LIABILITIES:
Payables:
   Investment securities purchased.............................................................           840,270
   Audit and tax fees..........................................................................            18,544
   Transfer agent fees.........................................................................            16,064
   Registration fees...........................................................................            10,539
   Administrative fees.........................................................................             8,534
   Fund shares repurchased.....................................................................             7,155
   Printing fees...............................................................................             6,682
   12b-1 distribution and service fees.........................................................             4,073
   Commitment and administrative agency fees...................................................             3,861
   Trustees' fees and expenses.................................................................             1,467
   Legal fees..................................................................................             1,011
   Financial reporting fees....................................................................               732
   Custodian fees..............................................................................               474
Other liabilities..............................................................................               357
                                                                                                  ---------------
   Total Liabilities...........................................................................           919,763
                                                                                                  ---------------
NET ASSETS.....................................................................................   $    12,822,000
                                                                                                  ===============
NET ASSETS CONSIST OF:
Paid-in capital................................................................................   $    10,670,133
Par value......................................................................................             4,123
Accumulated net investment income (loss).......................................................           (25,198)
Accumulated net realized gain (loss) on investments............................................           427,182
Net unrealized appreciation (depreciation) on investments......................................         1,745,760
                                                                                                  ---------------
NET ASSETS.....................................................................................   $    12,822,000
                                                                                                  ===============
MAXIMUM OFFERING PRICE PER SHARE:
CLASS A SHARES:
Net asset value and redemption price per share (Based on net assets of $4,860,734 and
   153,080 shares of beneficial interest issued and outstanding)...............................   $         31.75
                                                                                                  ---------------
Maximum sales charge (5.50% of offering price).................................................              1.85
                                                                                                  ---------------
Maximum offering price to public...............................................................   $         33.60
                                                                                                  ===============
CLASS C SHARES:
Net asset value and redemption price per share (Based on net assets of $3,819,589 and
   131,371 shares of beneficial interest issued and outstanding)...............................   $         29.07
                                                                                                  ===============
CLASS I SHARES:
Net asset value and redemption price per share (Based on net assets of $4,141,677 and
   127,809 shares of beneficial interest issued and outstanding)...............................   $         32.41
                                                                                                  ===============


Page 8                  See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)

INVESTMENT INCOME:
Dividends......................................................................................   $        70,903
Interest.......................................................................................             2,748
Other..........................................................................................                46
                                                                                                  ---------------
   Total investment income.....................................................................            73,697
                                                                                                  ---------------
EXPENSES:
Investment advisory fees.......................................................................            57,859
Transfer agent fees............................................................................            34,176
Administrative fees............................................................................            26,034
12b-1 distribution and/or service fees:
   Class A.....................................................................................             5,816
   Class C.....................................................................................            18,249
Registration fees..............................................................................            20,834
Commitment and administrative agency fees......................................................            19,383
Audit and tax fees.............................................................................            14,668
Trustees' fees and expenses....................................................................             8,403
Printing fees..................................................................................             7,113
Financial reporting fees.......................................................................             4,587
Custodian fees.................................................................................             2,156
Listing expense................................................................................               893
Legal fees.....................................................................................               153
Other..........................................................................................             1,184
                                                                                                  ---------------
   Total expenses..............................................................................           221,508
                                                                                                  ---------------
   Fees waived and expenses reimbursed by the investment advisor...............................          (119,250)
                                                                                                  ---------------
Net expenses...................................................................................           102,258
                                                                                                  ---------------
NET INVESTMENT INCOME (LOSS)...................................................................           (28,561)
                                                                                                  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.....................................................           432,458
   Net change in unrealized appreciation (depreciation) on investments.........................         1,102,314
                                                                                                  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................         1,534,772
                                                                                                  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................   $     1,506,211
                                                                                                  ===============


                        See Notes to Financial Statements                 Page 9

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS
                                                                                      ENDED             YEAR
                                                                                    4/30/2017           ENDED
                                                                                   (UNAUDITED)       10/31/2016
                                                                                 ---------------   ---------------
OPERATIONS:
Net investment income (loss)...................................................  $      (28,561)   $      (40,173)
Net realized gain (loss).......................................................          432,458           186,076
Net change in unrealized appreciation (depreciation)...........................        1,102,314           193,900
                                                                                 ---------------   ---------------
Net increase (decrease) in net assets resulting from operations................        1,506,211           339,803
                                                                                 ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A Shares.................................................................         (58,496)          (25,931)
Class C Shares.................................................................         (47,722)          (38,306)
Class I Shares.................................................................         (34,235)          (12,475)
                                                                                 ---------------   ---------------
Total distributions to shareholders............................................        (140,453)          (76,712)
                                                                                 ---------------   ---------------

CAPITAL TRANSACTIONS:
Proceeds from shares sold......................................................        4,009,813         5,824,877
Proceeds from shares reinvested................................................          123,849            67,615
Cost of shares redeemed........................................................      (1,783,232)       (1,522,634)
                                                                                 ---------------   ---------------
Net increase (decrease) in net assets resulting from capital transactions......        2,350,430         4,369,858
                                                                                 ---------------   ---------------
Total increase (decrease) in net assets........................................        3,716,188         4,632,949

NET ASSETS:
Beginning of period............................................................        9,105,812         4,472,863
                                                                                 ---------------   ---------------
End of period..................................................................  $    12,822,000   $     9,105,812
                                                                                 ===============   ===============
Accumulated net investment income (loss) at end of period......................  $      (25,198)   $         3,363
                                                                                 ===============   ===============


Page 10                 See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            SIX MONTHS
                                               ENDED                                YEAR ENDED OCTOBER 31,
                                             4/30/2017        -------------------------------------------------------------------
CLASS A SHARES                              (UNAUDITED)           2016          2015          2014          2013          2012
                                            -----------       -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period......   $   27.81         $   26.34     $   28.03     $   26.77     $   21.58     $   19.54
                                             ---------         ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)..........       (0.05)            (0.10)         0.04          0.00 (b)      0.10          0.23
Net realized and unrealized gain (loss)...        4.36              1.97          0.31          2.39          5.46          1.85
                                             ---------         ---------     ---------     ---------     ---------     ---------
Total from investment operations..........        4.31              1.87          0.35          2.39          5.56          2.08
                                             ---------         ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.....................          --                --            --            --         (0.27)        (0.04)
Net realized gain.........................       (0.37)            (0.40)        (2.04)        (1.13)        (0.10)           --
                                             ---------         ---------     ---------     ---------     ---------     ---------
Total distributions.......................       (0.37)            (0.40)        (2.04)        (1.13)        (0.37)        (0.04)
                                             ---------         ---------     ---------     ---------     ---------     ---------
Net asset value, end of period............   $   31.75         $   27.81     $   26.34     $   28.03     $   26.77     $   21.58
                                             =========         =========     =========     =========     =========     =========
TOTAL RETURN (c)..........................       15.63%             7.22%         1.22%         9.23%        26.16%        10.61%
                                             =========         =========     =========     =========     =========     =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......   $   4,861         $   3,767     $   1,413     $   1,144     $   1,288     $     651
Ratio of total expenses to average net
   assets.................................        3.55% (d)         5.69%         7.61%         8.65%        11.29%        23.94%
Ratio of net expenses to average net
   assets.................................        1.60% (d)         1.61% (e)     1.60%         1.60%         1.60%         1.60%
Ratio of net investment income (loss) to
   average net assets.....................       (0.32)% (d)       (0.38)%        0.16%         0.00% (f)     0.42%         1.10%
Portfolio turnover rate...................          14%               15%           17%           39%           31%           11%

(a)   Per share amounts have been calculated based on the average shares method.

(b)   Amount is less than $0.01.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)   Annualized.

(e) Includes excise tax. If this excise tax was not included, the net expense would have been 1.60%.

(f)   Amount is less than 0.01%.


                        See Notes to Financial Statements                Page 11

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            SIX MONTHS
                                               ENDED                                YEAR ENDED OCTOBER 31,
                                             4/30/2017        -------------------------------------------------------------------
CLASS C SHARES                              (UNAUDITED)           2016          2015          2014          2013          2012
                                            -----------       -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period......   $   25.61         $   24.51     $   26.44     $   25.51     $   20.59     $   18.81
                                             ---------         ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)..........       (0.15)            (0.28)        (0.14)        (0.19)        (0.10)         0.05
Net realized and unrealized gain (loss)...        3.98              1.78          0.25          2.25          5.23          1.73
                                             ---------         ---------     ---------     ---------     ---------     ---------
Total from investment operations..........        3.83              1.50          0.11          2.06          5.13          1.78
                                             ---------         ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.....................          --                --            --            --         (0.11)           --
Net realized gain.........................       (0.37)            (0.40)        (2.04)        (1.13)        (0.10)           --
                                             ---------         ---------     ---------     ---------     ---------     ---------
Total distributions.......................       (0.37)            (0.40)        (2.04)        (1.13)        (0.21)           --
                                             ---------         ---------     ---------     ---------     ---------     ---------
Net asset value, end of period............   $   29.07         $   25.61     $   24.51     $   26.44     $   25.51     $   20.59
                                             =========         =========     =========     =========     =========     =========
TOTAL RETURN (b)..........................       15.04%             6.28%         0.33%         8.36%        25.11%         9.46%
                                             =========         =========     =========     =========     =========     =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......   $   3,820         $   3,237     $   2,247     $   1,977     $   1,956     $     615
Ratio of total expenses to average net
   assets.................................        4.52% (c)         6.28%         7.93%         8.81%        10.45%        26.69%
Ratio of net expenses to average net
   assets.................................        2.35% (c)         2.36% (d)     2.35%         2.35%         2.35%         2.35%
Ratio of net investment income (loss) to
   average net assets.....................       (1.07)% (c)       (1.12)%       (0.57)%       (0.73)%       (0.43)%        0.25%
Portfolio turnover rate...................          14%               15%           17%           39%           31%           11%

(a)   Per share amounts have been calculated based on the average shares method.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(c)   Annualized.

(d) Includes excise tax. If this excise tax expense was not included, the net expense would have been 2.35%.


Page 12                 See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            SIX MONTHS
                                               ENDED                                YEAR ENDED OCTOBER 31,
                                             4/30/2017        -------------------------------------------------------------------
CLASS I SHARES                              (UNAUDITED)           2016          2015          2014          2013          2012
                                            -----------       -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period......   $   28.40         $   26.84     $   28.52     $   27.15     $   21.81     $   19.58
                                             ---------         ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)..........       (0.02)            (0.05)         0.10          0.08          0.16          0.26
Net realized and unrealized gain (loss)...        4.40              2.01          0.26          2.42          5.60          2.05
                                             ---------         ---------     ---------     ---------     ---------     ---------
Total from investment operations..........        4.38              1.96          0.36          2.50          5.76          2.31
                                             ---------         ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.....................          --                --            --            --         (0.32)        (0.08)
Net realized gain.........................       (0.37)            (0.40)        (2.04)        (1.13)        (0.10)           --
                                             ---------         ---------     ---------     ---------     ---------     ---------
Total distributions.......................       (0.37)            (0.40)        (2.04)        (1.13)        (0.42)        (0.08)
                                             ---------         ---------     ---------     ---------     ---------     ---------
Net asset value, end of period............   $   32.41         $   28.40     $   26.84     $   28.52     $   27.15     $   21.81
                                             =========         =========     =========     =========     =========     =========
TOTAL RETURN (b)..........................       15.47%             7.46%         1.23%         9.51%        26.85%        11.85%
                                             =========         =========     =========     =========     =========     =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......   $   4,142         $   2,101     $     813     $     592     $     276     $     141
Ratio of total expenses to average net
   assets.................................        3.45% (c)         5.63%         8.46%        11.05%        17.52%        41.80%
Ratio of net expenses to average net
   assets.................................        1.35% (c)         1.35%         1.35%         1.35%         1.35%         1.35%
Ratio of net investment income (loss) to
   average net assets.....................       (0.10)% (c)       (0.16)%        0.38%         0.28%         0.66%         1.28%
Portfolio turnover rate...................          14%               15%           17%           39%           31%           11%

(a)   Per share amounts have been calculated based on the average shares method.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(c)   Annualized.


                        See Notes to Financial Statements                Page 13

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust/Confluence Small Cap Value Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund's investment objective is to seek to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings, if any) in equity securities of U.S. listed companies with small market capitalizations at the time of investment that Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") believes have produced solid returns over extended periods of time. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The net asset value ("NAV") of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, real estate investment trusts ("REITs") and other securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2017 (UNAUDITED)

its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and the accretion of discounts. Income is allocated on a pro rata basis to each class of shares.

The Fund may hold shares of business development companies ("BDCs"). The tax character of distributions received from these securities may vary when reported by the issuer after its tax reporting period concludes.

The Fund may hold REITs. Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT's fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund will distribute to holders of its shares semi-annual dividends of all or a portion of its net income. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2017 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended October 31, 2016 was as follows:


Distributions paid from:

Ordinary income..............................   $         --
Capital gain.................................         76,712
Return of capital............................             --

As of October 31, 2016, the distributable earnings and net assets on a tax basis were as follows:


Undistributed ordinary income................         38,045
Undistributed capital gains..................         97,132
                                                ------------
Total undistributed earnings.................        135,177
Accumulated capital and other losses.........             --
Net unrealized appreciation (depreciation)...        646,809
                                                ------------
Total accumulated earnings (losses)..........        781,986
Other........................................             --
Paid-in capital..............................      8,323,826
                                                ------------
Net assets...................................      9,105,812
                                                ============

D. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2016, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2013, 2014, 2015, and 2016 remain open to federal and state audit. As of April 30, 2017, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

E. EXPENSES

The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.

F. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Fund.

G. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2017 (UNAUDITED)

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Confluence serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee at an annual rate of 0.50% of the Fund's average daily net assets that is paid by First Trust from its investment advisory fee.

First Trust and Confluence have agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.35% of average daily net assets of any class of shares of the Fund (the "Expense Cap") until February 28, 2018 and then will not exceed 1.70% from March 1, 2018 to February 28, 2027 (the "Expense Cap Termination Date"). Expenses borne and fees waived by First Trust and Confluence are subject to recovery by First Trust and Confluence up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding the Expense Cap in place at the time the expense was borne or the fee was waived by First Trust and Confluence. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursement for the six months ended April 30, 2017, and the expenses borne by First Trust and Confluence subject to recovery were as follows:

                                                             EXPENSES SUBJECT TO RECOVERY
                               -----------------------------------------------------------------------------------------
ADVISORY FEE      EXPENSE         YEAR ENDED         YEAR ENDED         YEAR ENDED      SIX MONTHS ENDED
   WAIVER      REIMBURSEMENT   OCTOBER 31, 2014   OCTOBER 31, 2015   OCTOBER 31, 2016    APRIL 30, 2017        TOTAL
------------   -------------   ----------------   ----------------   ----------------   ----------------   -------------
  $ 57,859       $ 61,391          $ 145,875         $ 267,934           $ 247,943          $ 119,250        $ 781,002

Brown Brothers Harriman & Co. ("BBH") serves as the Fund's administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As custodian, BBH is responsible for custody of the Fund's assets.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. BNYM IS is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2017 (UNAUDITED)

                         4. CAPITAL SHARE TRANSACTIONS

Capital transactions were as follows:

                                     SIX MONTHS ENDED                     YEAR ENDED
                                      APRIL 30, 2017                   OCTOBER 31, 2016

                                  SHARES          VALUE             SHARES         VALUES
                                ----------    -------------       ----------    -------------
Sales:
     Class A                        50,182    $   1,537,099          101,204    $   2,795,429
     Class C                        20,519          577,228           58,513        1,482,383
     Class I                        60,672        1,895,486           55,851        1,547,065
                                ----------    -------------       ----------    -------------
Total Sales:                       131,373    $   4,009,813          215,568    $   5,824,877
                                ==========    =============       ==========    =============

Dividend Reinvestment:
     Class A                         1,525    $      45,810              752    $      19,256
     Class C                         1,621           44,739            1,533           36,400
     Class I                         1,086           33,300              457           11,959
                                ----------    -------------       ----------    -------------
Total Dividend Reinvestment:         4,232    $     123,849            2,742    $      67,615
                                ==========    =============       ==========    =============

Redemptions:
     Class A                      (34,121)    $  (1,044,898)         (20,115)   $    (511,985)
     Class C                      (17,197)         (485,587)         (25,290)        (649,466)
     Class I                       (7,941)         (252,747)         (12,603)        (361,183)
                                ----------    -------------       ----------    -------------
Total Redemptions:                (59,259)    $  (1,783,232)         (58,008)   $  (1,522,634)
                                ==========    =============       ==========    =============

                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the six months ended April 30, 2017, were $3,742,892 and $1,384,042, respectively.

                                 6. BORROWINGS

The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV have a $220 million Credit Agreement with The Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders. Scotia charges a commitment fee of 0.25% of the daily amount of excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. Prior to March 9, 2017, the commitment amount was $180 million. Prior to December 16, 2016, the commitment amount was $140 million. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2017.

                       7. DISTRIBUTION AND SERVICE PLANS

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.

                               8. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

BDC RISK: The Fund may invest in BDCs which may carry risks similar to those of a private equity or venture capital fund. BDCs are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. The BDCs held by the Fund may employ the use of leverage their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC's common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

CONCENTRATION RISK: A fund concentrated in a single industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes.

EQUITY SECURITIES RISK: Because the Fund invests in equity securities, the value of Fund shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK: Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

HEALTH CARE COMPANIES RISK: Health care companies are companies involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services. These companies are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

INDUSTRIALS AND PRODUCER DURABLES COMPANIES RISK: The Fund invests in the securities of industrials and producer durables companies, which convert unfinished goods into finished durables used to manufacture other goods or provide services. These companies produce electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

INVESTMENT COMPANIES RISK: If the Fund invests in investment companies, Fund shareholders bear both their proportionate share of Fund expenses and, indirectly, the expenses of the investment companies. Also, the investment companies are subject to the risks of the underlying securities that they hold. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs and closed-end investment companies. Closed-end investment companies may be leveraged, in which case the value and/or yield of their shares will tend to be more volatile than shares of unleveraged funds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). Moreover, shares of closed-end investment companies and ETFs may be sold at a discount from their net asset value.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           APRIL 30, 2017 (UNAUDITED)

MARKET CAPITALIZATION RISK: The Fund normally invests at least 80% of its assets in Small-Cap Companies. Because the market capitalization is measured at the time of its initial purchase, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the market capitalization range. Because of market movement, there can be no assurance that the securities held by the Fund will stay within the given market capitalization range. As a result, the Fund may be exposed to additional risk or investors may not be given the opportunity to invest fully in a certain market capitalization range.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

REAL ESTATE INVESTMENT RISK: The Fund invests in companies in the real estate industry, including REITs. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

REIT INVESTMENT RISK: Because the Fund invests in REITs, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchasers, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

SMALL CAP RISK: The Fund invests in Small-Cap Companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and dependence on a few key people, and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies. The market movements of equity securities issued by issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller capitalization companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of Small-Cap Companies may be less liquid than those of larger companies.

SMALL FUND RISK: The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

VALUE INVESTING RISK: The Fund focuses its investments on securities that the portfolio managers believe are undervalued or inexpensive relative to other investments. These types of securities may present risks in addition to the general risks associated with investing in them. These securities generally are selected on the basis of an issuer's business and economic fundamentals or the securities' current and projected credit profiles, relative to current market price. Such securities are subject to the risk of misestimating certain fundamental factors. Disciplined adherence to a "value" investment mandate during periods in which that style is "out of favor" can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue growth style investments and/or flexible style mandates.

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

INVESTMENT SUB-ADVISOR
Confluence Investment Management LLC
20 Allen Avenue, Suite 300
Saint Louis, MO 63119

ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA  02110

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

        First Trust Short Duration
        High Income Fund
        -----------------------------------------
        Semi-Annual Report
        For the Six Months Ended April 30, 2017

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2017

Shareholder Letter...........................................................  1
At a Glance..................................................................  2
Portfolio Management.........................................................  4
Understanding Your Fund Expenses.............................................  5
Portfolio of Investments.....................................................  6
Statement of Assets and Liabilities.......................................... 21
Statement of Operations...................................................... 22
Statements of Changes in Net Assets.......................................... 23
Financial Highlights......................................................... 24
Notes to Financial Statements................................................ 27
Additional Information....................................................... 33

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Short Duration High Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisors may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of First Trust are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

            FIRST TRUST SHORT DURATION HIGH INCOME FUND SEMI-ANNUAL
                        LETTER FROM THE CHAIRMAN AND CEO
                           APRIL 30, 2017 (UNAUDITED)

Dear Shareholders:

Thank you for your investment in First Trust Short Duration High Income Fund (the "Fund").

The year 2016 was a historic year all over the world. Many will remember some of the events that occurred during the year: from the Brexit vote in the UK to leave the European Union, to the results of the U.S. Presidential Election which seemed unlikely at the beginning of 2016, to the first World Series Championship for the Chicago Cubs in 108 years!

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment. Additionally, First Trust has compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

On November 8, 2016, Donald J. Trump was elected to become the 45th president in our country's history. As I write this, he has just hit his 100th day in office, always a historic marker for pundits, politicians, and voters. While no one has a crystal ball and the ability to predict how the Trump administration will shape the United States (and the world), there is no doubt that his populist message resonated for many Americans. His message of improving lives for the "average" American, while reducing the size and scope of the federal government, also won him millions of votes. Many of his supporters believe that with his background in business, Trump will make policy changes that will continue to grow the economy and spur stock markets even higher. Many analysts predicted the Dow Jones Industrial Average would hit a new benchmark, 20,000, in the first days of the New Year. It took until January 25, 2017, but the Dow finally traded over 20,000 on that day. On March 1, 2017, the Dow went past 21,000, a new record. As with all change and a new administration, only time will tell where our economy and the markets will go.

As of December 31, 2016, the S&P 500(R) Index (the "Index") was up 11.96% for the year, on a total return basis, as measured by Bloomberg. As of April 30, 2017, the Index was up 7.16% (calendar year-to-date). The current bull market (measuring from March 9, 2009 through April 28, 2017) is the second longest in history, but lags the longest bull market by 4.17 years, according to Bespoke Investment Group. We remain bullish on the economy, but continue to have a long-term perspective. We believe investors should think long-term as well, since no one can predict volatility and the inevitable ups and downs that occur in the market.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST SHORT DURATION HIGH INCOME FUND
"AT A GLANCE"
AS OF APRIL 30, 2017 (UNAUDITED)

-----------------------------------------------------------
FUND STATISTICS
-----------------------------------------------------------
FIRST TRUST SHORT DURATION HIGH                 NET ASSET
   INCOME FUND                                 VALUE (NAV)
-----------------------------------------------------------
Class A (FDHAX)                                  $20.09
Class C (FDHCX)                                  $20.07
Class I (FDHIX)                                  $20.09
-----------------------------------------------------------


-----------------------------------------------------------
                                              % OF TOTAL
CREDIT QUALITY(1)                             INVESTMENTS
-----------------------------------------------------------
BBB-                                                2.1%
BB+                                                 4.2
BB                                                  6.4
BB-                                                22.8
B+                                                 15.0
B                                                  22.5
B-                                                 13.2
CCC+                                                8.8
CCC                                                 3.1
CC                                                  0.1
C                                                   0.0*
NR                                                  1.7
Private                                             0.1
                                                 -------
                                        Total     100.0%
                                                 =======


-----------------------------------------------------------
                                              % OF TOTAL
TOP TEN ISSUERS                               INVESTMENTS
-----------------------------------------------------------
Caesars Growth Partners LLC                         3.7%
Caesars Entertainment Resort Properties LLC         3.0
Valeant Pharmaceuticals International, Inc.         2.8
Gardner Denver, Inc. Term Loan                      2.1
Six Flags Entertainment Corp.                       2.0
Tenet Healthcare Corp.                              2.0
Univision Communications, Inc.                      1.8
CHS/Community Health Systems                        1.7
Reynolds Group Holdings, Inc.                       1.6
Vistra Energy Corp. (TXU/TEX/TCEH)                  1.6
                                                 -------
                                        Total      22.3%
                                                 =======


-----------------------------------------------------------
                                              % OF TOTAL
INDUSTRY CLASSIFICATION                       INVESTMENTS
-----------------------------------------------------------
Hotels, Restaurants & Leisure                      16.4%
Health Care Providers & Services                   13.6
Pharmaceuticals                                     9.0
Media                                               8.8
Software                                            6.3
Food Products                                       3.7
Life Sciences Tools & Services                      3.6
Electric Utilities                                  3.4
Containers & Packaging                              2.9
Food & Staples Retailing                            2.8
Industrial Conglomerates                            2.2
Professional Services                               2.1
Insurance                                           2.0
Diversified Telecommunication Services              1.8
Real Estate Management & Development                1.8
Specialty Retail                                    1.7
Oil, Gas & Consumable Fuels                         1.6
Diversified Consumer Services                       1.5
Health Care Equipment & Supplies                    1.4
Building Products                                   1.3
Wireless Telecommunication Services                 1.3
Capital Markets                                     1.2
Diversified Financial Services                      1.2
Commercial Services & Supplies                      1.1
Metals & Mining                                     0.9
Independent Power and Renewable Electricity
   Producers                                        0.9
Trading Companies & Distributors                    0.7
Aerospace & Defense                                 0.7
Technology Hardware, Storage & Peripherals          0.6
Semiconductors & Semiconductor Equipment            0.5
Equity Real Estate Investment Trusts (REITs)        0.5
Auto Components                                     0.5
Diversified Business Services                       0.5
Road & Rail                                         0.3
Automobiles                                         0.2
Health Care Technology                              0.2
Chemicals                                           0.2
Distributors                                        0.2
Machinery                                           0.1
IT Services                                         0.1
Personal Products                                   0.1
Consumer Finance                                    0.1
Communications Equipment                            0.0*
                                                 -------
                                        Total     100.0%
                                                 =======


--------------------------------------------------------------------------------
                                              CLASS         CLASS        CLASS
DIVIDEND DISTRIBUTIONS                       A SHARES      C SHARES     I SHARES
--------------------------------------------------------------------------------
Current Monthly Distribution per Share (2)   $0.0758        $0.0633     $0.0800
Current Distribution Rate on NAV (3)          4.53%          3.78%       4.78%


* Amount represents less than 0.1%

(1) The ratings are by Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to its debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates the issue is not rated. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not the Fund or its shares. Credit ratings are subject to change.

(2) Most recent distribution paid or declared through 4/30/2017. Subject to change in the future.

(3) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by NAV as of 4/30/2017. Subject to change in the future.

FIRST TRUST SHORT DURATION HIGH INCOME FUND
"AT A GLANCE" (CONTINUED)
AS OF APRIL 30, 2017 (UNAUDITED)

          -----------------------------------------------------------
                      PERFORMANCE OF A $10,000 INVESTMENT
          -----------------------------------------------------------
          This chart compares your Fund's Class I performance to that of the BofA Merrill Lynch US High Yield Constrained Index, the S&P/LSTA Leveraged Loan Index and the Blended Index(a) from 11/1/2012 through 4/30/2017.

               First Trust                                Bank of America
              Short Duration                             Merrill Lynch U.S.
            High Income Fund -         Blended          High Yield Master II        S&P/LSTA Leveraged
              Class I Shares          Index (a)      Constrained Index ("HUC0")    Loan Index ("SPBDAL")
1/11/12          $10,000              $10,000                 $10,000                     $10,000
4/30/13           10,613               10,548                  10,713                      10,384
10/31/13          10,811               10,705                  10,869                      10,542
4/30/14           11,037               11,082                  11,386                      10,783
10/31/14          11,178               11,198                  11,504                      10,896
4/30/15           11,460               11,411                  11,679                      11,144
10/31/15          11,282               11,112                  11,270                      10,947
4/30/16           11,511               11,326                  11,524                      11,120
10/31/16          11,929               12,042                  12,418                      11,664
4/30/17           12,292               12,551                  13,096                      12,015

(a) The Blended Index return is a 50/50 split between the BofA Merrill Lynch US High Yield Constrained Index and the S&P/LSTA Leveraged Loan Index returns.

------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF APRIL, 30, 2017
------------------------------------------------------------------------------------------------------------------------------
                                 A SHARES               C SHARES               I SHARES          BLENDED
                            Inception 11/1/2012    Inception 11/1/2012    Inception 11/1/2012    INDEX*      HUC0*     SPBDAL*
------------------------------------------------------------------------------------------------------------------------------
                                                              W/MAX
                                                              1.00%
                                         W/MAX              CONTINGENT
                              W/O        3.50%       W/O     DEFERRED             W/O              W/O        W/O        W/O
AVERAGE ANNUAL TOTAL         SALES       SALES      SALES     SALES              SALES            SALES      SALES      SALES
RETURNS                     CHARGES     CHARGE     CHARGES    CHARGE            CHARGES          CHARGES    CHARGES    CHARGES
6 Months                     2.91%      -0.67%      2.53%     1.53%              3.04%            4.23%      5.46%      3.01%
1 Year                       6.51%       2.76%      5.73%     4.73%              6.78%           10.82%     13.64%      8.04%

AVERAGE ANNUAL
TOTAL RETURNS
Since Inception              4.43%       3.61%      3.65%     3.65%              4.69%            5.19%      6.19%      4.17%
30-Day SEC Yield(1)              4.12%                   3.52%                   4.52%              N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------

* Since inception return is based on inception date of the Fund.

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance of share classes will vary due to differences in sales charges and expenses. Total returns with sales charges include payment of the maximum sales charge of 3.50% for Class A Shares, a contingent deferred sales charge ("CDSC") of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class I Shares do not have a front-end sales charge or a CDSC, nor do they pay distribution or service fees.


(1) 30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the waiver and/or a reimbursement of Fund expenses, which has the effect of lowering the Fund's expense ratio and generating a higher yield.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2017 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") was established in 1991 and is located in Wheaton, Illinois. First Trust is a registered investment advisor which offers customized portfolio management using its structured, quantitative approach to security selection. As of April 30, 2017, First Trust managed or supervised $105.533 billion in assets.

The First Trust Leveraged Finance Team is comprised of fifteen experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations. As of April 30, 2017, the First Trust Leveraged Finance Team managed or supervised approximately $3.91 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including two closed-end funds, an open-end fund, four exchange-traded funds, one UCITS fund and a series of unit investment trusts on behalf of retail and institutional clients.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER SCOTT D. FRIES, CFA - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
PETER FASONE, CFA - VICE PRESIDENT, PORTFOLIO MANAGER

FIRST TRUST SHORT DURATION HIGH INCOME FUND
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2017 (UNAUDITED)

As a shareholder of the First Trust Short Duration High Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2017.

ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

             -----------------------------------------------------------------------------------------------------------
                                                                             HYPOTHETICAL
                            ACTUAL EXPENSES                           (5% RETURN BEFORE EXPENSES)
             ---------------------------------------------   ---------------------------------------------
              BEGINNING       ENDING       EXPENSES PAID      BEGINNING       ENDING      EXPENSES PAID
               ACCOUNT       ACCOUNT       DURING PERIOD       ACCOUNT       ACCOUNT      DURING PERIOD      ANNUALIZED
                VALUE         VALUE         11/1/2016 -         VALUE         VALUE        11/1/2016 -        EXPENSE
              11/1/2016     4/30/2017      4/30/2017 (a)      11/1/2016     4/30/2017     4/30/2017 (a)      RATIOS (b)
             -----------------------------------------------------------------------------------------------------------

Class A      $  1,000.00    $  1,029.10     $   6.29        $  1,000.00     $  1,018.60     $   6.26            1.25%
Class C         1,000.00       1,025.30        10.04           1,000.00        1,014.88         9.99            2.00
Class I         1,000.00       1,030.40         5.03           1,000.00        1,019.84         5.01            1.00

(a) Expenses are equal to the annualized expense ratios as indicated in the table, multiplied by the average account value over the period (November 1, 2016 through April 30, 2017), multiplied by 181/365 (to reflect the six-month period).

(b)   These expense ratios reflect expense caps.

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2017 (UNAUDITED)

  PRINCIPAL                                                                           STATED
    VALUE                          DESCRIPTION                        RATE (a)     MATURITY (b)        VALUE
-------------  ---------------------------------------------------   ----------   --------------   --------------
SENIOR FLOATING-RATE LOAN INTERESTS - 56.5%

               AEROSPACE & DEFENSE - 0.3%
$     778,545  Transdigm, Inc., Term Loan F - Extended............      3.99%        06/15/23      $      777,463
                                                                                                   --------------
               AGRICULTURAL PRODUCTS - 0.0%
       90,000  Dole Foods Co., Term Loan B........................  4.00% - 4.15%    03/31/24              90,267
                                                                                                   --------------
               ALTERNATIVE CARRIERS - 0.0%
      102,358  Level 3 Financing, Inc., Tranche B 2024 Term
                  Loan............................................      3.23%        02/15/24             102,651
                                                                                                   --------------
               APPAREL RETAIL - 0.1%
      338,150  Neiman Marcus Group, Inc., The, Other Term
                  Loan............................................      4.25%        10/25/20             269,394
                                                                                                   --------------
               APPLICATION SOFTWARE - 2.4%
      731,429  CCC Information Resources, Inc., Term Loan B.......      4.04%        03/31/24             727,954
      782,591  Epicor Software Corp., Term B Loan.................      4.75%        06/01/22             781,370
      697,374  Informatica Corp. (Ithacalux S.A.R.L), Dollar Term
                  Loan............................................      4.50%        08/05/22             694,264
      262,977  JDA Software Group (RP Crown Parent, Inc.), Term
                  Loan B..........................................      4.50%        09/22/23             264,894
      909,720  Kronos, Inc., 1st Lien Term Loan...................      5.03%        10/18/23             912,449
      425,000  LANDesk Software, Inc., Term Loan B................      5.25%        01/18/24             427,036
       60,190  Micro Focus International (MA Finance LLC), MA
                  Finance TLB3....................................      3.75%        04/18/24              60,359
      406,477  Micro Focus International (MA Finance LLC),
                  Seattle Spinco TLB..............................      3.75%        04/18/24             407,619
      944,809  Mitchell International, Inc., Initial Term Loan....      4.54%        10/13/20             949,137
      342,857  Qlik Technologies (Project Alpha Intermediate
                  Holdings, Inc.), Term Loan B....................      4.67%        04/19/24             341,143
      250,000  Synchronoss Technologies, Inc., Term Loan B........      4.08%        01/31/24             235,000
                                                                                                   --------------
                                                                                                        5,801,225
                                                                                                   --------------
               ASSET MANAGEMENT & CUSTODY BANKS - 0.8%
      360,000  First Eagle Investment Management, Term Loan B.....      4.66%        12/01/22             363,150
      120,644  Guggenheim Partners Investment Management
                  Holdings LLC, Term Loan B.......................      3.74%        07/22/23             121,247
      165,577  Hamilton Lane Advisors LLC, Initial Term Loan......      4.54%        07/08/22             165,577
    1,177,696  Victory Capital Holdings (VCH Holdings LLC),
                  Initial Term Loan...............................      8.65%        10/29/21           1,190,215
                                                                                                   --------------
                                                                                                        1,840,189
                                                                                                   --------------
               AUTO PARTS & EQUIPMENT - 0.2%
      133,000  Cooper Standard Holdings (CS Intermediate Holdco 2
                  LLC), Term Loan B...............................      3.90%        11/02/23             133,207
      392,679  Tower Automotive Holdings USA LLC, Term Loan B.....      3.75%        03/06/24             390,716
                                                                                                   --------------
                                                                                                          523,923
                                                                                                   --------------
               AUTOMOTIVE RETAIL - 0.1%
      227,930  KAR Auction Services, Inc., Tranche B-3 Term Loan..      4.50%        03/09/23             229,640
                                                                                                   --------------
               BROADCASTING - 1.1%
       46,192  Cumulus Media Holdings, Inc., Term Loan............      4.25%        12/23/20              36,096
      265,668  Tribune Media Co., Extended Term Loan C............      3.99%        01/31/24             267,163
       21,262  Tribune Media Co., Term B Loan.....................      4.00%        12/27/20              21,386


Page 6                  See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

  PRINCIPAL                                                                           STATED
    VALUE                          DESCRIPTION                        RATE (a)     MATURITY (b)        VALUE
-------------  ---------------------------------------------------   ----------   --------------   --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               BROADCASTING (CONTINUED)
$   2,458,228  Univision Communications, Inc., Term Loan C5.......      3.75%        03/15/24      $    2,440,947
                                                                                                   --------------
                                                                                                        2,765,592
                                                                                                   --------------
               BUILDING PRODUCTS - 1.0%
    2,335,057  Quikrete Holdings, Inc., Term Loan B...............      4.24%        11/04/23           2,338,466
                                                                                                   --------------
               CABLE & SATELLITE - 0.4%
      180,000  Cable One, Inc., Term Loan B.......................      3.43%        04/15/24             181,125
      600,000  UPC Financing Partnership, Term Loan AP............      3.74%        04/15/25             601,878
      130,000  Virgin Media Finance PLC, Term Loan I..............      3.74%        01/31/25             130,458
                                                                                                   --------------
                                                                                                          913,461
                                                                                                   --------------
               CASINOS & GAMING - 5.5%
      196,875  Amaya Holdings B.V., 2nd Lien TL...................      8.15%        07/31/22             197,060
    2,857,947  Amaya Holdings B.V., Term Loan B...................      4.65%        08/01/21           2,858,347
    5,129,797  Caesars Entertainment Resort Properties LLC,
                  Term B Loan.....................................      7.00%        10/11/20           5,139,441
    3,757,769  Caesars Growth Partners LLC, Term Loan B...........      4.00%        05/08/21           3,776,558
      360,000  Eldorado Resorts, Inc., TL B.......................      5.25%        03/16/24             359,100
      166,667  Penn National Gaming, Inc., Term Loan B............      3.52%        01/13/24             167,590
      927,473  Station Casinos, Inc., Term Loan B.................      3.50%        06/08/23             926,629
                                                                                                   --------------
                                                                                                       13,424,725
                                                                                                   --------------
               COAL & CONSUMABLE FUELS - 0.2%
      125,000  Arch Coal, Inc., Term Loan B.......................      5.00%        02/28/24             125,031
      270,000  Peabody Energy Corp., Exit Term Loan...............      5.50%        02/28/22             270,675
                                                                                                   --------------
                                                                                                          395,706
                                                                                                   --------------
               CONSUMER FINANCE - 0.1%
      163,459  Altisource Solutions S.A.R.L., Term B Loan.........      4.50%        12/09/20             144,661
                                                                                                   --------------
               DISTRIBUTORS - 0.1%
      373,125  HD Supply, Inc., Term B-2 Loan.....................      3.90%        10/17/23             375,692
                                                                                                   --------------
               DIVERSIFIED CHEMICALS - 0.1%
      196,007  Ineos US Finance LLC, Term Loan B..................      3.74%        03/31/22             197,601
                                                                                                   --------------
               DIVERSIFIED SUPPORT SERVICES - 0.4%
      742,980  Brickman Group Holdings, Inc, Initial Term Loan
                  (First Lien)....................................  4.00% - 6.00%    12/18/20             745,454
      166,667  Brickman Group Holdings, Inc, Second Lien Term
                  Loan............................................      7.52%        12/17/21             167,396
                                                                                                   --------------
                                                                                                          912,850
                                                                                                   --------------
               EDUCATION SERVICES - 0.1%
      122,505  Bright Horizons Family Solutions, Inc., Term
                  Loan B..........................................      3.25%        11/03/23             123,424
                                                                                                   --------------
               ELECTRIC UTILITIES - 3.2%
      756,437  Dayton Power & Light Co., Term Loan B..............      4.25%        08/31/22             765,893
    3,609,063  Energy Future Intermediate Holding Co., DIP Term
                  Loan............................................      4.30%        06/30/17           3,626,459
    2,793,000  Vistra Energy Corp. (TXU/TEX/TCEH), 2016
                  Incremental Term Loan (c).......................      4.24%        12/31/23           2,801,742
      495,249  Vistra Energy Corp. (TXU/TEX/TCEH), Term
                  Loan B (c)......................................      3.73%        08/04/23             494,164


                        See Notes to Financial Statements                 Page 7

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

  PRINCIPAL                                                                           STATED
    VALUE                          DESCRIPTION                        RATE (a)     MATURITY (b)        VALUE
-------------  ---------------------------------------------------   ----------   --------------   --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               ELECTRIC UTILITIES (CONTINUED)
$     113,235  Vistra Energy Corp. (TXU/TEX/TCEH), Term
                  Loan C (c)......................................      3.73%        08/04/23      $      112,987
                                                                                                   --------------
                                                                                                        7,801,245
                                                                                                   --------------
               ENVIRONMENTAL & FACILITIES SERVICES - 0.4%
      186,112  PSSI (Packers Holdings LLC), Term B Loan...........      4.75%        12/02/21             187,973
      774,000  WTG Holdings III Corp. (EWT Holdings III Corp.),
                  Term Loan (First Lien)..........................      4.90%        01/15/21             777,870
                                                                                                   --------------
                                                                                                          965,843
                                                                                                   --------------
               FOOD DISTRIBUTORS - 0.2%
      250,000  TKC Holdings, Inc., Term Loan B....................      4.75%        01/31/23             252,500
      297,750  US Foods, Inc., Term Loan B........................      3.73%        06/27/23             300,328
                                                                                                   --------------
                                                                                                          552,828
                                                                                                   --------------
               FOOD RETAIL - 1.0%
    2,432,085  Albertsons LLC, Term Loan B4.......................      3.99%        08/22/21           2,439,941
                                                                                                   --------------
               HEALTH CARE EQUIPMENT - 0.4%
      249,365  Alere, Inc., Term B Loan...........................      4.25%        06/15/22             250,508
      648,450  DJO Finance LLC (ReAble Therapeutics Finance
                  LLC), Initial Term Loan.........................      4.25%        06/08/20             632,887
      100,000  Kinetic Concepts, Inc. (Acelity L.P., Inc.), Term
                  Loan B..........................................      4.40%        01/31/24             100,406
                                                                                                   --------------
                                                                                                          983,801
                                                                                                   --------------
               HEALTH CARE FACILITIES - 1.2%
      202,241  Acadia Healthcare Co., Inc., Term Loan B1..........      3.98%        02/11/22             202,241
      123,437  Acadia Healthcare Co., Inc., Term Loan B2..........      3.98%        02/15/23             123,437
    1,155,552  CHS/Community Health Systems, Inc., Incremental
                  2021 Term H Loan................................      4.05%        01/27/21           1,147,845
      356,028  Concentra, Inc. (MJ Acquisition Corp.), Term
                  Loan B..........................................      4.06%        05/15/22             357,588
      873,323  Kindred Healthcare, Inc., New Term Loan............      4.69%        04/09/21             876,056
      173,960  National Veterinary Associates (NVA Holdings, Inc.),
                  Term Loan B2....................................      4.65%        08/14/21             176,352
                                                                                                   --------------
                                                                                                        2,883,519
                                                                                                   --------------
               HEALTH CARE SERVICES - 4.1%
      895,729  21st Century Oncology, Inc., Tranche B Term  Loan..      7.28%        04/30/22             808,843
      739,356  Air Medical Group Holdings, Inc., Initial Term
                  Loan............................................      4.25%        04/28/22             733,811
       99,250  Air Medical Group Holdings, Inc., Term Loan B1.....      5.00%        04/28/22              98,878
      820,619  Air Methods Corp. (ASP AMC Intermediate
                  Holdings, Inc.), Term Loan B....................      4.57%        04/13/24             819,593
      713,497  CareCore National LLC, Term Loan...................      5.50%        03/05/21             717,064
      359,186  CHG Healthcare Services, Inc, Term Loan B..........  4.79% - 4.92%    05/31/23             363,525
      980,006  Curo Health Services Holdings, Inc., Term Loan B...      5.79%        02/15/22             986,131
      199,001  ExamWorks Group, Inc., Term Loan B.................      4.25%        07/27/23             200,619
    1,300,611  Healogics, Inc. (CDRH Parent, Inc.), Initial Term
                  Loan (First Lien)...............................      5.32%        07/01/21           1,138,035
      782,006  Surgery Centers Holdings, Inc., Term Loan B........      4.75%        11/03/20             785,916
    1,980,000  Team Health, Inc., Term Loan B.....................      3.75%        01/31/24           1,961,447


Page 8                  See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

  PRINCIPAL                                                                           STATED
    VALUE                          DESCRIPTION                        RATE (a)     MATURITY (b)        VALUE
-------------  ---------------------------------------------------   ----------   --------------   --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               HEALTH CARE SERVICES (CONTINUED)
$   1,528,757  U.S. Renal Care, Inc., Term Loan B.................      5.40%        12/30/22      $    1,448,497
                                                                                                   --------------
                                                                                                       10,062,359
                                                                                                   --------------
               HEALTH CARE SUPPLIES - 0.1%
      148,936  ConvaTec, Inc., Term Loan B........................      3.49%        10/31/23             150,239
                                                                                                   --------------
               HEALTH CARE TECHNOLOGY - 0.2%
      500,517  Cotiviti Corp., Term Loan B........................      3.75%        09/28/23             502,709
                                                                                                   --------------
               HOTELS, RESORTS & CRUISE LINES - 0.3%
      477,603  Extended Stay America (ESH Hospitality, Inc.), Term
                  Loan B..........................................      3.49%        08/30/23             479,791
      149,625  Four Seasons Holdings, Inc., Term Loan B...........      4.15%        11/21/23             151,254
                                                                                                   --------------
                                                                                                          631,045
                                                                                                   --------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.2%
      428,571  Tempo Acquisition, Term Loan B.....................      4.00%        04/19/24             428,250
                                                                                                   --------------
               HYPERMARKETS & SUPER CENTERS - 1.4%
    3,075,442  BJ's Wholesale Club, Inc., 1st Lien Term Loan......      4.75%        01/31/24           3,061,357
      363,261  BJ's Wholesale Club, Inc., 2nd Lien Term Loan......      8.50%        01/26/25             363,791
                                                                                                   --------------
                                                                                                        3,425,148
                                                                                                   --------------
               INDUSTRIAL CONGLOMERATES - 2.1%
    4,942,590  Gardner Denver, Inc., Initial Dollar Term Loan.....  4.25% - 4.57%    07/30/20           4,938,487
      129,675  Rexnord (RBS Global, Inc.), Term Loan B............      3.90%        08/21/23             130,069
                                                                                                   --------------
                                                                                                        5,068,556
                                                                                                   --------------
               INSURANCE BROKERS - 1.8%
      399,000  Amwins Group LLC, Term Loan B (First Lien).........      5.75%        01/31/24             398,613
    1,039,062  Confie Seguros Holding II Co., Term Loan B.........      5.75%        03/30/22           1,037,763
    1,120,446  HUB International Ltd., Initial Term Loan (New)....      4.03%        10/02/20           1,125,690
      623,438  National Financial Partners Corp., Term Loan B.....      4.65%        12/09/23             627,727
    1,068,571  USI, Inc. (Compass Investors, Inc.), Term Loan B...      4.25%        05/15/24           1,063,902
                                                                                                   --------------
                                                                                                        4,253,695
                                                                                                   --------------
               INTEGRATED TELECOMMUNICATION SERVICES - 0.6%
    1,405,594  Numericable U.S. LLC (Altice France S.A.), Term
                  Loan B10........................................      4.42%        01/31/25           1,406,648
                                                                                                   --------------
               LEISURE FACILITIES - 0.9%
      988,113  ClubCorp Club Operations, Inc., Term Loan B........      4.00%        12/15/22             993,053
    1,131,298  Planet Fitness Holdings LLC, Term Loan B...........  4.49% - 4.65%    03/31/21           1,139,783
                                                                                                   --------------
                                                                                                        2,132,836
                                                                                                   --------------
               LIFE SCIENCES TOOLS & SERVICES - 2.3%
      625,503  Immucor, Inc., Term B-2 Loan.......................      5.00%        08/19/18             623,001
    2,082,083  InVentiv Health, Inc., Term Loan B.................      4.80%        09/30/23           2,092,785
    1,053,542  Ortho-Clinical Diagnostics, Inc. (Crimson Merger
                  Sub, Inc.), Initial Term Loan...................      4.75%        06/30/21           1,047,842
      974,640  Pharmaceutical Product Development, Inc., Initial
                  Term Loan.......................................  4.25% - 4.40%    08/18/22             979,513
      895,000  Sterigenics International (STHI Intermediate Holding
                  Corp.), Term Loan B.............................      4.15%        05/15/22             892,762
                                                                                                   --------------
                                                                                                        5,635,903
                                                                                                   --------------


                        See Notes to Financial Statements                 Page 9

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

  PRINCIPAL                                                                           STATED
    VALUE                          DESCRIPTION                        RATE (a)     MATURITY (b)        VALUE
-------------  ---------------------------------------------------   ----------   --------------   --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               MANAGED HEALTH CARE - 0.1%
$     291,873  MultiPlan, Inc. (MPH Acquisition Holdings LLC),
                  Term Loan B.....................................      4.90%        06/15/23      $      295,574
                                                                                                   --------------
               METAL & GLASS CONTAINERS - 0.3%
      730,764  Berlin Packaging LLC, Initial Term Loan (First
                  Lien)...........................................      4.50%        10/01/21             734,155
       86,957  Berry Plastics Corp., Term Loan J..................      3.52%        01/12/23              87,418
                                                                                                   --------------
                                                                                                          821,573
                                                                                                   --------------
               MOVIES & ENTERTAINMENT - 0.9%
      133,333  AMC Entertainment, Inc., 2016 Incremental Term
                  Loan............................................      3.73%        12/15/23             133,867
      448,875  Creative Artists Agency LLC (CAA Holdings LLC),
                  Term Loan B.....................................      4.50%        02/15/24             454,113
    1,092,717  Formula One (Delta 2 Lux S.A.R.L.), Facility B3
                  (USD) Loan......................................      4.57%        02/01/24           1,093,810
      398,000  Live Nation Entertainment, Inc., Term Loan B.......      3.50%        11/15/23             401,108
                                                                                                   --------------
                                                                                                        2,082,898
                                                                                                   --------------
               OIL & GAS EXPLORATION & PRODUCTION - 0.1%
      377,825  American Energy Marcellus Holdings LLC (Ascent
                  Resources - Marcellus LLC), Initial Loan (First
                  Lien)...........................................      5.28%        08/04/20             262,902
      472,222  American Energy Marcellus Holdings LLC (Ascent
                  Resources - Marcellus LLC), Initial Loan (Second
                  Lien)...........................................      8.53%        08/04/21              50,056
                                                                                                   --------------
                                                                                                          312,958
                                                                                                   --------------
               OTHER DIVERSIFIED FINANCIAL SERVICES - 0.4%
      180,000  iPayment, Inc., Term Loan B........................      7.16%        04/06/23             180,675
      794,000  Wex, Inc., Term Loan B.............................      4.49%        06/30/23             801,694
                                                                                                   --------------
                                                                                                          982,369
                                                                                                   --------------
               PACKAGED FOODS & MEATS - 1.7%
    1,492,500  Amplify Snack Brands, Inc., Term Loan B............      6.50%        08/31/23           1,463,590
    2,537,365  New HB Acquisition LLC, Term Loan B................      4.00%        08/03/22           2,557,994
                                                                                                   --------------
                                                                                                        4,021,584
                                                                                                   --------------
               PAPER PACKAGING - 1.2%
    2,985,019  Reynolds Group Holdings, Inc., Term Loan B.........      3.99%        02/05/23           2,999,765
                                                                                                   --------------
               PERSONAL PRODUCTS - 0.1%
      164,221  Prestige Brands, Inc., Term Loan B4................      3.74%        01/19/24             165,699
                                                                                                   --------------
               PHARMACEUTICALS - 5.4%
      330,206  Akorn, Inc., Loan..................................      5.25%        04/16/21             333,303
      133,664  AMAG Pharmaceuticals, Inc., Initial Term Loan......      4.78%        08/17/21             133,497
    1,645,140  Amneal Pharmaceuticals LLC, Term Loan B............  4.65% - 6.50%    11/01/19           1,659,025
    1,057,066  Catalent Pharma Solutions, Inc., Term Loan B.......      3.75%        05/20/21           1,068,081
    2,645,599  Concordia Healthcare Corp., Initial Dollar Term
                  Loan............................................      5.25%        10/21/21           1,770,012
    1,218,284  Endo Pharmaceuticals Holdings, Inc., Term Loan B...      5.25%        04/06/24           1,227,421
    2,189,025  Horizon Pharma, Inc., Term Loan B..................      4.75%        03/22/24           2,199,969
    1,079,673  Patheon, Inc. (JLL/Delta Dutch Newco B.V.), Term
                  Loan B..........................................      4.41%        04/15/24           1,081,563


Page 10                 See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

  PRINCIPAL                                                                           STATED
    VALUE                          DESCRIPTION                        RATE (a)     MATURITY (b)        VALUE
-------------  ---------------------------------------------------   ----------   --------------   --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               PHARMACEUTICALS (CONTINUED)
$   3,482,073  Valeant Pharmaceuticals International, Inc.,
                  Series F-1 Tranche B Term Loan..................      5.74%        04/01/22      $    3,502,026
                                                                                                   --------------
                                                                                                       12,974,897
                                                                                                   --------------
               PROPERTY & CASUALTY INSURANCE - 0.5%
      564,152  Cunningham Lindsey U.S., Inc., Initial Term Loan
                  (First Lien)....................................      5.07%        12/10/19             506,326
      600,000  Sedgwick Claims Management Services, Inc., Initial
                  Loan (Second Lien)..............................      6.75%        02/28/22             600,498
                                                                                                   --------------
                                                                                                        1,106,824
                                                                                                   --------------
               REAL ESTATE SERVICES - 0.6%
    1,546,293  DTZ Worldwide LTD., 2015-1 Additional Term Loan....  4.30% - 4.42%    11/04/21           1,551,875
                                                                                                   --------------
               RESEARCH & CONSULTING SERVICES - 1.8%
    1,484,119  Acosta, Inc., Term Loan B..........................      4.25%        09/26/21           1,379,608
    1,122,547  Advantage Sales & Marketing, Inc., Initial Term
                  Loan (First Lien)...............................      4.25%        07/23/21           1,094,955
      200,000  Information Resources, Inc., Second Lien Term
                  Loan............................................      9.25%        12/31/24             199,376
    1,700,000  Information Resources, Inc., Term Loan B...........      5.25%        12/31/23           1,716,473
                                                                                                   --------------
                                                                                                        4,390,412
                                                                                                   --------------
               RESTAURANTS - 1.7%
    1,000,000  Portillo's Holdings LLC, Second Lien Term Loan.....      9.15%        08/15/22           1,010,000
    2,588,450  Portillo's Holdings LLC, Term B Loan (First Lien)..      5.65%        08/02/21           2,601,392
      417,857  Red Lobster Management LLC, Initial Term Loan
                  (First Lien)....................................      6.25%        07/28/21             419,946
                                                                                                   --------------
                                                                                                        4,031,338
                                                                                                   --------------
               RETAIL REITS - 0.5%
    1,150,000  Capital Automotive LLC, 2nd Lien Term Loan.........      7.00%        03/15/25           1,173,000
                                                                                                   --------------
               SEMICONDUCTORS - 0.5%
      452,084  Micron Technology, Inc., Term Loan B...............      3.50%        04/26/22             454,846
      714,609  Western Digital Corp., Term Loan B.................      3.74%        04/10/23             720,605
                                                                                                   --------------
                                                                                                        1,175,451
                                                                                                   --------------
               SPECIALIZED CONSUMER SERVICES - 1.1%
      243,244  Asurion LLC, New Term Loan B-2.....................      4.24%        07/08/20             244,815
      841,609  Asurion LLC, Replacement TL B-5....................      4.00%        11/03/23             847,922
      602,941  Asurion LLC, Term Loan (Second Lien)...............      8.50%        03/03/21             611,732
      870,217  Asurion LLC, TL- B4................................      4.25%        08/04/22             875,473
                                                                                                   --------------
                                                                                                        2,579,942
                                                                                                   --------------
               SPECIALIZED FINANCE - 1.2%
    1,800,000  AlixPartners LLP, Term Loan B......................      4.15%        04/29/24           1,814,778
    1,132,687  Duff & Phelps Corp., Initial Term Loan.............      4.90%        04/23/20           1,137,648
                                                                                                   --------------
                                                                                                        2,952,426
                                                                                                   --------------
               SPECIALTY CHEMICALS - 0.1%
       81,791  Platform Specialty Products Corp. (fka: Macdermid,
                  Inc.), Term Loan B6.............................      4.00%        06/07/23              82,098
       98,250  Trinseo Materials Operating S.C.A., Term Loan B....      4.25%        10/13/21              98,956
                                                                                                   --------------
                                                                                                          181,054
                                                                                                   --------------


                        See Notes to Financial Statements                Page 11

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

  PRINCIPAL                                                                           STATED
    VALUE                          DESCRIPTION                        RATE (a)     MATURITY (b)        VALUE
-------------  ---------------------------------------------------   ----------   --------------   --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

               SPECIALTY STORES - 1.3%
$     255,473  Coinstar, Inc. (Aspen Merger Sub, Inc.), Term
                  Loan B..........................................      5.25%        09/27/23      $      256,033
      686,526  Party City Holdings, Inc., Term Loan B.............  4.03% - 4.18%    08/19/22             685,764
      861,574  PetSmart, Inc., Term Loan B........................      4.02%        03/10/22             788,245
      963,410  Toys "R" US-Delaware, Inc., Term B-2 Loan..........      5.25%        05/25/18             915,239
      749,758  Toys "R" US-Delaware, Inc., Term B4 Loan...........      9.80%        04/25/20             629,797
                                                                                                   --------------
                                                                                                        3,275,078
                                                                                                   --------------
               SYSTEMS SOFTWARE - 2.9%
      222,262  Applied Systems, Inc., Initial Term Loan (First
                  Lien)...........................................      4.40%        01/25/21             223,791
      217,168  Applied Systems, Inc., Initial Term Loan (Second
                  Lien)...........................................      7.65%        01/24/22             218,616
      828,641  Avast Software B.V. (Sybil Software LLC), Term
                  Loan B..........................................      4.40%        09/30/23             836,240
    2,398,092  BMC Software Finance, Inc., Term Loan B............      5.00%        09/10/22           2,410,826
    1,545,889  Compuware Corp., Term Loan B3......................      5.25%        12/15/21           1,551,686
      373,333  Misys Financial Software Ltd., Term Loan B.........      4.50%        05/15/24             375,902
      247,584  Riverbed Technology, Inc., Term Loan B.............      4.25%        04/24/22             246,965
    1,276,162  Vertafore, Inc., Term Loan B.......................      4.25%        06/17/23           1,279,557
                                                                                                   --------------
                                                                                                        7,143,583
                                                                                                   --------------
               TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.4%
      919,059  Dell, Inc. (Diamond 1 Finance Corp.), Term Loan B..      3.50%        09/07/23             922,295
                                                                                                   --------------
               TRADING COMPANIES & DISTRIBUTORS - 0.4 %
    1,080,000  Avolon Holding LTD., Term Loan B2..................      3.74%        01/19/22           1,095,725
                                                                                                   --------------
               TOTAL SENIOR FLOATING-RATE LOAN INTERESTS........................................      136,787,815
               (Cost $138,218,089)                                                                 --------------

  PRINCIPAL                                                            STATED         STATED
    VALUE                          DESCRIPTION                         COUPON        MATURITY          VALUE
-------------  ---------------------------------------------------   ----------   --------------   --------------
CORPORATE BONDS AND NOTES - 33.8%

               AEROSPACE & DEFENSE - 0.0%
       15,000  Booz Allen Hamilton, Inc. (d)......................      5.13%        05/01/25              15,300
                                                                                                   --------------
               AGRICULTURAL PRODUCTS - 0.1%
      150,000  Lamb Weston Holdings, Inc. (d).....................      4.63%        11/01/24             155,250
                                                                                                   --------------
               ALTERNATIVE CARRIERS - 0.3%
      600,000  Level 3 Communications, Inc. ......................      5.75%        12/01/22             626,250
                                                                                                   --------------
               ALUMINUM - 0.2%
      500,000  Novelis Corp. (d)..................................      5.88%        09/30/26             515,000
                                                                                                   --------------
               APPLICATION SOFTWARE - 0.4%
    1,000,000  Infor (US), Inc. ..................................      6.50%        05/15/22           1,045,000
                                                                                                   --------------
               AUTO PARTS & EQUIPMENT - 0.3%
      605,000  Cooper-Standard Automotive, Inc. (d)...............      5.63%        11/15/26             614,831
                                                                                                   --------------
               BROADCASTING - 2.9%
    1,105,000  Gray Television, Inc. (d)..........................      5.88%        07/15/26           1,146,437
      375,000  LIN Television Corp. ..............................      5.88%        11/15/22             393,750
      100,000  Nexstar Broadcasting, Inc. (d).....................      6.13%        02/15/22             105,062


Page 12                 See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

  PRINCIPAL                                                            STATED         STATED
    VALUE                          DESCRIPTION                         COUPON        MATURITY          VALUE
-------------  ---------------------------------------------------   ----------   --------------   --------------
CORPORATE BONDS AND NOTES (CONTINUED)

               BROADCASTING (CONTINUED)
$   2,000,000  Nexstar Broadcasting, Inc. (d).....................      5.63%        08/01/24      $    2,055,000
    1,000,000  Sinclair Television Group, Inc. (d)................      5.63%        08/01/24           1,042,350
      215,000  Sinclair Television Group, Inc. (d)................      5.88%        03/15/26             224,675
      100,000  Sinclair Television Group, Inc. (d)................      5.13%        02/15/27              99,750
      852,000  Univision Communications, Inc. (d).................      6.75%        09/15/22             895,665
      981,000  Univision Communications, Inc. (d).................      5.13%        05/15/23           1,000,620
                                                                                                   --------------
                                                                                                        6,963,309
                                                                                                   --------------
               BUILDING PRODUCTS - 0.1%
      176,000  Standard Industries (d)............................      5.00%        02/15/27             178,200
                                                                                                   --------------
               CABLE & SATELLITE - 1.8%
      972,000  Altice US Finance I Corp. (d)......................      5.50%        05/15/26           1,007,235
    1,500,000  CCO Holdings LLC/CCO Holdings Capital
                  Corp. ..........................................      5.75%        01/15/24           1,582,500
      200,000  CCO Holdings LLC/CCO Holdings Capital
                  Corp. (d).......................................      5.88%        04/01/24             214,750
      474,000  CCO Holdings LLC/CCO Holdings Capital
                  Corp. (d).......................................      5.13%        05/01/27             484,665
    1,000,000  Cequel Communications Holdings I LLC/Cequel
                  Capital Corp. (d)...............................      5.13%        12/15/21           1,027,500
      131,000  CSC Holdings, Inc. (d).............................      5.50%        04/15/27             135,749
                                                                                                   --------------
                                                                                                        4,452,399
                                                                                                   --------------
               CASINOS & GAMING - 4.3%
      287,000  Caesars Entertainment Resort Properties LLC........      8.00%        10/01/20             299,714
    1,482,000  Caesars Entertainment Resort Properties LLC........     11.00%        10/01/21           1,611,675
    4,533,000  Caesars Growth Properties Holdings LLC/Caesars
                  Growth Properties Finance, Inc. ................      9.38%        05/01/22           4,889,974
      387,000  Eldorado Resorts, Inc. (d).........................      6.00%        04/01/25             401,512
    1,850,000  MGM Resorts International..........................      7.75%        03/15/22           2,159,875
      459,000  Penn National Gaming, Inc. (d).....................      5.63%        01/15/27             463,590
      600,000  Station Casinos LLC................................      7.50%        03/01/21             626,250
                                                                                                   --------------
                                                                                                       10,452,590
                                                                                                   --------------
               COMMUNICATIONS EQUIPMENT - 0.0%
       15,000  Commscope Technologies LLC (d).....................      5.00%        03/15/27              15,169
                                                                                                   --------------
               COMPUTER & ELECTRONICS RETAIL - 0.0%
      100,000  Energizer Holdings, Inc. (d).......................      5.50%        06/15/25             104,500
                                                                                                   --------------
               DIVERSIFIED METALS & MINING - 0.2%
      500,000  Freeport-McMoRan, Inc. (d).........................      6.88%        02/15/23             528,750
                                                                                                   --------------
               DIVERSIFIED REAL ESTATE ACTIVITIES - 0.6%
      500,000  Meritage Homes Corp. ..............................      7.00%        04/01/22             570,000
      500,000  PulteGroup, Inc. ..................................      5.50%        03/01/26             529,375
      355,000  TRI Pointe Group, Inc./TRI Pointe Homes, Inc. .....      5.88%        06/15/24             375,412
                                                                                                   --------------
                                                                                                        1,474,787
                                                                                                   --------------
               FOOD RETAIL - 0.1%
      270,000  Albertson's Cos. LLC/Safeway, Inc./New Alberston's,
                  Inc./Albertson's LLC (d)........................      5.75%        03/15/25             263,250
                                                                                                   --------------

                        See Notes to Financial Statements                Page 13

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

  PRINCIPAL                                                            STATED         STATED
    VALUE                          DESCRIPTION                         COUPON        MATURITY          VALUE
-------------  ---------------------------------------------------   ----------   --------------   --------------
CORPORATE BONDS AND NOTES (CONTINUED)

               HEALTH CARE EQUIPMENT - 0.9%
$   2,050,000  DJO Finco, Inc./DJO Finance LLC/DJO Finance
                  Corp. (d).......................................      8.13%        06/15/21      $    1,819,375
      300,000  Hill-Rom Holdings, Inc. (d)........................      5.75%        09/01/23             315,000
                                                                                                   --------------
                                                                                                        2,134,375
                                                                                                   --------------
               HEALTH CARE FACILITIES - 4.9%
    1,875,000  CHS/Community Health Systems, Inc. ................      8.00%        11/15/19           1,831,669
    1,100,000  CHS/Community Health Systems, Inc. ................      6.88%        02/01/22             914,375
      375,000  HCA, Inc. .........................................      5.38%        02/01/25             391,406
      750,000  HealthSouth Corp. .................................      5.75%        11/01/24             767,812
    1,250,000  Kindred Healthcare, Inc. ..........................      8.00%        01/15/20           1,296,875
      500,000  Kindred Healthcare, Inc. ..........................      6.38%        04/15/22             485,000
    1,500,000  Select Medical Corp. ..............................      6.38%        06/01/21           1,541,250
      500,000  Tenet Healthcare Corp. ............................      5.00%        03/01/19             503,440
      500,000  Tenet Healthcare Corp. ............................      6.75%        02/01/20             506,250
    3,500,000  Tenet Healthcare Corp. ............................      8.13%        04/01/22           3,570,000
                                                                                                   --------------
                                                                                                       11,808,077
                                                                                                   --------------
               HEALTH CARE SERVICES - 0.7%
      487,000  DaVita, Inc. ......................................      5.00%        05/01/25             491,870
      600,000  Envision Healthcare Corp. .........................      5.63%        07/15/22             621,240
      510,000  Surgical Care Affiliates, Inc. (d).................      6.00%        04/01/23             552,891
                                                                                                   --------------
                                                                                                        1,666,001
                                                                                                   --------------
               HEALTH CARE TECHNOLOGY - 0.5%
    1,170,000  Change Healthcare Holdings LLC/Change Healthcare
                  Finance, Inc. (d)...............................      5.75%        03/01/25           1,205,100
                                                                                                   --------------
               HOTELS, RESORTS & CRUISE LINES - 0.4%
      850,000  Felcor Lodging L.P.................................      6.00%        06/01/25             911,625
      160,000  Hilton Worldwide Finance LLC/Hilton Worldwide
                  Finance Corp. (d)...............................      4.63%        04/01/25             164,800
                                                                                                   --------------
                                                                                                        1,076,425
                                                                                                   --------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.9%
      250,000  Calpine Corp. .....................................      5.50%        02/01/24             242,187
    1,000,000  Calpine Corp. .....................................      5.75%        01/15/25             972,500
      128,000  NRG Energy, Inc. ..................................      7.88%        05/15/21             131,840
      800,000  NRG Energy, Inc. ..................................      6.25%        07/15/22             819,048
                                                                                                   --------------
                                                                                                        2,165,575
                                                                                                   --------------
               INDUSTRIAL MACHINERY - 0.1%
      142,000  SPX Flow, Inc. (d).................................      5.63%        08/15/24             144,130
      142,000  SPX Flow, Inc. (d).................................      5.88%        08/15/26             144,130
                                                                                                   --------------
                                                                                                          288,260
                                                                                                   --------------
               INTEGRATED TELECOMMUNICATION SERVICES - 0.5%
      775,000  Frontier Communications Corp. .....................      8.88%        09/15/20             821,012
      268,000  Zayo Group LLC/Zayo Capital, Inc. (d)..............      5.75%        01/15/27             285,085
                                                                                                   --------------
                                                                                                        1,106,097
                                                                                                   --------------
               INVESTMENT BANKING & BROKERAGE - 0.4%
    1,050,000  LPL Holdings, Inc. (d).............................      5.75%        09/15/25           1,068,375
                                                                                                   --------------


Page 14                 See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

  PRINCIPAL                                                            STATED         STATED
    VALUE                          DESCRIPTION                         COUPON        MATURITY          VALUE
-------------  ---------------------------------------------------   ----------   --------------   --------------
CORPORATE BONDS AND NOTES (CONTINUED)

               IT CONSULTING & OTHER SERVICES - 0.1%
$     176,000  Gartner, Inc. (d)..................................      5.13%        04/01/25      $      182,600
                                                                                                   --------------
               LEISURE FACILITIES - 2.4%
    1,000,000  ClubCorp Club Operations, Inc. (d).................      8.25%        12/15/23           1,095,000
    2,325,000  Six Flags Entertainment Corp. (d)..................      4.88%        07/31/24           2,351,156
    2,325,000  Six Flags Entertainment Corp. (d)..................      5.50%        04/15/27           2,375,860
                                                                                                   --------------
                                                                                                        5,822,016
                                                                                                   --------------
               LIFE SCIENCES TOOLS & SERVICES - 1.1%
      237,000  inVentiv Group Holdings, Inc./inVentiv Health, Inc./
                  inVentiv Health Clinical, Inc. (d)..............      7.50%        10/01/24             245,887
      900,000  Jaguar Holding Co. II/Pharmaceutical Product
                  Development LLC (d).............................      6.38%        08/01/23             940,500
    1,500,000  Ortho-Clinical Diagnostics Inc. / Ortho-Clinical
                  Diagnostics S.A. (d)............................      6.63%        05/15/22           1,387,500
                                                                                                   --------------
                                                                                                        2,573,887
                                                                                                   --------------
               MANAGED HEALTH CARE - 1.7%
      100,000  Centene Corp. .....................................      5.63%        02/15/21             105,375
      100,000  Centene Corp. .....................................      6.13%        02/15/24             108,000
    2,000,000  MPH Acquisition Holdings LLC (d)...................      7.13%        06/01/24           2,155,000
    1,600,000  Wellcare Health Plans, Inc. .......................      5.25%        04/01/25           1,668,000
                                                                                                   --------------
                                                                                                        4,036,375
                                                                                                   --------------
               METAL & GLASS CONTAINERS - 0.0%
      100,000  Owens-Brockway Glass Container, Inc. (d)...........      5.88%        08/15/23             107,188
                                                                                                   --------------
               MOVIES & ENTERTAINMENT - 0.6%
      930,000  AMC Entertainment Holdings, Inc. ..................      5.75%        06/15/25             961,388
       61,000  AMC Entertainment Holdings, Inc. (d)...............      5.88%        11/15/26              62,258
      340,000  AMC Entertainment Holdings, Inc. (d)...............      6.13%        05/15/27             348,075
      125,000  Cinemark USA, Inc. ................................      4.88%        06/01/23             127,500
                                                                                                   --------------
                                                                                                        1,499,221
                                                                                                   --------------
               OIL & GAS EXPLORATION & PRODUCTION - 0.8%
      200,000  Murphy Oil Corp. ..................................      6.88%        08/15/24             213,500
      625,000  Sanchez Energy Corp. ..............................      6.13%        01/15/23             578,119
    1,062,000  Tallgrass Energy Partners LP/Tallgrass Energy
                  Finance Corp. (d)...............................      5.50%        09/15/24           1,072,620
                                                                                                   --------------
                                                                                                        1,864,239
                                                                                                   --------------
               OIL & GAS REFINING & MARKETING - 0.1%
      250,000  CITGO Petroleum Corp. (d)..........................      6.25%        08/15/22             256,250
       75,000  Murphy Oil USA, Inc. ..............................      5.63%        05/01/27              77,063
                                                                                                   --------------
                                                                                                          333,313
                                                                                                   --------------
               OIL & GAS STORAGE & TRANSPORTATION - 0.3%
      500,000  Crestwood Midstream Partners L.P./Crestwood
                  Midstream Finance Corp. (d).....................      5.75%        04/01/25             520,000
       75,000  Holly Energy Partners L.P./Holly Energy Finance
                  Corp. (d).......................................      6.00%        08/01/24              79,687
      188,000  Summit Midstream Holdings LLC/Summit Midstream
                  Finance Corp. ..................................      5.50%        08/15/22             189,410
                                                                                                   --------------
                                                                                                          789,097
                                                                                                   --------------


                        See Notes to Financial Statements                Page 15

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

  PRINCIPAL                                                            STATED         STATED
    VALUE                          DESCRIPTION                         COUPON        MATURITY          VALUE
-------------  ---------------------------------------------------   ----------   --------------   --------------
CORPORATE BONDS AND NOTES (CONTINUED)

               PACKAGED FOODS & MEATS - 1.6%
$     390,000  B&G Foods, Inc. ...................................      5.25%        04/01/25      $      400,249
      640,000  Post Holdings, Inc. (d)............................      5.50%        03/01/25             672,000
    1,850,000  Post Holdings, Inc. (d)............................      5.00%        08/15/26           1,845,375
      640,000  Post Holdings, Inc. (d)............................      5.75%        03/01/27             668,000
      225,000  TreeHouse Foods, Inc. (d)..........................      6.00%        02/15/24             240,750
                                                                                                   --------------
                                                                                                        3,826,374
                                                                                                   --------------
               PAPER PACKAGING - 0.4%
      789,000  Reynolds Group Issuer, Inc./Reynolds Group Issuer
                  LLC/Reynolds Group Issuer Lu. (d)...............      7.00%        07/15/24             850,641
                                                                                                   --------------
               PHARMACEUTICALS - 1.1%
      152,000  Eagle Holdings Co. II LLC (d)......................      7.63%        05/15/22             155,230
    2,335,000  Endo Finance LLC & Endo Finco, Inc. (d)............      7.25%        01/15/22           2,311,650
      200,000  Quintiles IMS, Inc. (d)............................      5.00%        10/15/26             204,500
                                                                                                   --------------
                                                                                                        2,671,380
                                                                                                   --------------
               REAL ESTATE SERVICES - 0.5%
    1,061,000  Realogy Group LLC/Realogy Co-Issuer Corp. (d)......      4.88%        06/01/23           1,076,915
                                                                                                   --------------
               RESTAURANTS - 0.3%
      239,000  Brinker International, Inc. (d)....................      5.00%        10/01/24             237,208
      413,000  Landry's, Inc. (d).................................      6.75%        10/15/24             433,650
                                                                                                   --------------
                                                                                                          670,858
                                                                                                   --------------
               SPECIALTY CHEMICALS - 0.0%
      100,000  Valvoline, Inc. (d)................................      5.50%        07/15/24             106,000
                                                                                                   --------------
               SYSTEMS SOFTWARE - 0.3%
      375,000  BMC Software Finance, Inc. (d).....................      8.13%        07/15/21             383,205
      345,000  BMC Software, Inc. ................................      7.25%        06/01/18             357,075
       16,000  Symantec Corp. (d).................................      5.00%        04/15/25              16,580
                                                                                                   --------------
                                                                                                          756,860
                                                                                                   --------------
               TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.2%
      500,000  Dell International LLC/EMC Corp. (d)...............      7.13%        06/15/24             552,941
                                                                                                   --------------
               TRADING COMPANIES & DISTRIBUTORS - 0.2%
      561,000  United Rentals North America, Inc. ................      5.50%        05/15/27             578,531
                                                                                                   --------------
               TRUCKING - 0.3%
      600,000  Avis Budget Car Rental LLC/Avis Budget Finance,
                  Inc. (d)........................................      5.13%        06/01/22             585,750
      125,000  Avis Budget Car Rental LLC/Avis Budget Finance,
                  Inc. ...........................................      5.50%        04/01/23             123,594
                                                                                                   --------------
                                                                                                          709,344
                                                                                                   --------------
               WIRELESS TELECOMMUNICATION SERVICES - 1.2%
      320,000  SBA Communications Corp. (d).......................      4.88%        09/01/24             323,600
    1,350,000  Sprint Communications, Inc. (d)....................      9.00%        11/15/18           1,479,937
      500,000  Sprint Communications, Inc. .......................      7.00%        08/15/20             542,500
      200,000  T-Mobile USA, Inc. ................................      6.00%        03/01/23             214,250
      200,000  T-Mobile USA, Inc. ................................      6.63%        04/01/23             214,250
      170,000  T-Mobile USA, Inc. ................................      5.13%        04/15/25             179,563
                                                                                                   --------------
                                                                                                        2,954,100
                                                                                                   --------------
               TOTAL CORPORATE BONDS AND NOTES..................................................       81,884,750
               (Cost $80,469,495)                                                                  --------------


Page 16                 See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

  PRINCIPAL                                                            STATED         STATED
    VALUE                          DESCRIPTION                         COUPON        MATURITY          VALUE
-------------  ---------------------------------------------------   ----------   --------------   --------------
FOREIGN CORPORATE BONDS AND NOTES - 6.4%

               AEROSPACE & DEFENSE - 0.3%
$     750,000  Bombardier, Inc. (d)...............................      7.75%        03/15/20      $      815,062
                                                                                                   --------------
               ALUMINUM - 0.5%
      780,000  Alcoa Nederland Holding B.V. (d)...................      7.00%        09/30/26             865,800
      250,000  Alcoa Nederland Holding B.V. (d)...................      6.75%        09/30/24             274,750
                                                                                                   --------------
                                                                                                        1,140,550
                                                                                                   --------------
               AUTOMOBILE MANUFACTURERS - 0.2%
      500,000  Fiat Chrysler Automobiles N.V......................      5.25%        04/15/23             516,250
                                                                                                   --------------
               BUILDING PRODUCTS - 0.2%
      500,000  Cemex Finance LLC (d)..............................      6.00%        04/01/24             530,000
                                                                                                   --------------
               CABLE & SATELLITE - 0.8%
    1,000,000  Virgin Media Finance PLC (d).......................      6.00%        10/15/24           1,051,250
      713,000  Ziggo Secured Finance B.V. (d).....................      5.50%        01/15/27             732,629
                                                                                                   --------------
                                                                                                        1,783,879
                                                                                                   --------------
               CASINOS & GAMING - 0.1%
      170,000  MCE Finance Ltd. (d)...............................      5.00%        02/15/21             174,573
                                                                                                   --------------
               INTEGRATED TELECOMMUNICATION SERVICES - 0.4%
    1,000,000  SFR Group S.A. (d).................................      6.00%        05/15/22           1,046,250
                                                                                                   --------------
               METAL & GLASS CONTAINERS - 0.9%
    2,020,000  Ardagh Packaging Finance PLC/Ardagh Holdings
                  USA, Inc. (d)...................................      6.00%        02/15/25           2,093,225
                                                                                                   --------------
               PACKAGED FOODS & MEATS - 0.3%
      250,000  JBS USA LUX S.A./JBS USA Finance, Inc. (d).........      7.25%        06/01/21             258,125
      380,000  JBS USA LUX S.A./JBS USA Finance, Inc. (d).........      5.88%        07/15/24             398,050
                                                                                                   --------------
                                                                                                          656,175
                                                                                                   --------------
               PHARMACEUTICALS - 2.3%
      928,000  Capsugel S.A. (d) (e)..............................      7.00%        05/15/19             925,912
      180,000  Concordia International Corp. (d)..................      9.00%        04/01/22             126,000
    1,000,000  Mallinckrodt International Finance S.A./Mallinckrodt
                  CB LLC (d)......................................      5.75%        08/01/22             987,500
      250,000  Mallinckrodt International Finance S.A./Mallinckrodt
                  CB LLC (d)......................................      5.63%        10/15/23             240,000
      250,000  Mallinckrodt International Finance S.A./Mallinckrodt
                  CB LLC (d)......................................      5.50%        04/15/25             228,750
    1,513,000  Valeant Pharmaceuticals International, Inc. (d)....      6.75%        08/15/18           1,512,054
    1,879,000  Valeant Pharmaceuticals International, Inc. (d)....      5.38%        03/15/20           1,618,289
                                                                                                   --------------
                                                                                                        5,638,505
                                                                                                   --------------
               RESEARCH & CONSULTING SERVICES - 0.1%
       80,000  IHS Markit, Inc. (d)...............................      4.75%        02/15/25              83,900
      157,000  Nielsen Co. Luxembourg (The) SARL (d)..............      5.00%        02/01/25             157,589
                                                                                                   --------------
                                                                                                          241,489
                                                                                                   --------------
               SECURITY & ALARM SERVICES - 0.3%
      750,000  Garda World Security Corp. (d).....................      7.25%        11/15/21             758,700
                                                                                                   --------------
               TOTAL FOREIGN CORPORATE BONDS AND NOTES..........................................       15,394,658
               (Cost $15,342,064)                                                                  --------------


                        See Notes to Financial Statements                Page 17

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

   SHARES                                         DESCRIPTION                                          VALUE
-------------  ---------------------------------------------------------------------------------   --------------
COMMON STOCKS - 0.1%

               ELECTRIC UTILITIES - 0.1%
       14,134  Vistra Energy Corp. (c) (f)......................................................   $      211,303
               (Cost $218,370)                                                                     --------------

RIGHTS - 0.0%

               ELECTRIC UTILITIES - 0.0%
       22,964  Vistra Energy Corp. Claim (c) (f) (g)............................................                0
       14,763  Vistra Energy Corp. (c) (f)......................................................           16,860
                                                                                                   --------------
                                                                                                           16,860
                                                                                                   --------------
               LIFE SCIENCES TOOLS & SERVICES - 0.0%
            1  New Millennium Holdco, Inc., Corporate Claim Trust (f) (g) (h) (i)...............                0
            1  New Millennium Holdco, Inc., Lender Claim Trust (f) (g) (h) (i)..................                0
                                                                                                   --------------
                                                                                                                0
                                                                                                   --------------
               TOTAL RIGHTS.....................................................................           16,860
               (Cost $25,651)                                                                      --------------

               TOTAL INVESTMENTS - 96.8%........................................................      234,295,386
               (Cost $234,273,669) (j)
               NET OTHER ASSETS AND LIABILITIES - 3.2%..........................................        7,851,642
                                                                                                   --------------
               NET ASSETS - 100.0%..............................................................   $  242,147,028
                                                                                                   ==============

-----------------------------

(a) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at April 30, 2017. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(b) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c) On October 3, 2016, Texas Competitive Holdings (TCEH), completed their reorganization in the form of a tax free spin off from their parent company, Energy Future Holdings. As part of the reorganization, first lien holders received equity in a new entity, TCEH Corp., cash held by the new entity, tax receivable rights, and a beneficial interest in an unsecured claim up to the parent company, Energy Future Holdings.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the First Trust Series Fund's (the "Trust") Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. ("First Trust" or the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2017, securities noted as such amounted to $58,595,617 or 24.2% of net assets.

(e) These notes are Senior Payment-in-Kind ("PIK") Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.00% annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the six months ended April 30, 2017, this security paid all of its inerest in cash.

(f)   Non-income producing security.

Page 18                  See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)


(g) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At April 30, 2017, investments noted as such are valued at $0 or 0.0% of net assets.

(h) On December 21, 2015, Millennium Laboratories LLC completed a Bankruptcy Plan of Reorganization. As part of the Bankruptcy Plan of Reorganization, the holders of Millennium Laboratories LLC, Tranche B Term Loan received a portion of a new term loan and a pro rata share of the newly issued common equity shares in New Millennium Holdco, Inc., the new company. Each lender was also issued a beneficial interest in the Corporate Claim Trust entitling it, as holder of such beneficial interest, to receive Corporate Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Corporate Causes of Action are available to make such a distribution. In addition, each lender was issued a beneficial interest in the Lender Claim Trust entitling it, as holder of such beneficial interest, to receive Lender Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Corporate Causes of Action are available to make such a distribution.

(i) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust, the Fund's advisor.

(j) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,167,999 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,146,282.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2         LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                         4/30/2017        PRICES          INPUTS          INPUTS
                                                       -------------   -------------   -------------   -------------
Senior Floating-Rate Loan Interests*...............    $ 136,787,815   $          --   $ 136,787,815   $          --
Corporate Bonds and Notes*.........................       81,884,750              --      81,884,750              --
Foreign Corporate Bonds and Notes*.................       15,394,658              --      15,394,658              --
Common Stocks*.....................................          211,303         211,303              --              --
Rights*............................................           16,860              --          16,860              --**
                                                       -------------   -------------   -------------   -------------
Total Investments..................................    $ 234,295,386   $     211,303   $ 234,084,083   $          --**
                                                       =============   =============   =============   =============

* See Portfolio of Investments for industry breakout. Industry categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.

** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

Level 3 Rights that are fair valued by the Advisor's Pricing Committee are footnoted in the Portfolio of Investments. The Level 3 Rights are based on unobservable and non-quantitative inputs. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.


                        See Notes to Financial Statements                Page 19

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)


The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT OCTOBER 31, 2016
   Rights                                              $          --**
Net Realized Gain (Loss)                                          --
Net Change in Unrealized Appreciation/Depreciation                --
Purchases                                                         --
Sales                                                             --
Transfers In                                                      --
Transfers Out                                                     --
                                                       -------------
ENDING BALANCE AT APRIL 30, 2017
   Rights                                                         --**
                                                       -------------
Total Level 3 holdings                                 $          --**
                                                       =============

** Investment is valued at $0.

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of April 30, 2017.


Page 20                 See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2017 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $234,273,669).........................................................................      $234,295,386
Cash...........................................................................................         7,099,031
Receivables:
   Investment securities sold..................................................................        15,632,294
   Interest....................................................................................         2,308,654
   Fund shares sold............................................................................         1,302,730
Prepaid expenses...............................................................................            12,817
                                                                                                     ------------
   Total Assets................................................................................       260,650,912
                                                                                                     ------------

LIABILITIES:
Payables:
   Investment securities purchased.............................................................        17,078,409
   Fund Shares redeemed........................................................................           963,635
   Investment advisory fees....................................................................           141,207
   Distributions payable.......................................................................           136,108
   Transfer agent fees.........................................................................            34,168
   12b-1 distributions and service fees........................................................            34,027
   Audit and tax fees..........................................................................            33,166
   Administrative fees.........................................................................            32,163
   Registration fees...........................................................................            20,267
   Printing fees...............................................................................            11,710
   Legal fees..................................................................................            11,384
   Interest and fees on loan...................................................................             3,826
   Trustees' fees and expenses.................................................................             1,732
   Custodian fees..............................................................................             1,311
   Financial reporting fees....................................................................               771
                                                                                                     ------------
                                                                                                       18,503,884
                                                                                                     ------------
NET ASSETS.....................................................................................      $242,147,028
                                                                                                     ============

NET ASSETS CONSIST OF:
Paid-in capital................................................................................      $246,671,471
Par value......................................................................................           120,530
Accumulated net investment income (loss).......................................................           145,363
Accumulated net realized gain (loss) on investments............................................        (4,812,053)
Net unrealized appreciation (depreciation) on investments......................................            21,717
                                                                                                     ------------
NET ASSETS.....................................................................................      $242,147,028
                                                                                                     ============


MAXIMUM OFFERING PRICE PER SHARE:
(Net assets are rounded to the nearest whole dollar and shares are rounded to the nearest full share)

CLASS A SHARES:
Net asset value and redemption price per share (Based on net assets of $74,862,957 and
   3,726,125 shares of beneficial interest issued and outstanding).............................      $      20.09
Maximum sales charge (3.50% of offering price).................................................              0.73
                                                                                                     ============
Maximum offering price to public...............................................................      $      20.82
                                                                                                     ============

CLASS C SHARES:
Net asset value and redemption price per share (Based on net assets of $22,892,166 and
   1,140,524 shares of beneficial interest issued and outstanding).............................      $      20.07
                                                                                                     ============

CLASS I SHARES:
Net asset value and redemption price per share (Based on net assets of $144,391,905 and
   7,186,333 shares of beneficial interest issued and outstanding).............................      $      20.09
                                                                                                     ============


                        See Notes to Financial Statements                Page 21

FIRST TRUST SHORT DURATION HIGH INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)

INVESTMENT INCOME:
Interest.......................................................................................      $  5,652,896
Dividends......................................................................................            32,791
Other..........................................................................................            71,280
                                                                                                     ------------
   Total investment income.....................................................................         5,756,967
                                                                                                     ------------

EXPENSES:
Investment advisory fees.......................................................................           702,828
12b-1 distribution and service fees
   Class A.....................................................................................            84,906
   Class C.....................................................................................           113,416
Administrative fees............................................................................            83,896
Transfer agent fees............................................................................            73,826
Expenses previously waived or reimbursed.......................................................            44,993
Registration fees..............................................................................            32,602
Audit and tax fees.............................................................................            28,890
Printing fees..................................................................................            23,400
Interest and fees on loan......................................................................            18,800
Custodian fees.................................................................................            18,074
Legal fees.....................................................................................            13,058
Trustees' fees and expenses....................................................................             8,766
Financial reporting fees.......................................................................             4,623
Other..........................................................................................            27,533
                                                                                                     ------------
   Total expenses..............................................................................         1,279,611
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)...................................................................         4,477,356
                                                                                                     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
   Investments.................................................................................        (1,245,564)
   Net change in unrealized appreciation (depreciation) on investments.........................         3,234,126
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................         1,988,562
                                                                                                     ------------
NET INCREASE (DECREASE)  IN NET ASSETS RESULTING FROM OPERATIONS...............................      $  6,465,918
                                                                                                     ============


Page 22                 See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS
                                                                                      ENDED              YEAR
                                                                                    4/30/2017            ENDED
                                                                                   (UNAUDITED)        10/31/2016
                                                                                  -------------      -------------
OPERATIONS:
Net investment income (loss)...................................................   $   4,477,356      $   7,709,061
Net realized gain (loss).......................................................      (1,245,564)        (3,197,036)
Net change in unrealized appreciation (depreciation)...........................       3,234,126          3,902,696
                                                                                  -------------      -------------
Net increase (decrease) in net assets resulting from operations................       6,465,918          8,414,721
                                                                                  -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A Shares.................................................................      (1,558,010)        (2,261,813)
Class C Shares.................................................................        (435,658)          (935,313)
Class I Shares.................................................................      (3,043,564)        (4,827,752)
                                                                                  -------------      -------------
Total distributions to shareholders............................................      (5,037,232)        (8,024,878)
                                                                                  -------------      -------------

CAPITAL TRANSACTIONS:
Proceeds from Shares sold......................................................      76,867,331         82,990,512
Proceeds from Shares reinvested................................................       4,278,089          6,913,108
Cost of Shares redeemed........................................................     (32,551,585)       (80,469,500)
                                                                                  -------------      -------------
Net increase (decrease) in net assets resulting from capital transactions......      48,593,835          9,434,120
                                                                                  -------------      -------------
Total increase (decrease) in net assets........................................      50,022,521          9,823,963

NET ASSETS:
Beginning of period............................................................     192,124,507        182,300,544
                                                                                  -------------      -------------
End of period..................................................................   $ 242,147,028      $ 192,124,507
                                                                                  =============      =============
Accumulated net investment income (loss) at end of period......................   $     145,363      $     705,239
                                                                                  =============      =============


                        See Notes to Financial Statements                Page 23

FIRST TRUST SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX MONTHS
                                                       ENDED              YEAR ENDED OCTOBER 31,            FOR THE PERIOD
                                                     4/30/2017     ---------------------------------------       ENDED
CLASS A SHARES                                      (UNAUDITED)        2016          2015          2014      10/31/2013 (a)
                                                    -----------    -----------   -----------   -----------   -------------
Net asset value, beginning of period............     $   19.97      $   19.83     $   20.54     $   20.68      $   20.00
                                                     ---------      ---------     ---------     ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)................          0.40           0.87          0.90          0.76           0.65
Net realized and unrealized gain (loss).........          0.17           0.18         (0.77)        (0.12)          0.90
                                                     ---------      ---------     ---------     ---------      ---------
Total from investment operations................          0.57           1.05          0.13          0.64           1.55
                                                     ---------      ---------     ---------     ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................         (0.45)         (0.91)        (0.80)        (0.78)         (0.70)
Net realized gain...............................            --             --         (0.04)           --             --
Return of capital...............................            --             --            --            --          (0.17)
                                                     ---------      ---------     ---------     ---------      ---------
Total from distributions........................        (0.45)          (0.91)        (0.84)        (0.78)         (0.87)
                                                     ---------      ---------     ---------     ---------      ---------
Net asset value, end of period..................     $   20.09      $   19.97     $   19.83     $   20.54      $   20.68
                                                     =========      =========     =========     =========      =========
TOTAL RETURN (c)................................          2.91%          5.47%         0.63%         3.14%          7.87% (d)
                                                     =========      =========     =========     =========      =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............     $  74,863      $  55,640     $  53,433     $  53,304      $  44,819
Ratio of total expenses to average net assets...          1.25% (e)      1.27%         1.26%         1.38%          1.54% (e)
Ratio of net expenses to average net assets.....          1.25% (e)      1.27% (f)     1.25%         1.25%          1.25% (e)
Ratio of net investment income (loss) to average
   net assets...................................          4.07% (e)      4.44%         4.43%         3.68%          3.20% (e)
Portfolio turnover rate.........................            51%            62%           58%          109%            89%

(a) Class A Shares were initially seeded and commenced operations on November 1, 2012.

(b)   Per share amounts have been calculated using the average shares method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d) The Fund received a payment from First Trust Advisors L.P. (the "Advisor") in the amount of $1,079 in connection with a trade error. The payment from the Advisor represents less than $0.01 per share and had no effect on the total return of the Class A Shares.

(e)   Annualized.

(f) Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 1.25%.


Page 24                 See Notes to Financial Statements

FIRST TRUST SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX MONTHS
                                                       ENDED              YEAR ENDED OCTOBER 31,            FOR THE PERIOD
                                                     4/30/2017     ---------------------------------------       ENDED
CLASS C SHARES                                      (UNAUDITED)        2016          2015          2014      10/31/2013 (a)
                                                    -----------    -----------   -----------   -----------   -------------
Net asset value, beginning of period............     $   19.95      $   19.81     $   20.52     $   20.66      $   20.00
                                                     ---------      ---------     ---------     ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)................          0.33           0.72          0.75          0.60           0.50
Net realized and unrealized gain (loss).........          0.17           0.18         (0.77)        (0.11)          0.89
                                                     ---------      ---------     ---------     ---------      ---------
Total from investment operations................          0.50           0.90         (0.02)         0.49           1.39
                                                     ---------      ---------     ---------     ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................         (0.38)         (0.76)        (0.65)        (0.63)         (0.59)
Net realized gain...............................            --             --         (0.04)           --             --
Return of capital...............................            --             --            --            --          (0.14)
                                                     ---------      ---------     ---------     ---------      ---------
Total from distributions........................         (0.38)         (0.76)        (0.69)        (0.63)         (0.73)
                                                     ---------      ---------     ---------     ---------      ---------
Net asset value, end of period..................     $   20.07      $   19.95     $   19.81     $   20.52      $   20.66
                                                     =========      =========     =========     =========      =========
TOTAL RETURN (c)................................          2.53%          4.69%        (0.12)%        2.38%          7.04% (d)
                                                     =========      =========     =========     =========      =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............     $  22,892      $  23,841     $  25,213     $  24,531      $  13,522
Ratio of total expenses to average net assets...          2.00% (e)      2.02%         2.01%         2.13%          2.29% (e)
Ratio of net expenses to average net assets.....          2.00% (e)      2.02% (f)     2.00%         2.00%          2.00% (e)
Ratio of net investment income (loss) to
   average net assets...........................          3.30% (e)      3.70%         3.68%         2.93%          2.45% (e)
Portfolio turnover rate.........................            51%            62%           58%          109%            89%

(a) Class C Shares were initially seeded and commenced operations on November 1, 2012.

(b)   Per share amounts have been calculated using the average shares method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d) The Fund received a payment from First Trust Advisors L.P. (the "Advisor") in the amount of $1,079 in connection with a trade error. The payment from the Advisor represents less than $0.01 per share and had no effect on the total return of the Class C Shares.

(e)   Annualized.

(f) Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 2.00%.


                        See Notes to Financial Statements                Page 25

FIRST TRUST SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX MONTHS
                                                       ENDED              YEAR ENDED OCTOBER 31,            FOR THE PERIOD
                                                     4/30/2017     ---------------------------------------       ENDED
CLASS I SHARES                                      (UNAUDITED)        2016          2015          2014      10/31/2013 (a)
                                                    -----------    -----------   -----------   -----------   -------------
Net asset value, beginning of period............     $   19.97      $   19.83     $   20.54     $   20.68      $   20.00
                                                     ---------      ---------     ---------     ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)................          0.43           0.92          0.95          0.81           0.70
Net realized and unrealized gain (loss).........          0.17           0.18         (0.77)        (0.12)          0.90
                                                     ---------      ---------     ---------     ---------      ---------
Total from investment operations................          0.60           1.10          0.18          0.69           1.60
                                                     ---------      ---------     ---------     ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................         (0.48)         (0.96)        (0.85)        (0.83)         (0.74)
Net realized gain...............................            --             --         (0.04)           --             --
Return of capital...............................            --             --            --            --          (0.18)
                                                     ---------      ---------     ---------     ---------      ---------
Total from distributions........................         (0.48)         (0.96)        (0.89)        (0.83)         (0.92)
                                                     ---------      ---------     ---------     ---------      ---------
Net asset value, end of period..................     $   20.09      $   19.97     $   19.83     $   20.54      $   20.68
                                                     =========      =========     =========     =========      =========
TOTAL RETURN (c)................................          3.04%          5.74%         0.88%         3.40%          8.11% (d)
                                                     =========      =========     =========     =========      =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............     $ 144,392      $ 112,644     $ 103,655     $ 103,033      $  43,395
Ratio of total expenses to average net assets...          1.00% (e)      1.02%         1.01%         1.13%          1.29% (e)
Ratio of net expenses to average net assets.....          1.00% (e)      1.02% (f)     1.00%         1.00%          1.00% (e)
Ratio of net investment income (loss) to average
   net assets...................................          4.32% (e)      4.69%         4.68%         3.93%          3.45% (e)
Portfolio turnover rate.........................            51%            62%           58%          109%            89%

(a) Class I Shares were initially seeded and commenced operations on November 1, 2012.

(b)   Per share amounts have been calculated using the average shares method.

(c) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d) The Fund received a payment from First Trust Advisors L.P. (the "Advisor") in the amount of $1,079 in connection with a trade error. The payment from the Advisor represents less than $0.01 per share and had no effect on the total return of the Class I Shares.

(e)   Annualized.

(f) Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 1.00%.


Page 26                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Short Duration High Income Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund's primary investment objective is to seek to provide a high level of current income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield debt securities and bank loans that are rated below-investment grade or unrated. High-yield debt securities are below-investment grade debt securities, commonly known as "junk bonds." For purposes of determining whether a security is below-investment grade, the lowest available rating is used. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting and Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      The Senior Floating-Rate Loan Interests ("Senior Loans")1 in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

---------------------------------

1 The terms "security" and "securities" used throughout the Notes to Financial Statements include Senior Loans.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2017 (UNAUDITED)

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the borrower/issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the borrower/issuer;

       5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

      11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   borrower's/issuer's competitive position within the industry;

      13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2017 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing. Amortization of premiums and the accretion of discounts are recorded using the effective interest method.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery or forward purchase commitments as of April 30, 2017.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded delayed draw loan commitments as of April 30, 2017.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2017 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended October 31, 2016, was as follows:

Distributions paid from:
Ordinary income.................................  $   8,024,878
Capital gain....................................             --
Return of capital...............................             --

As of October 31, 2016, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income...................  $   1,107,594
Undistributed capital gains.....................             --
                                                  -------------
Total undistributed earnings....................      1,107,594
Accumulated capital and other losses............     (3,566,489)
Net unrealized appreciation (depreciation)......     (3,614,764)
                                                  -------------
Total accumulated earnings (losses).............     (6,073,659)
Other...........................................             --
Paid-in capital.................................    198,198,166
                                                  -------------
Net assets......................................  $ 192,124,507
                                                  -------------

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2016, the Fund had non-expiring capital loss carryforwards of $3,566,489 for federal income tax purposes.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2013, 2014, 2015 and 2016 remain open to federal and state audit. As of April 30, 2017, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

F. EXPENSES

The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.

G. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Fund.

H. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2017 (UNAUDITED)

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund's average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.00% of average daily net assets of any class of shares of the Fund (the "Expense Cap") until February 28, 2018, and then will not exceed 1.35% from March 1, 2018, through February 28, 2027 (the "Expense Cap Termination Date"). Expenses borne and fees waived by First Trust are subject to recovery by First Trust up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding the Expense Cap in place at the time the expense was borne or the fee was waived by First Trust. These amounts are included in "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursement for the six months ended April 30, 2017, and the expenses borne by First Trust subject to recovery were as follows:

                                                                  EXPENSES SUBJECT TO RECOVERY
                                  ---------------------------------------------------------------------------------------------
                                                                                                 SIX MONTHS
ADVISORY FEE       EXPENSE          PERIOD ENDED         YEAR ENDED          YEAR ENDED            ENDED
   WAIVER       REIMBURSEMENTS    OCTOBER 31, 2014    OCTOBER 31, 2015    OCTOBER 31, 2016     APRIL 30, 2017        TOTAL
------------    --------------    ----------------    ----------------    ----------------    ----------------   --------------
  $    --          $    --            $124,559             $11,894             $    --             $    --          $ 136,453

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon ("BNYM") serves as the Fund's administrator, fund accountant, and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNYM is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As custodian, BNYM is responsible for custody of the Fund's assets. BNYM IS and BNYM are subsidiaries of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2017 (UNAUDITED)

                         4. CAPITAL SHARE TRANSACTIONS

Capital transactions were as follows:

                                     SIX MONTHS ENDED                     YEAR ENDED
                                      APRIL 30, 2017                   OCTOBER 31, 2016

                                  SHARES          VALUE             SHARES          VALUE
                                ----------    -------------       ----------    -------------
Sales:
     Class A                     1,359,201    $  27,108,823        1,404,733    $  27,590,019
     Class C                       147,104        2,935,990          281,113        5,492,853
     Class I                     2,339,087       46,822,518        2,547,774       49,907,640
                                ----------    -------------       ----------    -------------
Total Sales:                     3,845,392    $  76,867,331        4,233,620    $  82,990,512
                                ==========    =============       ==========    =============
Dividend Reinvestment:
     Class A                        62,722    $   1,255,182           97,760    $   1,914,417
     Class C                        19,029          380,312           41,163          805,286
     Class I                       132,038        2,642,595          214,036        4,193,405
                                ----------    -------------       ----------    -------------
Total Dividend Reinvestment:       213,789    $   4,278,089          352,959    $   6,913,108
                                ==========    =============       ==========    =============
Redemptions:
     Class A                      (482,388)   $  (9,640,625)      (1,410,230)   $ (27,208,886)
     Class C                      (220,666)      (4,397,161)        (399,642)      (7,806,593)
     Class I                      (925,740)     (18,513,799)      (2,347,504)     (45,454,021)
                                ----------    -------------       ----------    -------------
Total Redemptions:              (1,628,794)   $ (32,551,585)      (4,157,376)   $ (80,469,500)
                                ==========    =============       ==========    =============

                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the year ended April 30, 2017, were $152,731,164 and $106,385,486, respectively.

                                 6. BORROWINGS

The Trust, on behalf of the Fund, along with First Trust Variable Insurance Trust and First Trust Exchange-Traded Fund IV, has a $200 million Credit Agreement (the "BNYM Line of Credit") with BNYM to be a liquidity backstop during periods of high redemption volume. Prior to February 3, 2017, the BNYM Line of Credit was $135 million. A commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by BNYM, which First Trust allocates amongst the funds that have access to the BNYM Line of Credit. These fees are reflected on the Statement of Operations in the Commitment fees line item. To the extent that the Fund accesses the BNYM Line of Credit, there would also be an interest fee charged. As of April 30, 2017, the Fund did not have any outstanding borrowings under the Line of Credit.

                        7. DISTRIBUTION AND SERVICE PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse and compensate First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.

                               8. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. THE FOLLOWING SUMMARIZES SOME, BUT NOT ALL, OF THE RISKS THAT SHOULD BE CONSIDERED FOR THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER FUND REGULATORY FILINGS.

BANK LOANS RISK: An investment in bank loans subjects the Fund to credit risk, which is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. Senior floating rate loans, in which the Fund invests, are usually rated below-investment grade but may also be unrated. As a result, the risks associated with these loans are similar to the risks of below-investment grade fixed income instruments. An economic downturn would generally lead to a higher non-payment rate, and a senior floating rate loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a senior floating rate loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods. Senior floating rate loans are subject to a number of risks described in this report, including liquidity risk and the risk of investing in below-investment grade fixed income instruments. Furthermore, increases in interest rates may result in greater volatility of senior floating rate loans and average duration may fluctuate with fluctuations in interest rates.

CALL RISK: If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

CONVERTIBLE BONDS RISK: The market values of convertible bonds tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible bond's market value also tends to reflect the market price of the common stock of the issuing company.

CREDIT RISK: Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability or willingness to make such payments. Credit risk may be heightened for the Fund because it invests a substantial portion of its net assets in high-yield or "junk" debt; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

CURRENCY RISK: Because the Fund's net asset value ("NAV") is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

CYBER SECURITY RISK: As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                           APRIL 30, 2017 (UNAUDITED)

breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

HIGH-YIELD SECURITIES RISK: High-yield securities, or "junk bonds," are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high-yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high-yield securities is smaller and less liquid than that for investment grade securities. High-yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high-yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

ILLIQUID SECURITIES RISK: Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK: If interest rates fall, the income from the Fund's portfolio may decline as the Fund generally holds floating rate debt that will adjust lower with falling interest rates. For loans, interest rates typically reset every 30 to 90 days.

INTEREST RATE RISK: Interest rate risk is the risk that the value of the debt securities held by the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. Duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the instrument's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of debt securities changes over time, so will its duration.

LIQUIDITY RISK: The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders.

MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall shares of the Fund could decline generally in value or could underperform other investments.

NON-U.S. SECURITIES RISK: Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

OTHER DEBT SECURITIES RISK: Secured loans that are not first lien loans, unsecured loans and other debt securities are subject to many of the same risks that affect Senior Loans; however they are often unsecured and/or lower in the issuer's capital structure than Senior Loans, and thus may be exposed to greater risk of default and lower recoveries in the event of a default. This risk can be further heightened in the case of below investment grade instruments. Additionally, most fixed income securities are fixed-rate and thus are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates.

PREPAYMENT RISK: Loans and other fixed income investments are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

                      This Page Left Blank Intentionally.

                      This Page Left Blank Intentionally.

FIRST TRUST


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

ADMINISTRATOR,
FUND ACCOUNTANT,
AND CUSTODIAN
The Bank of New York Mellon
101 Barclay Street, 20th Floor
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

        First Trust AQA(R) Equity Fund
        -----------------------------------------
        Semi-Annual Report
        For the Six Months Ended
        April 30, 2017

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                         FIRST TRUST AQA(R) EQUITY FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2017

Shareholder Letter...........................................................  1
At a Glance..................................................................  2
Portfolio Management.........................................................  4
Understanding Your Fund Expenses.............................................  5
Portfolio of Investments.....................................................  6
Statement of Assets and Liabilities..........................................  8
Statement of Operations......................................................  9
Statements of Changes in Net Assets.......................................... 10
Financial Highlights......................................................... 11
Notes to Financial Statements................................................ 14
Additional Information....................................................... 19

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or J.J.B. Hilliard, W.L. Lyons, LLC ("Hilliard Lyons" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust AQA(R) Equity Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Hilliard Lyons are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                         FIRST TRUST AQA(R) EQUITY FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2017

Dear Shareholders:

Thank you for your investment in First Trust AQA(R) Equity Fund (the "Fund").

The year 2016 was a historic year all over the world. Many will remember some of the events that occurred during the year: from the Brexit vote in the UK to leave the European Union, to the results of the U.S. Presidential Election which seemed unlikely at the beginning of 2016, to the first World Series Championship for the Chicago Cubs in 108 years!

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment. Additionally, First Trust has compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

On November 8, 2016, Donald J. Trump was elected to become the 45th president in our country's history. As I write this, he has just hit his 100th day in office, always a historic marker for pundits, politicians, and voters. While no one has a crystal ball and the ability to predict how the Trump administration will shape the United States (and the world), there is no doubt that his populist message resonated for many Americans. His message of improving lives for the "average" American, while reducing the size and scope of the federal government, also won him millions of votes. Many of his supporters believe that with his background in business, Trump will make policy changes that will continue to grow the economy and spur stock markets even higher. Many analysts predicted the Dow Jones Industrial Average would hit a new benchmark, 20,000, in the first days of the New Year. It took until January 25, 2017, but the Dow finally traded over 20,000 on that day. On March 1, 2017, the Dow went past 21,000, a new record. As with all change and a new administration, only time will tell where our economy and the markets will go.

As of December 31, 2016, the S&P 500(R) Index (the "Index") was up 11.96% for the year, on a total return basis, as measured by Bloomberg. As of April 30, 2017, the Index was up 7.16% (calendar year-to-date). The current bull market (measuring from March 9, 2009 through April 28, 2017) is the second longest in history, but lags the longest bull market by 4.17 years, according to Bespoke Investment Group. We remain bullish on the economy, but continue to have a long-term perspective. We believe investors should think long-term as well, since no one can predict volatility and the inevitable ups and downs that occur in the market.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST AQA(R) EQUITY FUND
"AT A GLANCE"
AS OF APRIL 30, 2017 (UNAUDITED)

-----------------------------------------------------------
FUND STATISTICS
-----------------------------------------------------------
                                                NET ASSET
FIRST TRUST AQA(R) EQUITY FUND                 VALUE (NAV)
-----------------------------------------------------------
Class A (AQAAX)                                  $23.92
Class C (AQACX)                                  $23.68
Class I (AQAIX)                                  $23.81
-----------------------------------------------------------


-----------------------------------------------------------
                                              % OF TOTAL
TOP TEN HOLDINGS                              INVESTMENTS
-----------------------------------------------------------
Cognex Corp.                                        4.7%
Wabash National Corp.                               4.5
MSCI, Inc.                                          4.2
Monolithic Power Systems, Inc.                      4.1
ABIOMED, Inc.                                       3.8
Trex Co., Inc.                                      3.8
Saia, Inc.                                          3.7
KB Home                                             3.6
TiVo Corp.                                          3.3
SYNNEX Corp.                                        3.3
                                                  ------
                                        Total      39.0%
                                                  ======


-----------------------------------------------------------
                                              % OF TOTAL
SECTOR ALLOCATION                             INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                             26.9%
Industrials                                        26.1
Information Technology                             21.4
Health Care                                        11.2
Financials                                          9.7
Energy                                              2.7
Consumer Staples                                    2.0
                                                  ------
                                        Total     100.0%
                                                  ======

FIRST TRUST AQA(R) EQUITY FUND
"AT A GLANCE" (CONTINUED)
AS OF APRIL 30, 2017 (UNAUDITED)

          -----------------------------------------------------------
                      PERFORMANCE OF A $10,000 INVESTMENT
          -----------------------------------------------------------
          This chart compares your Fund's Class I performance to that of the Russell 3000(R) Value Index and the Russell 3000(R) Index from 11/10/2015 through 4/30/2017.

            First Trust AQA(R) Equity        Russell 3000(R)     Russell 3000(R)
              Fund - Class I Shares            Value Index            Index
11/10/15            $10,000                      $10,000             $10,000
4/30/16               9,940                       10,119               9,964
10/31/16             10,150                       10,583              10,382
4/30/17              12,042                       11,872              11,818

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF APRIL 30, 2017
----------------------------------------------------------------------------------------------------------------------------------
                                 A SHARES               C SHARES               I SHARES          RUSSELL 3000(R)   RUSSELL 3000(R)
                           Inception 11/10/2015   Inception 11/10/2015   Inception 11/10/2015     VALUE INDEX*         INDEX*
----------------------------------------------------------------------------------------------------------------------------------
                                                              W/MAX
                                                              1.00%
                                         W/MAX              CONTINGENT
                              W/O        5.50%       W/O     DEFERRED             W/O                  W/O               W/O
                             SALES       SALES      SALES     SALES              SALES                SALES             SALES
CUMULATIVE TOTAL RETURNS    CHARGES     CHARGE     CHARGES    CHARGE            CHARGES              CHARGES           CHARGES
6 Months                     18.48%     11.96%     18.05%     17.05%             18.64%               12.18%            13.83%
1 Year                       20.79%     14.14%     19.94%     18.94%             21.14%               17.33%            18.58%

AVERAGE ANNUAL
TOTAL RETURNS
Since Inception              13.84%      9.54%     13.07%     13.07%             13.49%               12.40%            12.04%
----------------------------------------------------------------------------------------------------------------------------------

* Since inception return is based on the Class I Shares inception date.

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, these indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance of share classes will vary due to differences in sales charges and expenses. Total return with sales charges includes payment of the maximum sales charge of 5.50% for Class A Shares, a contingent deferred sales charge ("CDSC") of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class I Shares do not have a front-end sales charge or a CDSC, nor do they pay distribution or service fees.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                         FIRST TRUST AQA(R) EQUITY FUND
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2017 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") was established in 1991 and is located in Wheaton, Illinois. First Trust is a registered investment advisor which offers customized portfolio management using its structured, quantitative approach to security selection. As of April 30, 2017, First Trust managed or supervised $105.333 billion in assets.

                                  SUB-ADVISOR

J.J.B. Hilliard, W.L. Lyons, LLC ("Hilliard Lyons" or the "Sub-Advisor") is the sub-advisor to the First Trust AQA(R) Equity Fund (the "Fund") and is a registered investment adviser located in Louisville, Kentucky. Hilliard Lyons manages the Fund using its proprietary quantitative methodology called the Automated Quantitative Analysis ("AQA(R)") program.

                           PORTFOLIO MANAGEMENT TEAM

ALAN MOREL - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER OF HILLIARD LYONS CORY GERKIN - PORTFOLIO MANAGER OF HILLIARD LYONS

FIRST TRUST AQA(R) EQUITY FUND
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2017 (UNAUDITED)

As a shareholder of the First Trust AQA(R) Equity Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2017.

ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                           HYPOTHETICAL
                            ACTUAL EXPENSES                         (5% RETURN BEFORE EXPENSES)
              --------------------------------------------  -------------------------------------------
               BEGINNING       ENDING       EXPENSES PAID    BEGINNING        ENDING      EXPENSES PAID
                ACCOUNT        ACCOUNT      DURING PERIOD     ACCOUNT         ACCOUNT     DURING PERIOD    ANNUALIZED
                 VALUE          VALUE        11/1/2016 -       VALUE           VALUE       11/1/2016 -       EXPENSE
               11/1/2016      4/30/2017     4/30/2017 (a)    11/1/2016       4/30/2017    4/30/2017 (a)    RATIOS (b)
              -------------------------------------------------------------------------------------------------------
Class A       $ 1,000.00     $ 1,184.80       $  8.67        $ 1,000.00     $ 1,016.84      $  8.00           1.60%
Class C         1,000.00       1,180.50         12.71          1,000.00       1,013.14        11.73           2.35
Class I         1,000.00       1,186.40          7.32          1,000.00       1,018.10         6.76           1.35

(a) Expenses are equal to the annualized expense ratios, multiplied by the average account value over the period (November 1, 2016 through April 30, 2017) multiplied by 181/365 (to reflect the six-month period).

(b)   These expense ratios reflect expense caps.

FIRST TRUST AQA(R) EQUITY FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2017 (UNAUDITED)

   SHARES                                         DESCRIPTION                                          VALUE
-------------  ----------------------------------------------------------------------------------  --------------
COMMON STOCKS - 94.8%

               AIRLINES - 5.3%
       17,925  Delta Air Lines, Inc..............................................................  $      814,512
       19,969  Southwest Airlines Co.............................................................       1,122,657
                                                                                                   --------------
                                                                                                        1,937,169
                                                                                                   --------------
               AUTO COMPONENTS - 2.9%
       55,506  Dana, Inc.........................................................................       1,077,927
                                                                                                   --------------
               AUTOMOBILES - 2.9%
       36,516  Winnebago Industries, Inc.........................................................       1,048,009
                                                                                                   --------------
               BIOTECHNOLOGY - 1.8%
        9,485  Gilead Sciences, Inc..............................................................         650,197
                                                                                                   --------------
               BUILDING PRODUCTS - 3.6%
       17,796  Trex Co., Inc. (a)................................................................       1,302,489
                                                                                                   --------------
               CAPITAL MARKETS - 9.2%
        6,439  Affiliated Managers Group, Inc....................................................       1,066,234
       14,463  MSCI, Inc.........................................................................       1,450,928
      101,080  WisdomTree Investments, Inc.......................................................         844,018
                                                                                                   --------------
                                                                                                        3,361,180
                                                                                                   --------------
               CONSTRUCTION & ENGINEERING - 2.7%
       18,024  Jacobs Engineering Group, Inc.....................................................         989,878
                                                                                                   --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 7.6%
       19,085  Cognex Corp.......................................................................       1,628,714
       10,684  SYNNEX Corp.......................................................................       1,158,466
                                                                                                   --------------
                                                                                                        2,787,180
                                                                                                   --------------
               FOOD PRODUCTS - 1.9%
       18,080  Cal-Maine Foods, Inc. (a).........................................................         682,520
                                                                                                   --------------
               HEALTH CARE EQUIPMENT & SUPPLIES - 6.1%
       10,120  ABIOMED, Inc. (a).................................................................       1,318,839
       19,702  Anika Therapeutics, Inc. (a)......................................................         908,853
                                                                                                   --------------
                                                                                                        2,227,692
                                                                                                   --------------
               HOUSEHOLD DURABLES - 6.4%
       60,276  KB Home...........................................................................       1,241,686
       30,144  Toll Brothers, Inc................................................................       1,084,882
                                                                                                   --------------
                                                                                                        2,326,568
                                                                                                   --------------
               IT SERVICES - 2.8%
        4,077  Alliance Data Systems Corp........................................................       1,017,742
                                                                                                   --------------
               LEISURE PRODUCTS - 2.0%
       39,355  Nautilus, Inc. (a)................................................................         716,261
                                                                                                   --------------
               MACHINERY - 6.9%
       34,840  Trinity Industries, Inc...........................................................         937,196
       69,152  Wabash National Corp..............................................................       1,575,283
                                                                                                   --------------
                                                                                                        2,512,479
                                                                                                   --------------
               MEDIA - 5.2%
       15,541  CBS Corp., Class B................................................................       1,034,409
       28,388  Twenty-First Century Fox, Inc., Class A...........................................         866,969
                                                                                                   --------------
                                                                                                        1,901,378
                                                                                                   --------------


Page 6                  See Notes to Financial Statements

FIRST TRUST AQA(R) EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

   SHARES                                         DESCRIPTION                                          VALUE
-------------  ----------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

               MULTILINE RETAIL - 2.2%
       11,068  Dollar General Corp...............................................................  $      804,754
                                                                                                   --------------
               OIL, GAS & CONSUMABLE FUELS - 2.5%
       14,461  Valero Energy Corp................................................................         934,325
                                                                                                   --------------
               PHARMACEUTICALS - 2.7%
        4,123  Allergan PLC......................................................................       1,005,435
                                                                                                   --------------
               ROAD & RAIL - 6.3%
       11,679  Old Dominion Freight Line, Inc....................................................       1,033,825
       26,578  Saia, Inc. (a)....................................................................       1,279,731
                                                                                                   --------------
                                                                                                        2,313,556
                                                                                                   --------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
       15,624  Monolithic Power Systems, Inc.....................................................       1,429,596
                                                                                                   --------------
               SOFTWARE - 6.0%
       34,806  Progress Software Corp............................................................       1,034,434
       58,685  TiVo Corp.........................................................................       1,159,029
                                                                                                   --------------
                                                                                                        2,193,463
                                                                                                   --------------
               SPECIALTY RETAIL - 1.9%
       18,086  Bed Bath & Beyond, Inc............................................................         700,832
                                                                                                   --------------
               TEXTILES, APPAREL & LUXURY GOODS - 2.0%
       28,863  Skechers U.S.A., Inc., Class A (a)................................................         728,791
                                                                                                   --------------
               TOTAL INVESTMENTS - 94.8%.........................................................      34,649,421
               (Cost $29,575,597) (b)
               NET OTHER ASSETS AND LIABILITIES - 5.2%...........................................       1,896,788
                                                                                                   --------------
               NET ASSETS - 100.0%...............................................................  $   36,546,209
                                                                                                   ==============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,654,213 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $580,389.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2         LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                         4/30/2017        PRICES          INPUTS          INPUTS
                                                       -------------   -------------   -------------   -------------
Common Stocks*.....................................    $  34,649,421   $  34,649,421   $          --   $          --
                                                       =============   =============   =============   =============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.


                        See Notes to Financial Statements                 Page 7

FIRST TRUST AQA(R) EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2017 (UNAUDITED)


ASSETS:
Investments, at value
   (Cost $29,575,597)..........................................................................   $ 34,649,421
Cash...........................................................................................      2,153,173
Fund shares sold receivable....................................................................         43,400
Prepaid expenses...............................................................................          1,442
                                                                                                  ------------
   Total Assets................................................................................     36,847,436
                                                                                                  ------------

LIABILITIES:
Payables:
   Investment securities purchased.............................................................        199,971
   Due to investment advisor...................................................................         19,518
   12b-1 distribution and service fees.........................................................         17,706
   Registration fees...........................................................................         17,409
   Audit and tax fees..........................................................................         16,988
   Transfer agent fees.........................................................................         12,478
   Printing fees...............................................................................          6,365
   Administrative fees.........................................................................          4,927
   Fund Shares redeemed........................................................................          2,000
   Trustees' fees and expenses.................................................................          1,726
   Legal fees..................................................................................          1,407
   Financial reporting fees....................................................................            732
                                                                                                  ------------
   Total Liabilities...........................................................................        301,227
                                                                                                  ------------
NET ASSETS.....................................................................................   $ 36,546,209
                                                                                                  ============

NET ASSETS CONSIST OF:
Paid-in capital................................................................................   $ 30,968,126
Par value......................................................................................         15,362
Accumulated net investment income (loss).......................................................       (146,884)
Accumulated net realized gain (loss) on investments............................................        635,781
Net unrealized appreciation (depreciation) on investments......................................      5,073,824
                                                                                                  ------------
NET ASSETS.....................................................................................   $ 36,546,209
                                                                                                  ============

MAXIMUM OFFERING PRICE PER SHARE:

CLASS A SHARES:
Net asset value and redemption price per share (Based on net assets of $15,265,748 and
   638,180 shares of beneficial interest issued and outstanding)...............................   $      23.92
Maximum sales charge (5.50% of offering price).................................................           1.39
                                                                                                  ------------
Maximum offering price to public...............................................................   $      25.31
                                                                                                  ============

CLASS C SHARES:
Net asset value and redemption price per share (Based on net assets of $18,469,825 and
   779,995 shares of beneficial interest issued and outstanding)...............................   $      23.68
                                                                                                  ============

CLASS I SHARES:
Net asset value and redemption price per share (Based on net assets of $2,810,636 and
   118,056 shares of beneficial interest issued and outstanding)...............................   $      23.81
                                                                                                  ============


Page 8                  See Notes to Financial Statements

FIRST TRUST AQA(R) EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)

INVESTMENT INCOME:
Dividends......................................................................................   $    156,773
Interest.......................................................................................          2,720
                                                                                                  ------------
   Total investment income.....................................................................        159,493
                                                                                                  ------------

EXPENSES:
Investment advisory fees.......................................................................        156,010
12b-1 distribution and/or service fees:
   Class A.....................................................................................         15,384
   Class C.....................................................................................         80,384
Transfer agent fees............................................................................         37,989
Administrative fees............................................................................         24,005
Registration fees..............................................................................         19,059
Custodian fees.................................................................................         17,560
Audit and tax fees.............................................................................         13,913
Trustees' fees and expenses....................................................................          8,678
Printing fees..................................................................................          5,365
Financial reporting fees.......................................................................          4,587
Listing expense................................................................................            940
Legal fees.....................................................................................         (7,075)
Other..........................................................................................         (5,437)
                                                                                                  ------------
   Total expenses..............................................................................        371,362
   Fees waived by the investment advisor.......................................................        (64,985)
                                                                                                  ------------
   Net expenses................................................................................        306,377
                                                                                                  ------------
NET INVESTMENT INCOME (LOSS)...................................................................       (146,884)
                                                                                                  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.....................................................        638,073
   Net change in unrealized appreciation (depreciation) on investments.........................      4,315,437
                                                                                                  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................      4,953,510
                                                                                                  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................   $  4,806,626
                                                                                                  ============


                        See Notes to Financial Statements                 Page 9

FIRST TRUST AQA(R) EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS
                                                                                      ENDED            PERIOD
                                                                                    4/30/2017           ENDED
                                                                                   (UNAUDITED)     10/31/2016 (a)
                                                                                 ---------------   ---------------
OPERATIONS:
Net investment income (loss)...................................................  $      (146,884)  $      (118,406)
Net realized gain (loss).......................................................          638,073           462,605
Net change in unrealized appreciation (depreciation)...........................        4,315,437           758,387
                                                                                 ---------------   ---------------
Net increase (decrease) in net assets resulting from operations................        4,806,626         1,102,586
                                                                                 ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A Shares.................................................................         (136,704)               --
Class C Shares.................................................................         (175,390)               --
Class I Shares.................................................................          (34,397)               --
                                                                                 ---------------   ---------------
Total distributions to shareholders............................................         (346,491)               --
                                                                                 ---------------   ---------------

CAPITAL TRANSACTIONS:
Proceeds from shares sold......................................................       10,571,059        25,528,862
Proceeds from shares reinvested................................................          335,556                --
Redemptions of shares..........................................................       (4,263,771)       (1,188,218)
                                                                                 ---------------   ---------------
Net increase (decrease) in net assets resulting from capital transactions......        6,642,844        24,340,644
                                                                                 ---------------   ---------------
Total increase (decrease) in net assets........................................       11,102,979        25,443,230

NET ASSETS:
Beginning of period............................................................       25,443,230                --
                                                                                 ---------------   ---------------
End of period..................................................................  $    36,546,209   $    25,443,230
                                                                                 ===============   ===============
Accumulated net investment income (loss) at end of period......................  $      (146,884)  $            --
                                                                                 ===============   ===============


(a) The Fund was initially seeded on November 9, 2015 and commenced operations on November 10, 2015.


Page 10                 See Notes to Financial Statements

FIRST TRUST AQA(R) EQUITY FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  SIX MONTHS
                                                     ENDED           PERIOD
                                                   4/30/2017          ENDED
CLASS A SHARES                                    (UNAUDITED)     10/31/2016 (a)
                                                 -------------    -------------
Net asset value, beginning of period ...........   $   20.42        $   20.00
                                                   ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)................       (0.07)           (0.08)
Net realized and unrealized gain (loss) ........        3.84             0.50
                                                   ---------        ---------
Total from investment operations................        3.77             0.42
                                                   ---------        ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net realized gain...............................       (0.27)              --
                                                   ---------        ---------
Net asset value, end of period .................   $   23.92        $   20.42
                                                   =========        =========
TOTAL RETURN (c)................................       18.48%            2.10%
                                                   =========        =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........   $  15,266        $  10,527
Ratio of total expenses to average net assets...        1.97% (d)        2.65% (d)
Ratio of net expenses to average net assets ....        1.60% (d)        1.60% (d)
Ratio of net investment income (loss) to average
   net assets ..................................       (0.58)% (d)      (0.42)% (d)
Portfolio turnover rate ........................          30%              57%

(a) Class A Shares were initially seeded on November 9, 2015 and commenced operations on November 10, 2015.

(b)   Per share amounts have been calculated using the average shares method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)   Annualized.


                        See Notes to Financial Statements                Page 11

FIRST TRUST AQA(R) EQUITY FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  SIX MONTHS
                                                     ENDED           PERIOD
                                                   4/30/2017          ENDED
CLASS C SHARES                                    (UNAUDITED)     10/31/2016 (a)
                                                 -------------    -------------
Net asset value, beginning of period ...........   $   20.29        $   20.00
                                                   ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)................       (0.15)           (0.23)
Net realized and unrealized gain (loss) ........        3.81             0.52
                                                   ---------        ---------
Total from investment operations................        3.66             0.29
                                                   ---------        ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net realized gain ..............................       (0.27)              --
                                                   ---------        ---------
Net asset value, end of period .................   $   23.68        $   20.29
                                                   =========        =========
TOTAL RETURN (c)................................       18.05%            1.45%
                                                   =========        =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........   $  18,470        $  12,416
Ratio of total expenses to average net assets...        2.72% (d)        3.48% (d)
Ratio of net expenses to average net assets ....        2.35% (d)        2.35% (d)
Ratio of net investment income (loss) to average
   net assets ..................................       (1.33)% (d)      (1.17)% (d)
Portfolio turnover rate ........................          30%              57%

(a) Class C Shares were initially seeded on November 9, 2015 and commenced operations on November 10, 2015.

(b)   Per share amounts have been calculated using the average shares method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)   Annualized.


Page 12                  See Notes to Financial Statements

FIRST TRUST AQA(R) EQUITY FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  SIX MONTHS
                                                     ENDED           PERIOD
                                                   4/30/2017          ENDED
CLASS I SHARES                                    (UNAUDITED)     10/31/2016 (a)
                                                 -------------    -------------
Net asset value, beginning of period ...........   $   20.30        $   20.00
                                                   ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)................       (0.04)           (0.03)
Net realized and unrealized gain (loss) ........        3.82             0.33
                                                   ---------        ---------
Total from investment operations................        3.78             0.30
                                                   ---------        ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net realized gain ..............................       (0.27)              --
                                                   ---------        ---------
Net asset value, end of period .................   $   23.81        $   20.30
                                                   =========        =========
TOTAL RETURN (c)................................       18.64%            1.50%
                                                   =========        =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........   $   2,810        $   2,500
Ratio of total expenses to average net assets...        2.23% (d)        3.08% (d)
Ratio of net expenses to average net assets ....        1.35% (d)        1.35% (d)
Ratio of net investment income (loss) to average
   net assets ..................................       (0.32)% (d)      (0.15)% (d)
Portfolio turnover rate ........................          30%              57%

(a) Class I Shares were initially seeded on November 9, 2015 and commenced operations on November 10, 2015.

(b)   Per share amounts have been calculated using the average shares method.

(c) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)   Annualized.


                        See Notes to Financial Statements                Page 13

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                         FIRST TRUST AQA(R) EQUITY FUND
                           APRIL 30, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust AQA(R) Equity Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund's investment objective is to seek capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings, if any) in equity securities (specifically, common stocks) of U.S. companies. First Trust Advisors L.P. ("First Trust" or the "Advisor") typically selects common stocks for investment by the Fund using information produced by a proprietary quantitative methodology developed by the Fund's sub-advisor called the Automated Quantitative Analysis ("AQA(R)") program. In general, the stocks chosen for investment by the Fund are those considered by AQA(R) to be the most undervalued at the time the portfolio was selected based on a set of pre-determined proprietary screens and evaluations. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The net asset value ("NAV") of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust, in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks and other securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and the asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                         FIRST TRUST AQA(R) EQUITY FUND
                           APRIL 30, 2017 (UNAUDITED)

obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and the accretion of discounts. Income is allocated on a pro rata basis to each class of shares.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund will distribute to holders of its shares annual dividends of all or a portion of its net income. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                         FIRST TRUST AQA(R) EQUITY FUND
                           APRIL 30, 2017 (UNAUDITED)

The tax character of distributions paid during the fiscal period ended October 31, 2016 was as follows:

Distributions paid from:

Ordinary income....................................   $         --
Capital gain.......................................             --
Return of capital..................................             --

As of October 31, 2016, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income......................   $    344,496
Undistributed capital gains........................             --
                                                      ------------
Total undistributed earnings.......................        344,496
Accumulated capital and other losses...............             --
Net unrealized appreciation (depreciation).........        758,090
                                                      ------------
Total accumulated earnings (losses)................      1,102,586
Other..............................................             --
Paid-in capital....................................     24,340,644
                                                      ------------
Net assets.........................................   $ 25,443,230
                                                      ============

D. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allows it to carry realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2016, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes.

Certain losses realized during the current fiscal year may be deferred and treated as occuring on the first day of the following fiscal year for federal income tax purposes. For the period ended October 31, 2016, the Fund did not defer any net ordinary losses.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable year ended 2016 remains open to federal and state audit. As of April 30, 2017, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

E. EXPENSES

The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.

F. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms are effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Fund.

G. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                         FIRST TRUST AQA(R) EQUITY FUND
                           APRIL 30, 2017 (UNAUDITED)

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

J.J.B. Hilliard, W.L. Lyons, LLC ("Hilliard Lyons" or the "Sub-Advisor") serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee at an annual rate of 0.50% of the Fund's average daily net assets that is paid by First Trust from its investment advisory fee.

First Trust and Hilliard Lyons have agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.35% of average daily net assets of any class of shares of the Fund (the "Expense Cap") until February 28, 2018, and then will not exceed 1.70% from March 1, 2018 to February 28, 2027 (the "Expense Cap Termination Date"). Expenses borne and fees waived by First Trust and Hilliard Lyons are subject to recovery by First Trust and Hilliard Lyons up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding the Expense Cap in place at the time the expense was borne or the fee was waived by First Trust and Hilliard Lyons. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursement for the six months ended April 30, 2017 and the expenses borne by First Trust and Hilliard Lyons subject to recovery were as follows:

                                            EXPENSES SUBJECT TO RECOVERY
                               ------------------------------------------------------
ADVISORY FEE      EXPENSE        PERIOD ENDED     SIX MONTHS ENDED
   WAIVER      REIMBURSEMENT   OCTOBER 31, 2016    APRIL 30, 2017          TOTAL
------------   -------------   ----------------   ----------------   ----------------
  $ 64,985        $    --          $ 183,866          $ 64,985           $ 248,851

Brown Brothers Harriman & Co. ("BBH") serves as the Fund's administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As custodian, BBH is responsible for custody of the Fund's assets.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                         FIRST TRUST AQA(R) EQUITY FUND
                           APRIL 30, 2017 (UNAUDITED)

                         4. CAPITAL SHARE TRANSACTIONS

Capital transactions were as follows:

                                     SIX MONTHS ENDED                    PERIOD ENDED
                                      APRIL 30, 2017                   OCTOBER 31, 2016

                                  SHARES          VALUE             SHARES          VALUE
                                ----------    -------------       ----------    -------------
Sales:
     Class A                       217,169    $   5,088,893          531,388    $   10,344,389
     Class C                       220,757        5,081,913          628,518        12,270,092
     Class I                        17,512          400,253          149,057         2,914,381
                                ----------    -------------       ----------    -------------
Total Sales:                       455,438    $  10,571,059        1,309,163    $   25,528,862
                                ==========    =============       ==========    =============

Dividend Reinvestment:
     Class A                         5,645    $     132,534               --    $          --
     Class C                         7,273          169,471               --               --
     Class I                         1,437           33,551               --               --
                                ----------    -------------       ----------    -------------
Total Dividend Reinvestment:        14,355    $     335,556               --    $          --
                                ==========    =============       ==========    =============

Redemptions:
     Class A                      (100,135)   $  (2,316,267)         (16,087)   $    (313,316)
     Class C                       (59,945)      (1,389,801)         (16,608)        (338,194)
     Class I                       (24,060)        (557,703)         (25,890)        (536,708)
                                ----------    -------------       ----------    -------------
Total Redemptions:                (184,140)   $  (4,263,771)         (58,585)   $  (1,188,218)
                                ==========    =============       ==========    =============

                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the six months ended April 30, 2017, were $13,865,318 and 8,807,991, respectively.

                       6. DISTRIBUTION AND SERVICE PLANS

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.

                               7. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                         FIRST TRUST AQA(R) EQUITY FUND
                           APRIL 30, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. THE FOLLOWING SUMMARIZES SOME OF THE RISKS THAT SHOULD BE CONSIDERED FOR THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER FUND REGULATORY FILINGS.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

LIQUIDITY RISK. The Fund invests in equity securities that may have limited liquidity despite being listed on a securities exchange. Equity securities that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular security, as well as the size and liquidity of the market for such security. The prices at which the equity securities are held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MODEL RISK. The Fund relies heavily on a proprietary quantitative model that uses information and data supplied by third parties. When the model and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

VALUE INVESTING RISK. The Fund focuses its investments on securities that the proprietary quantitative model on which the Fund is based considers to be undervalued or inexpensive relative to other investments. These types of securities may present risks in addition to the general risks associated with investing in them. These securities are selected on the basis of an issuer's business and economic fundamentals or a security's current credit profile, relative to current market practice. Disciplined adherence to a "value" investment mandate during period in which that style is "out of favor" can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue growth style investments and/or flexible style mandates.

                      This Page Left Blank Intentionally.

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

INVESTMENT SUB-ADVISOR
J.J.B. Hilliard, W.L. Lyons, LLC
500 West Jefferson Street
Louisville, KY 40202.

ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA  02110

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19810

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                First Trust Series Fund
               -------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 20, 2017
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 20, 2017
     ---------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: June 20, 2017
     ---------------

* Print the name and title of each signing officer under his or her signature.